(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The managers' review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   32   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  40   Notes to the financial statements.

PROXY VOTING RESULTS   49


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                      PAST 6   PAST 1   LIFE OF
                                                 MONTHS   YEAR     FUND

Advisor Strategic Income - Institutional Class   4.54%    13.97%   44.87%

Merrill Lynch High Yield Master Index            5.84%    14.30%   41.49%

Fidelity Strategic Income Composite              4.36%    13.12%   n/a
Benchmark

Multi-Sector Income Funds Average                4.28%    12.85%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Institutional Class' returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestments of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                            PAST 1   LIFE OF
                                                       YEAR     FUND

Advisor Strategic Income - Institutional Class         13.97%   14.90%

Merrill Lynch High Yield Master Index                  14.30%   13.89%

Fidelity Strategic Income Composite                    13.12%   n/a
Benchmark

Multi-Sector Income Funds Average                      12.85%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
     1994/10/31   10000.00                    10000.00
10000.00
     1994/11/30   10050.16                     9926.77
9921.26
     1994/12/31   10017.44                    10037.19
9887.56
     1995/01/31   10129.20                    10179.02
9962.57
     1995/02/28   10368.45                    10496.62
10125.61
     1995/03/31   10518.89                    10642.70
10301.07
     1995/04/30   10913.50                    10891.88
10634.09
     1995/05/31   11324.23                    11232.17
11037.19
     1995/06/30   11382.14                    11317.96
11135.32
     1995/07/31   11493.76                    11447.35
11192.91
     1995/08/31   11513.63                    11516.82
11198.60
     1995/09/30   11719.90                    11648.59
11390.44
     1995/10/31   11856.52                    11731.16
11444.44
     1995/11/30   11989.37                    11845.67
11595.55
     1995/12/31   12259.67                    12035.82
11847.24
     1996/01/31   12533.28                    12225.90
12046.81
     1996/02/29   12432.43                    12244.31
11927.06
     1996/03/31   12404.15                    12211.05
11944.14
     1996/04/30   12520.67                    12216.59
12025.48
     1996/05/31   12605.37                    12304.69
12090.46
     1996/06/30   12711.84                    12378.60
12234.53
     1996/07/31   12788.72                    12462.64
12369.42
     1996/08/31   12935.81                    12591.35
12504.03
     1996/09/30   13339.06                    12861.50
12784.11
     1996/10/31   13512.61                    13002.45
12956.74
     1996/11/30   13776.79                    13265.33
13230.23
     1996/12/31   13857.85                    13367.40
13261.40
     1997/01/31   13939.84                    13470.13
13301.40
     1997/02/28   14073.62                    13659.09
13391.81
     1997/03/31   13765.07                    13507.38
13220.01
     1997/04/30   13919.24                    13661.12
13350.18
     1997/05/30   14280.02                    13936.43
13643.22
     1997/06/30   14487.16                    14132.00
13839.71
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $14,487 - a 44.87% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,132 - a 41.32% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,840 - an 38.40% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain. Investing in foreign
markets means assuming
greater risks than investing in
the United States.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             OCTOBER 31,
                              MONTHS     31,                              1994
                              ENDED                                       (COMMENCEMEN
                              JUNE 30,                                    T
                                                                          OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,

                              1997       1996                    1995     1994

Dividend return               3.47%      7.70%                   8.74%    0.97%

Capital appreciation return   1.07%       5.34%                  13.67%   -0.80%

Total return                  4.54%      13.04%                  22.41%   0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class' are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED JUNE 30, 1997   PAST 1        PAST 6         PAST 1
                             MONTH         MONTHS         YEAR

Dividends per share          6.33(cents)   37.99(cents)   80.37(cents)

Annualized dividend rate     6.77%         6.83%          7.15%

30-day annualized yield      6.53%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.38 over the past one month, $11.21 over the past six months, and $11.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. If the fund had not been in reimbursement, the yield may have been lower.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK: THE MANAGERS' OVERVIEW


The following is an interview with John Carlson (top left), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund and manager of the fund's investments in emerging markets, with additional comments from co-managers Curt Hollingsworth (bottom left) on U.S. government securities, Margaret Eagle (top right) on high-yield securities and Jonathan Kelly (bottom right) on foreign developed-market securities.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the six months that ended June 30, 1997, the fund's Institutional Class shares returned 4.54%. The multi-sector income funds average, as tracked by Lipper Analytical Services, returned 4.28% over the same period, while the Merrill Lynch High Yield Master Index returned 5.84%. From a 12-month perspective, the fund's Institutional Class shares returned 13.97% as of June 30, while the peer group and index returned 12.85% and 14.30%, respectively.
Q. WHAT WAS BEHIND THE CONTINUED STRENGTH OF EMERGING MARKET SECURITIES? J.C. Among other factors, the favorable backdrop of low interest rate levels and increased economic reform in emerging market countries remained in place. The market started off strong in early 1997. When Federal Reserve Board chairman Alan Greenspan made his warning remarks in late December concerning "irrational exuberance" in the U.S. equity markets, emerging markets debt seemed to be one of the few asset groups that actually took heed. Credit spreads - or the risk/reward tradeoff - between emerging market bonds and the 30-year Treasury bond widened significantly. After the Fed raised interest rates in early March, credit spreads tightened. As the period closed, we had pretty much gone back to where we started the year in terms of interest rate levels. In terms of the fund itself, countries such as Bulgaria and Russia turned in strong performances. Since the Mexican crisis, emerging market debt securities have achieved equity-like returns while treading in volatile waters. I think it's going to be very difficult to top the returns we've seen over the last year or so and that we may move to more of a credit-driven type of market.
Q. CURT, HOW WOULD YOU CHARACTERIZE THE PERFORMANCE OF THE U.S. BOND MARKET OVER THE PAST SIX MONTHS?
C.H. The market continued to pay close attention to Fed monetary policy, as interest rates rose overall during the period. Bond market yields started off the year at lower levels, moved up throughout the springtime and eventually peaked out in mid-April, when the 30-year Treasury bond reached 7.17%. The rate hike in March didn't have as much of an effect on the market as it could have, due to the fact that the market had already priced in an upward move. As the period progressed, and it became apparent that the Fed wouldn't make additional moves unless completely necessary, the market rallied. In terms of the fund, my overweighting in mortgage-backed bonds proved beneficial as low yield volatility, tightening spreads and generally low prepayment activity helped. Going forward, I'll most likely reduce my mortgage weighting, taking profits in some of those bonds that have performed exceptionally well. As far as potential interest rate direction, it's really anyone's guess as to what will happen next.
Q. HOW DID THE HIGH-YIELD MARKET FARE, MARGARET?
M.E. The high-yield market fluctuated during the period, triggered mostly by interest rate speculation. The market began the year strongly, but cooled off when the Fed hiked interest rates. In April, we began to see signs of stabilization and performance took an upturn. Many of the fund's zero coupon bond holdings - which by nature are more susceptible to market volatility - felt the brunt of this interest rate increase during the first quarter. Specifically, the fund's telecommunications positions, many of which are zero coupon bonds, detracted from first quarter performance but rebounded toward the end of the period. On a positive note, the fund realized some appreciation from its food industry positions, particularly Smith's Foods and Fresh Del Monte. Going forward, I'm optimistic on the prospects for the high-yield market. Default rates are at historic lows, and, if the economy continues to be stable and inflation remains in check, investors should continue to find the high-yield market an appealing investment option.
Q. JONATHAN, WHAT WAS THE STORY WITH THE DEVELOPED, GLOBAL BOND MARKETS? J.K. In general, bond markets throughout the developed world performed a bit better than the U.S., but mostly in local currency terms. Because the U.S. dollar has been so strong, particularly against many of the European currencies, investments converted back into dollars lost much of their luster. In addition, there is a good amount of uncertainty concerning potential weakness in the European Monetary Union and its proposed single currency, the `euro.' Conversely, the "Anglo-Saxon" economies - those of the U.S., United Kingdom and Canada - performed well as their respective currencies were strong. Japan, which constitutes the largest regional exposure within this portion of the fund, was an interesting story. Though the Japanese economy continued to falter, there's a general feeling among investors that the yen may have fallen far enough. As a result, Japanese bonds provided a positive return in dollar terms and outperformed the U.S. bond market.
Q. TURNING BACK TO YOU, JOHN, WHAT'S YOUR OUTLOOK FOR EMERGING MARKETS? J.C. I know it's a clich<UNDEF>, but I'm cautiously optimistic. U.S. interest rate policy will be closely watched, as will the state of the U.S. equity market, but I think it will take a rather significant interest rate change to have an overall impact on our markets. Regardless, we'll continue to look for good credit stories and do our homework.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
as a secondary objective, the
fund may also seek capital
appreciation
START DATE: October 31,
1994
SIZE: as of June 30, 1997,
more than $165 million
MANAGERS: John Carlson,
lead manager, since 1996;
Curtis Hollingsworth,
manager of the fund's U.S.
government investments,
since February 1997;
Margaret Eagle, manager of
the fund's high-yield
investments, since 1996; and
Jonathan Kelly, manager
of the fund's investments in
developed foreign markets,
since 1996; Effective
September 1, 1997, Brian
Hogan will become manager
of the fund's emerging
market investments
(checkmark)
JOHN CARLSON DISCUSSES
EMERGING MARKET RESEARCH:
"When considering a potential
investment, we typically begin
with a research trip. From
that, we'll obtain local
contacts who can aid our
assessment of the current
economic, political and
investment climate within a
particular region. Depending on
the country, we may identify
which development `models'
are being pursued in that
region and which can help us
compare countries to one
another.
"If an investment is
dollar-denominated, we
assess a country's
foreign-exchange earnings
capability and its international
liquidity position. Local
currency investing demands
knowledge of investment
instruments available, having
a view of the currency,
monitoring foreign reserves,
understanding the depth and
liquidity of the market and
being aware of relevant
foreign investment laws. In
some cases, the necessary
infrastructure for us to invest
- including adequate
custody and settlement
operations - may not yet
exist. We put those countries
on our radar screen for the
future."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF JUNE 30, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)    % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE HOLDINGS
                                                          6 MONTHS AGO

U.S. Treasury                              11.7           12.9

Government National Mortgage Association   7.5            7.8

Federal National Mortgage Association      5.4            5.8

Time Warner, Inc.                          2.4            2.1

Brazilian Federative Republic              2.1            2.1

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      12.3           9.9

Utilities            6.1            4.6

Finance              4.9            5.5

Retail & Wholesale   4.0            3.6

Basic Industries     3.6            2.4

QUALITY DIVERSIFICATION AS OF JUNE 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa, Aa, A          4    42.5
                    0
                    .
                    8

Baa                 0    0.7
                    .
                    0

Ba                  7    8.9
                    .
                    3

B                   2    27.8
                    7
                    .
                    9

Caa, Ca, C          3    3.3
                    .
                    9

Not Rated           7    6.8
                    .
                    1

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1997 AND DECEMBER 31, 1996 ACCOUNT FOR 7.1% AND 6.8%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 * AS OF DECEMBER 31, 1996 **

Corporate bonds 35.2%
U.S. government
and agency
obligations 26.7%
Foreign government
obligations 21.6%
Stocks 5.6%
Other 3.5%
Short-term
investments 7.4%
Corporate bonds 36.5%
U.S. government
and agency
obligations 28.4%
Foreign government
obligations 21.5%
Stocks 6.1%
Other 3.5%
Short-term
investments 4.0%
Row: 1, Col: 1, Value: 7.4
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 5.6
Row: 1, Col: 4, Value: 21.6
Row: 1, Col: 5, Value: 26.7
Row: 1, Col: 6, Value: 35.2
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 6.1
Row: 1, Col: 4, Value: 21.5
Row: 1, Col: 5, Value: 28.4
Row: 1, Col: 6, Value: 36.5


* FOREIGN
 INVESTMENTS 29.9%
** FOREIGN
 INVESTMENTS 28.7%
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 35.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 0.2%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
BPH Finance BV 3%, 5/22/02 (g)  - $ 160,000 $ 168,800
UTILITIES - 0.1%
ELECTRIC UTILITY - 0.1%
Huaneng Power International, Inc.
1 3/4%, 5/21/04  -  225,000  230,345
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
0%, 12/15/05 (e)(g)  -  10,000  6,500
TOTAL utilities   236,845
TOTAL CONVERTIBLE BONDS   405,645
NONCONVERTIBLE BONDS - 35.0%
AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 1.3%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  530,000  584,325
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  1,000,000  1,000,000
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  130,000  144,625
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  490,000  524,300
  2,253,250
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07   B1  90,000  90,900
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
9 1/4%, 12/1/06  B1  180,000  187,650
TOTAL AEROSPACE & DEFENSE   2,531,800
BASIC INDUSTRIES - 3.2%
CHEMICALS & PLASTICS - 0.8%
Astor Corp. 10 1/2%, 10/15/06  B3  230,000  242,650
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa  140,000  152,600
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Foamex LP/Foamex Capital Corp.
9 7/8%, 6/15/07 (g)  B3 $ 90,000 $ 91,125
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  130,000  132,600
NL Industries, Inc. 11 3/4%, 10/15/03  B1  20,000  21,700
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  20,000  21,400
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  400,000  431,000
 0%, 8/15/08 (e)  Caa  500,000  330,000
  1,423,075
METALS & MINING - 0.3%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  420,000  454,650
Well Aluminum Corp.
10 1/8%, 6/1/05 (g)  B2  60,000  61,800
  516,450
PACKAGING & CONTAINERS - 0.2%
Fonda Group, Inc. 9 1/2%, 3/1/07 (g)  B3  60,000  57,450
Gaylord Container Corp. 12 3/4%, 5/15/05  Caa  280,000  308,000
  365,450
PAPER & FOREST PRODUCTS - 1.9%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (g)  B3  125,000  128,125
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  180,000  210,600
Container Corp. of America:
10 3/4%, 5/1/02  B1  70,000  76,563
 gtd.:
 9 3/4%, 4/1/03  B1  400,000  423,000
  11 1/4%, 5/1/04  B1  150,000  164,250
Florida Coast Paper Co. LLC/Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  Caa  80,000  82,600
Pen-Tab Industries, Inc.
10 7/8%, 2/1/07 (g)  B3  500,000  506,250
Repap New Brunswick, Inc. yankee:
9 7/8%, 7/15/00  B2  100,000  100,250
 10 5/8%, 4/15/05  Caa  730,000  688,025
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B2 $ 210,000 $ 211,050
 9 7/8%, 5/1/06  Caa  180,000  181,350
Riverwood International 10 7/8%, 4/1/08  Caa  70,000  63,525
SD Warren Co., Series B, 12%, 12/15/04  B1  70,000  78,400
Stone Container Corp.:
12 1/4%, 4/1/02 unit  B3  130,000  132,600
 11 7/8%, 8/1/16  B2  110,000  118,800
  3,165,388
TOTAL BASIC INDUSTRIES   5,470,363
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
Compania Latinoamericana de Infraestructura
& Servicios SA 11 5/8%, 6/1/04 (g)  BB-  125,000  131,250
DURABLES - 0.8%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Safelite Glass Corp. 9 7/8%, 12/15/06 (g)  B3  150,000  158,625
HOME FURNISHINGS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  49,000  53,655
TEXTILES & APPAREL - 0.6%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  500,000  512,500
Dan River, Inc. 10 1/8%, 12/15/03  B3  40,000  42,400
GFSI, Inc. 9 5/8%, 3/1/07 (g)  B3  50,000  50,500
Polymer Group, Inc. 9%, 7/1/07 (g)  -  470,000  462,438
  1,067,838
TOTAL DURABLES   1,280,118
ENERGY - 1.5%
ENERGY SERVICES - 0.2%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  250,000  246,250
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 1.3%
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1 $ 100,000 $ 120,250
 9 3/4%, 10/1/06  B3  340,000  355,300
KCS Energy, Inc. 11%, 1/15/03  B1  270,000  290,925
Mesa Operating Co. 10 5/8%, 7/1/06  Ba2  210,000  238,350
Ocean Energy, Inc. 8 7/8%, 7/15/07 (g)  B3  200,000  200,000
Petsec Energy, Inc. 9 1/2%, 6/15/07 (g)  B3  80,000  80,000
Pogo Producing Co. 8 3/4%, 5/15/07 (g)  B1  110,000  110,550
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  325,500
Vintage Petroleum, Inc. 9%, 12/15/05  B1  500,000  510,000
  2,230,875
TOTAL ENERGY   2,477,125
FINANCE - 4.4%
ASSET-BACKED SECURITIES - 1.0%
Airplanes Pass Through Trust
10 7/8%, 3/15/19  Ba2  1,280,000  1,478,400
Premier Auto Trust 4.90%, 12/15/98  Aaa  34,571  34,442
Sears Credit Account Master Trust II
7%, 1/15/04  Aaa  200,000  202,500
Standard Credit Card Master Trust I
7.65%, 2/15/00  A2  30,000  30,272
  1,745,614
BANKS - 1.8%
Deutsche Bank Finance NV
4 1/8%, 11/15/99 (c)  Aa1 JPY 100,000  928,955
Export-Import Bank of Japan euro
4 3/8%, 10/1/03 (c)  Aaa JPY 205,000  2,015,221
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa2 GBP 75,000  123,067
  3,067,243
CREDIT & OTHER FINANCE - 0.5%
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (g)  -  240,000  256,800
General Electric Capital Corp.
6 1/2%, 2/8/99  Aaa SEK 500,000  66,423
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Homeside, Inc. 11 1/8%, 5/15/03  Ba1 $ 55,000 $ 63,800
Indah Kiat Finance Mauritius Ltd.
10%, 7/1/07 (g)  Ba3  250,000  249,375
Matahari International Finance Co. BV
11 1/4%, 3/15/01 (g)  BB  125,000  133,750
PTC International Finance BV
0%, 7/1/07 (e)(g)  B3  50,000  30,313
Polytama International Finance BV
11 1/4%, 6/15/07  B2  125,000  129,063
  929,524
SAVINGS & LOANS - 1.1%
First Nationwide Holdings, Inc.:
12 1/4%, 5/15/01  Ba2  100,000  110,250
 10 5/8%, 10/1/03  Ba3  1,480,000  1,605,800
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  70,000  78,050
  1,794,100
TOTAL FINANCE   7,536,481
HEALTH - 0.7%
DRUGS & PHARMACEUTICALS - 0.1%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  Aa3 GBP 25,000  44,479
Leiner Health Products, Inc.
9 5/8%, 7/1/07 (g)  B3  50,000  50,625
  95,104
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
IMED Corp. 9 3/4%, 12/1/06 (g)  B3  70,000  71,050
MEDICAL FACILITIES MANAGEMENT - 0.6%
Dynacare, Inc. yankee 10 3/4%, 1/15/06  B2  360,000  374,400
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  50,000  51,500
Paracelsus Healthcare Corp. 10%, 8/15/06  B3  120,000  121,500
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  510,000  517,650
  1,065,050
TOTAL HEALTH   1,231,204
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 0.2%
Amphenol Corp. 9 7/8%, 5/15/07  B2 $ 80,000 $ 82,400
L-3 Communications Corp.
10 3/8%, 5/1/07 (g)  B2  80,000  84,600
Motors & Gears, Inc. 10 3/4%, 11/15/06  B3  150,000  154,500
  321,500
INDUSTRIAL MACHINERY & EQUIPMENT -1.2%
Continental Global Group, Inc.
11%, 4/1/07 (g)  B2  400,000  420,000
Goss Graphic System, Inc. 12%, 10/15/06  B2  340,000  374,000
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  100,000  106,750
Roller Bearing Co. America, Inc.
9 5/8%, 6/15/07 (g)  B3  550,000  556,875
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  500,000  545,000
  2,002,625
POLLUTION CONTROL - 0.3%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (g)  B3  590,000  631,300
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,955,425
MEDIA & LEISURE - 8.0%
BROADCASTING - 5.1%
Adelphia Communications Corp.:
12 1/2%, 5/15/02  B3  1,060,000  1,123,600
 9 1/2%, 2/15/04  B3  1,000,000  950,000
 9 7/8%, 3/1/07 (g)  B3  200,000  193,000
Capstar Radio Broadcasting Partners, Inc.
9 1/4%, 7/1/07 (g)  -  120,000  116,100
Chancellor Radio Broadcasting Co.
8 3/4%, 6/15/07 (g)  B3  160,000  158,000
Diamond Cable Communications PLC yankee (e):
0%, 9/30/04  B3  630,000  508,725
 0%, 12/15/05  B3  10,000  6,613
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Echostar Communications Corp. secured discount
0%, 6/1/04 (e)  B2 $ 1,000,000 $ 840,000
Echostar DBS Corp. 12 1/2%, 7/1/02 (g)  Caa  340,000  337,025
Echostar Satellite Broadcasting Corp.
 0%, 3/15/04 (e)  Caa  1,100,000  781,000
Grupo Televisa SA de CV yankee
0%, 5/15/08 (e)  Ba3  300,000  208,500
Innova S De R.L. 12 7/8%, 4/1/07 (g)  B-  120,000  125,700
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  520,000  559,650
International Cabletel, Inc.:
0%, 2/1/06 (e)  B3  280,000  193,200
 10%, 2/15/07 (g)  -  700,000  707,000
Jacor Communications Co.:
9 3/4%, 12/15/06  B2  370,000  384,800
 8 3/4%, 6/15/07 (g)  B2  570,000  562,875
Spanish Broadcasting System, Inc.
7 1/2%, 6/15/02  B3  700,000  770,000
Telewest PLC 0%, 10/1/07 (e)  B1  370,000  267,325
  8,793,113
ENTERTAINMENT - 1.3%
AMF Group, Inc., Series B, 10 7/8%, 3/15/06  B2  260,000  280,150
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  500,000  520,000
Showboat Marina Casino Partnership/Showboat
Marina Finance Corp. 13 1/2%, 3/15/03  B2  700,000  794,500
Viacom, Inc. 8%, 7/7/06  B1  640,000  620,800
  2,215,450
LEISURE DURABLES & TOYS - 0.1%
Leslie's Poolmart, Inc. 10 3/8%, 7/15/04 (g)  B2  90,000  92,250
LODGING & GAMING - 0.6%
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  110,000  116,600
Horseshoe Gaming LLC:
12 3/4%, 9/30/00  B1  290,000  324,075
 9 3/8%, 6/15/07 (g)  B3  190,000  191,188
KSL Recreation Group, Inc.
10 1/4%, 5/1/07 (g)  B3  410,000  426,400
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  30,000  30,450
  1,088,713
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.1%
Sun Media Corp.:
9 1/2%, 5/15/07 (g)  B3 $ 40,000 $ 40,400
 yankee 9 1/2%, 2/15/07 (g)  B3  70,000  70,700
  111,100
RESTAURANTS - 0.8%
SC International Services, Inc. 13%, 10/1/05  B3  1,190,000  1,362,550
TOTAL MEDIA & LEISURE   13,663,176
NONDURABLES - 1.1%
FOODS - 0.9%
Fresh Del Monte Produce NV 10%, 5/1/03 Caa 260,000 265,850 Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  1,300,000  1,332,500
  1,598,350
HOUSEHOLD PRODUCTS - 0.1%
French Fragrances, Inc.
10 3/8%, 5/15/07 (g)  B2  90,000  91,800
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  60,000  63,900
  155,700
TOBACCO - 0.1%
North Atlantic Trading, Inc.
11%, 6/15/04 (g)  B3  70,000  71,050
TOTAL NONDURABLES   1,825,100
RETAIL & WHOLESALE - 3.8%
APPAREL STORES - 0.0%
Specialty Retailers, Inc. 9%, 7/15/07 (g)  B2  80,000  79,600
GENERAL MERCHANDISE STORES - 0.2%
K mart Corp. 8.70%, 8/1/97  Ba2  250,000  250,625
GROCERY STORES - 3.5%
Di Giorgio Corp. 10%, 6/15/07 (g)  -  120,000  117,000
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  851,093  994,945
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Grand Union Co. 12%, 9/1/04  Caa $ 290,000 $ 214,600
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa  890,000  901,125
 12 5/8%, 6/15/02  Caa  30,000  30,750
 9 5/8%, 5/1/03  B3  240,000  231,600
Ralph's Grocery Co.:
10.45%, 6/15/04  B1  260,000  279,500
 11%, 6/15/05  B3  1,210,000  1,312,850
Randalls Food Markets, Inc.
9 3/8%, 7/1/07 (g)  B2  180,000  179,325
Smith's Food & Drug Centers, Inc.
11 1/4%, 5/15/07  B3  1,120,000  1,316,000
Star Markets, Inc. 13%, 11/1/04  B3  320,000  363,200
  5,940,895
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Cole National Group, Inc. 9 7/8%, 12/31/06  B2  120,000  126,600
TOTAL RETAIL & WHOLESALE   6,397,720
SERVICES - 1.0%
GOVERNMENT SERVICES - 0.2%
Queensland Treasury Corp.:
8%, 8/14/01  Aaa AUD 250,000  200,139
 8%, 5/14/03  Aaa AUD 200,000  160,308
  360,447
PRINTING - 0.4%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  710,000  729,525
SERVICES - 0.4%
Orion Network System, Inc.:
0%, 1/15/07 unit (e)  B2  140,000  79,800
 11 1/4%, 1/15/07 unit  B2  480,000  490,800
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  60,000  65,700
  636,300
TOTAL SERVICES   1,726,272
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 1.4%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Dictaphone Corp. 11 3/4%, 8/1/05  B3 $ 190,000 $ 174,800
Exide Electronics Group, Inc.
11 1/2%, 5/15/06  B3  290,000  311,025
  485,825
ELECTRONIC INSTRUMENTS - 0.6%
Packard Bioscience, Inc. 9 3/8%, 3/1/07 (g)  B3  630,000  630,000
Therma-Wave, Inc. 10 5/8%, 5/15/04 (g)  B2  300,000  318,750
  948,750
ELECTRONICS - 0.5%
Viasystems, Inc. 9 3/4%, 6/1/07 (g)  B3  840,000  854,700
TOTAL TECHNOLOGY   2,289,275
TRANSPORTATION - 0.0%
RAILROADS - 0.0%
TFM SA de CV 0%, 6/15/09 (e)(g)  B2  130,000  75,075
UTILITIES - 5.8%
CELLULAR - 3.3%
Dial Call Communications, Inc.
0%, 4/15/04 (e)  B3  100,000  82,125
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,122,000
Microcell Telecommunications, Inc.
0%, 6/1/06 (e)  B3  630,000  352,800
Millicom International Cellular SA
0%, 6/1/06 (e)  B3  890,000  636,350
McCaw International Ltd.
0%, 4/15/07 unit (e)(g)  CCC  3,353,000  1,609,440
Nextel Communications, Inc.
0%, 9/1/03 (e)  B3  1,190,000  1,032,325
Omnipoint Corp.:
11 5/8%, 8/15/06  B2  30,000  28,350
 Series A, 11 5/8%, 8/15/06  B3  550,000  519,750
Pagemart Nationwide, Inc. 0%, 2/1/05 (e)  -  130,000  96,850
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Telesystem International Wireless, Inc.
0%, 6/30/07 (e)(g)  B- $ 430,000 $ 228,975
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  30,000  27,900
  5,736,865
TELEPHONE SERVICES - 2.5%
Brooks Fiber Properties, Inc.
11 7/8%, 11/1/06  -  310,000  199,950
Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (e)  B2  630,000  541,013
ITC Deltacom, Inc. 11%, 6/1/07 (g)  B3  240,000  241,200
McleodUSA, Inc. 0%, 3/1/07 (e)(g)  B3  90,000  57,375
Nextlink Communications, Inc.
12 1/2%, 4/15/06  -  1,210,000  1,285,625
Qwest Communications, International, Inc.
10 7/8%, 4/1/07 (g)  B2  370,000  402,375
RSL Communications Ltd./RSL Communications PLC
12 1/4%, 11/15/06  -  480,000  488,400
Teleport Communications Group, Inc.:
0%, 7/1/07 (e)  B1  1,210,000  872,713
 9 7/8%, 7/1/06  B1  110,000  117,425
  4,206,076
TOTAL UTILITIES   9,942,941
TOTAL NONCONVERTIBLE BONDS   59,533,325
TOTAL CORPORATE BONDS
(Cost $58,230,675)   59,938,970
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 13.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
U.S. TREASURY OBLIGATIONS - 11.7%
8 7/8%, 2/15/99  Aaa $ 2,530,000 $ 2,639,903
9 1/8%, 5/15/99  Aaa  5,647,000  5,946,122
8%, 8/15/99  Aaa  5,600,000  5,806,472
6 7/8%, 3/31/00  Aaa  2,112,000  2,146,320
12 3/8%, 5/15/04  Aaa  80,000  105,687
7 7/8%, 11/15/04  Aaa  700,000  755,454
7%, 7/15/06  Aaa  2,500,000  2,571,875
  19,971,833
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government through
Agency for International Development)
8 1/2%, 4/1/06  Aaa  200,000  215,682
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  48,594  51,596
  Class 2-E, 9.40%, 5/15/02  Aaa  210,254  223,103
  Class 3-T, 9 5/8%, 5/15/02  Aaa  92,626  98,408
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  798,000  803,411
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 1/8%, 8/15/99  Aaa  151,000  153,613
  7 3/4%, 11/15/99  Aaa  33,000  33,997
  0%, 11/15/01  Aaa  1,335,000  1,010,502
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.27%, 8/1/03  Aaa  210,000  226,804
  2,817,116
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,407,470)   22,788,949
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 13.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
 6%, 12/1/07  Aaa $ 119,735 $ 117,918
 8 1/2%, 3/1/20  Aaa  527,579  554,201
  672,119
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.4%
 5 1/2%, 5/1/11  Aaa  647,319  594,659
 5 1/2%, 7/1/27 (h)  Aaa  320,503  321,194
 6%, 4/1/01 to 1/1/26  Aaa  3,887,848  3,766,711
 6 1/2%, 5/1/08 to 2/1/26  Aaa  2,541,356  2,443,328
 7 1/2%, 5/1/26 to 6/1/26  Aaa  974,606  978,260
 8%, 7/1/27 (h)  Aaa  1,000,000  1,022,810
  9,126,962
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.5%
 6%, 1/15/09 to 5/15/09  Aaa  1,307,060  1,271,926
 6 1/2%, 4/15/26 to 5/15/26  Aaa  971,593  929,388
 7%, 9/15/25 to 12/15/25  Aaa  116,065  77,257
 7%,  8/15/27 (h)  Aaa  1,862,594  1,869,719
 7 1/2%, 2/15/22 to 2/15/27  Aaa  4,607,656  4,627,168
 8%, 3/15/27  Aaa  1,008,234  1,031,544
 8 1/2%, 4/15/26 to 12/15/26  Aaa  2,719,890  2,826,129
 11 1/2%, 3/15/10  Aaa  116,804  131,392
  12,764,523
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $22,425,569)   22,563,604
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99 (Cost $4,532)  Baa3  4,498  4,492
FOREIGN GOVERNMENT OBLIGATIONS (J) - 21.6%
Argentinian Republic:
 11 3/4%, 2/12/07  B1 ARS 130,000  144,646
 11 3/4%, 2/12/07 (g)  B1 ARS 1,000,000  1,112,661
 BOCON 3.29%, 9/1/02 (i)  B1 ARS 797  676
 Bote 2.22%, 4/3/00 (i)  B1  2,145  924
 Brady par euro 5 1/2%, 3/31/23 (f)  B1  2,040,000  1,414,618 global bond 11 3/8%, 1/30/17  B1  470,000  523,463
Austrian Republic euro 4 1/2%, 9/28/05 (c)  Aaa JPY 120,000  1,206,333
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
Belgian Kingdom:
8 3/4%, 6/25/02  Aa1 BEF 22,000,000 $ 718,241
 7 1/2%, 7/29/08  Aa1 BEF 3,000,000  93,901
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1  2,090,009  1,681,151
  debt conversion bond euro
  6.9375%, 4/15/12 (i)  B1  1,550,000  1,280,688
 global bond 10 1/8%, 5/15/27  B1  702,000  676,728
Bulgarian Republic (i):
6.0625%, 7/28/11  B3  575,000  414,359
 FLIRB A 2 1/4%, 7/28/12  B3  1,775,000  1,010,641
Canadian Government:
8 1/2%, 4/1/02  Aa1 CAD 400,000  323,587
 10 1/4%, 2/1/04  Aa1 CAD 1,150,000  1,020,769
City of Buenos Aires 11 1/4%, 4/11/07 (g)  B1  500,000  542,500
City of St. Petersburg Russia
9 1/2%, 6/18/02 (g)  -  250,000  249,688
Danish Kingdom Bullet:
6%, 12/10/99  Aaa DKK 700,000  109,791
 9%, 11/15/00  Aaa DKK 400,000  68,490
 8%, 5/15/03  Aaa DKK 2,200,000  374,241
Dutch Government:
8 3/4%, 5/1/00  AAA NLG 800,000  458,103
 5 3/4%, 1/15/04  AAA NLG 1,100,000  578,983
 7%, 6/15/05  AAA NLG 260,000  145,892
Ecuador Republic:
 11 1/4%, 4/25/02 (g)  -  455,000  478,888
 Brady past due interest euro
 6.4375%, 2/28/15 (bearer) (i)  -  1,140,890  736,946
French Government:
OAT 9 1/2%, 1/25/01  Aaa FRF 9,000,000  1,794,582
 8 1/2%, 12/26/12  Aaa FRF 3,100,000  659,729
German Federal Republic:
7 3/4%, 2/21/00  Aaa DEM 1,050,000  659,416
 8 3/8%, 5/21/01  Aaa DEM 1,900,000  1,243,626
Italian Republic (c):
12 1/2%, 1/1/98  Aa3 ITL 1,500,000  901,361
 12%, 1/1/03  Aa3 ITL 850,000  623,263
 9 1/2%, 1/1/05  Aa3 ITL 1,100,000  746,350
Jamaica Government 9 5/8%, 7/2/02 (g)  -  125,000  125,625
Mexico Value recovery rights 6/30/03:
discount A  -  1,114,000  -
 discount B  -  537,000  -
 discount C  -  384,000  -
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
Panamanian Republic Brady (i):
interest reduction bond euro
 3 1/2%, 7/17/14  Ba1 $ 250,000 $ 192,813
 past due interest euro 6.5625%, 7/17/16  Ba1  253,514  222,934
Peruvian Republic Brady (i):
 FLIRB:
  3 1/4%, 3/7/17  -  1,090,000  652,638
  3 1/4%, 3/7/17 (g)  -  700,000  419,125
 past due interest 4%, 3/7/17 (g)  -  490,000  318,500
Russian Government:
10%, 6/26/07 (g)  BB-  125,000  124,563
 interest notes 0%, 12/31/16 (g)(h)  Ba2  1,825,000  1,393,844 principal loans 0%, 8/12/21 (h)  -  1,240,000  826,150
Spanish Kingdom:
 11.45%, 8/30/98  Aa2 ESP 15,000,000  108,643
 10 1/4%, 11/30/98  Aa2 ESP 40,000,000  289,605
 10.90%, 8/30/03  Aa2 ESP 65,000,000  553,530
Swedish Kingdom 10 1/4%, 5/5/03  Aa1 SEK 4,200,000  655,164
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 2,700,000  1,729,825
United Kingdom, Great Britain & Northern Ireland:
10%, 2/26/01  Aaa GBP 400,000  726,329
 9 3/4%, 8/27/02  Aaa GBP 100,000  184,860
 9%, 10/13/08  Aaa GBP 650,000  1,235,910
United Mexican States:
Brady (i):
  discount A, 6.8672%, 12/31/19  Ba2  725,000  673,797
  discount B, 6.4531%, 12/31/19  Ba2  350,000  325,301
  discount C, 6.8203%, 12/31/19  Ba2  250,000  232,344
 global bond 11 1/2%, 5/15/26  Ba2  980,000  1,119,895
Venezuelan Republic:
9 1/8%, 6/18/07 (g)  -  130,000  130,163
 Brady (i):
  debt conversion bond
  6 3/4%, 12/18/07  Ba2  500,000  463,438
  discount A, 6.8125%, 3/31/20  Ba2  1,050,000  928,594
  discount B, 6.8125%, 3/31/20  Ba2  550,000  486,406
 par A euro 6 3/4%, 3/31/20  Ba2  500,000  393,750
 par B euro 6 3/4%, 3/31/20  Ba2  250,000  196,875
 Oil recovery rights 3/31/20  -  15,174  -
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $36,550,292)   36,705,856
SUPRANATIONAL OBLIGATIONS - 1.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
European Investment Bank euro
6 3/4%, 5/10/01 (c)  Aaa JPY 55,000 $ 571,612
InterAmerica Development Bank euro
6%, 10/30/01 (c)  Aaa JPY 235,000  2,421,846
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,204,641)   2,993,458
COMMON STOCKS - 0.1%
 SHARES
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex JPS Capital
Corp. warrants 7/1/99 (a)  260  7,280
Sterling Chemical Holdings warrants 8/15/08 (a)  120  4,200
  11,480
PAPER & FOREST PRODUCTS - 0.1%
SDW Holdings Corp. (a):
warrants 12/15/06  16,500  82,500
 Series B warrants 12/16/06  1,300  22,100
  104,600
TOTAL basic industries   116,080
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(g)  10  -
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I
warrants 11/14/99 (a)(g)  270  14,850
TOTAL MEDIA & LEISURE   14,850
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Exide Electronics Group, Inc.
warrants 3/15/06 (a)(g)  200  5,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.0%
CELLULAR - 0.0%
Intercel, Inc. warrants 2/1/06 (a)  3,328 $ 16,640
Microcell Telecommunications, Inc. (a):
warrants 6/1/06  2,520  31,500
 conditional warrants 6/1/06  2,520  1,575
Pagemart Nationwide, Inc. (non-vtg.) (a)  2,100  16,800
RSL Communications Ltd./RSL Communications
PLC warrants 11/15/06 (a)  600  18,000
  84,515
TELEPHONE SERVICES - 0.0%
NextLink Communications, Inc.
warrants 2/1/09 (a)  8,158  82
TOTAL UTILITIES   84,597
TOTAL COMMON STOCKS
(Cost $133,878)   220,527
PREFERRED STOCKS - 5.5%
CONVERTIBLE PREFERRED STOCKS - 0.2%
RETAIL & WHOLESALE - 0.2%
GROCERY STORES - 0.2%
Supermarkets General Holdings Corp.
 $3.52 pay-in-kind (a)  12,725  257,681
NONCONVERTIBLE PREFERRED STOCKS - 5.3%
BASIC INDUSTRIES - 0.3%
PAPER & FOREST PRODUCTS - 0.3%
SDW Holdings Corp. 15% (g)  13,000  466,375
FINANCE - 0.4%
SAVINGS & LOANS - 0.4%
California Federal Bank FSB:
11 1/2%  1,730  193,760
California Federal Preferred Capital Corp.
9 1/8%   20,080  512,040
  705,800
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Fresenius Medical Care Capital Trust 9%  82 $ 84,296
MEDIA & LEISURE - 4.3%
BROADCASTING - 3.8%
American Radio Systems Corp.
11 3/8% pay-in-kind  1,683  179,240
Chancellor Radio Broadcasting Co.
12% pay-in-kind (g)  5,510  595,080
Cablevision System Corp.:
11 1/8% depositary shares pay-in-kind  2,412  242,406
 Series H, $11.75 pay-in-kind  3,998  413,793
Capstar Broadcasting Partners, Inc. 12% (g)  2,676  270,945
PanAmSat Corp. 12 3/4% pay-in-kind  417  508,740
SFX Broadcasting, Inc. 12 5/8%  1,830  197,183
Time Warner, Inc., Series M, 10 1/4%
pay-in-kind  3,619  3,998,995
  6,406,382
PUBLISHING - 0.5%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  2,334  254,698
 Series D, $10  5,733  577,600
  832,298
TOTAL MEDIA & LEISURE   7,238,680
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
13 1/2% pay-in-kind  135  139,388
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
NextLink Communications, Inc.
14% pay-in-kind  8,361  432,682
TOTAL NONCONVERTIBLE PREFERRED STOCKS   9,067,221
TOTAL PREFERRED STOCKS
(Cost $8,806,818)   9,324,902
PURCHASED BANK DEBT - 0.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
Socialist Republic of Vietnam loans restructured
under 1985 agreement (a)
(Cost $25,680)  - DEM 50,000 $ 30,077
SOVEREIGN LOAN PARTICIPATIONS - 1.7%
Algerian Republic loan participation - The Chase
Manhattan Bank 7.3125%, 9/4/06 (i)  -  360,000  314,100
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan (a):
 - The Chase Manhattan Bank  -  1,000,000  915,000
  - ING Baring Securities, Inc.   -  250,000  228,750
  - Morgan (J.P.) Securities, Inc.   -  250,000  228,750
Ivory Coast restructured loan (a):
- Morgan (J.P.) Securities, Inc.  -  500,000  207,500
 - Paribas Capital Markets  -  1,000,000  415,000
Moroccan Kingdom loan participation (i):
- The Chase Manhattan Bank
  6.8125%, 1/1/09   -  190,000  173,019
 - ING Bank NV 6.8125%, 1/1/09  -  250,000  227,656
Socialist Republic of Vietnam loan restructured
under 1985 agreement - ING
Baring Securities, Inc.   - DEM 400,000  240,619
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $2,420,937)   2,950,394
CASH EQUIVALENTS - 7.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
6/30/97 due 7/1/97 (Cost $12,566,000)  $ 12,568,070  12,566,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $167,776,492)  $ 170,087,229
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
BEF - Belgian franc
CAD - Canadian dollar
DEM - German deutsche mark
DKK - Danish krone
ESP - Spanish peseta
FRF - French franc
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
NLG - Dutch guilder
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Principal amount in thousands.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,923,211 or 11.4% of net assets.
8. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 40.1% AAA, AA, A 40.6%
Baa 0.0% BBB  0.7%
Ba 7.1% BB  8.2%
B 27.7% B  25.9%
Caa 3.0% CCC  2.6%
Ca, C 0.0% CC, C  0.5%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 7.1%. FMR has determined that unrated debt securities that are lower quality account for 7.1% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  70.1%
Germany  2.7
Russia  2.3
Argentina  2.3
Brazil  2.1
Canada  2.0
United Kingdom  1.8
Supranational  1.8
Mexico  1.6
Venezuela  1.5
France  1.4
Italy  1.3
Japan  1.2
Others (individually less than 1%)  7.9
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $167,784,604. Net unrealized appreciation aggregated $2,302,625, of which $5,090,157 related to appreciated investment securities and $2,787,532 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 170,087,229
agreements of $12,566,000) (cost $167,776,492) -
See accompanying schedule

Cash                                                                       125,096

Receivable for investments sold                                            508,586
Regular delivery

 Delayed delivery                                                          1,572,706

Dividends receivable                                                       67,885

Interest receivable                                                        2,643,605

Other receivables                                                          1,960

Prepaid expenses                                                           3,354

 TOTAL ASSETS                                                              175,010,421

LIABILITIES

Payable for investments purchased                           $ 1,853,547
Regular delivery

 Delayed delivery                                            6,673,475

Payable for fund shares redeemed                             141,475

Distributions payable                                        182,107

Accrued management fee                                       77,854

Distribution fees payable                                    57,266

Other payables and accrued expenses                          58,797

 TOTAL LIABILITIES                                                         9,044,521

NET ASSETS                                                                $ 165,965,900

Net Assets consist of:

Paid in capital                                                           $ 159,425,124

Undistributed net investment income                                        522,571

Accumulated undistributed net realized gain (loss) on                      3,712,940
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              2,305,265
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                $ 165,965,900


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $11.31
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,651,514 (divided by) 145,990 shares)

Maximum offering price per share (100/95.75 of $11.31)           $11.81

CLASS T:                                                         $11.31
NET ASSET VALUE and redemption price per share
 ($112,284,661 (divided by) 9,929,208 shares)

Maximum offering price per share (100/96.50 of $11.31)           $11.72

CLASS B:                                                         $11.33
NET ASSET VALUE and offering price per share
 ($45,711,605 (divided by) 4,036,272 shares) A

INSTITUTIONAL CLASS:                                             $11.36
NET ASSET VALUE, offering price and redemption price per share ($6,318,120 (divided by) 556,056 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                         $ 410,160
Dividends

Interest                                                                   6,220,100

 TOTAL INCOME                                                              6,630,260

EXPENSES

Management fee                                             $ 459,102

Transfer agent fees                                         158,018

Distribution fees                                           319,431

Accounting fees and expenses                                31,655

Non-interested trustees' compensation                       317

Custodian fees and expenses                                 12,534

Registration fees                                           48,929

Audit                                                       15,852

Legal                                                       691

Reports to shareholders                                     16,111

Miscellaneous                                               121

 Total expenses before reductions                           1,062,761

 Expense reductions                                         (29,248)       1,033,513

NET INVESTMENT INCOME                                                      5,596,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      3,520,995

 Foreign currency transactions                              20,956         3,541,951

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (2,192,157)

 Assets and liabilities in foreign currencies               (2,189)        (2,194,346)

NET GAIN (LOSS)                                                            1,347,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 6,944,352
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS      YEAR ENDED
                                                          ENDED           DECEMBER 31,
                                                          JUNE 30, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,596,747     $ 7,731,150
Net investment income

 Net realized gain (loss)                                  3,541,951       4,348,998

 Change in net unrealized appreciation (depreciation)      (2,194,346)     1,497,971

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           6,944,352       13,578,119
FROM OPERATIONS

Distributions to shareholders                              (5,113,889)     (7,701,001)
From net investment income

 From net realized gain                                    (803,187)       (3,422,517)

 TOTAL DISTRIBUTIONS                                       (5,917,076)     (11,123,518)

Share transactions - net increase (decrease)               21,515,102      61,581,370

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  22,542,378      64,035,971

NET ASSETS

 Beginning of period                                       143,423,522     79,387,551

 End of period (including undistributed net investment    $ 165,965,900   $ 143,423,522
income of $522,571 and $39,713, respectively)



FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.250    $ 11.010

Income from Investment Operations

 Net investment income D                                 .413        .267

 Net realized and unrealized gain (loss)                 .079        .493

 Total from investment operations                        .492        .760

Less Distributions

 From net investment income                              (.372)      (.280)

 From net realized gain                                  (.060)      (.240)

 Total distributions                                     (.432)      (.520)

Net asset value, end of period                          $ 11.310    $ 11.250

TOTAL RETURN B, C                                        4.49%       6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,652     $ 587

Ratio of expenses to average net assets                  1.25% A,    1.25% A,
                                                         F          F

Ratio of expenses to average net assets after            1.24% A,    1.25% A
expense reductions                                       G

Ratio of net investment income to average net assets     7.52% A     7.32% A

Portfolio turnover rate                                  139% A      119%

A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 11.250    $ 11.000   $ 9.920    $ 10.000

Income from Investment Operations

 Net investment income                      .411 D      .813 D     .885       .064 D

 Net realized and unrealized                .086        .542       1.231      (.046)
 gain (loss)

 Total from investment operations           .497        1.355      2.116      .018

Less Distributions

 From net investment income                 (.377)      (.805)     (.806)     (.098)

 From net realized gain                     (.060)      (.300)     (.230)     -

 Total distributions                        (.437)      (1.105)    (1.036)    (.098)

Net asset value, end of period             $ 11.310    $ 11.250   $ 11.000   $ 9.920

TOTAL RETURN B, C                           4.53%       12.89%     22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 112,285   $ 99,327   $ 52,626   $ 10,687

Ratio of expenses to average net assets     1.18% A     1.23%      1.35%      1.35% A,
                                                                  F           F

Ratio of expenses to average net assets     1.17% A,    1.22%      1.35%      1.35% A
after expense reductions                    G          G

Ratio of net investment income to           7.44% A     7.34%      7.28%      5.80% A
average net assets

Portfolio turnover rate                     139% A      119%       193%       104% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 11.260    $ 11.010   $ 9.910    $ 10.000

Income from Investment Operations

 Net investment income                      .376 D      .743 D     .820       .072 D

 Net realized and unrealized                .094        .538       1.237      (.078)
 gain (loss)

 Total from investment operations           .470        1.281      2.057      (.006)

Less Distributions

 From net investment income                 (.340)      (.731)     (.727)     (.084)

 From net realized gain                     (.060)      (.300)     (.230)     -

 Total distributions                        (.400)      (1.031)    (.957)     (.084)

Net asset value, end of period             $ 11.330    $ 11.260   $ 11.010   $ 9.910

TOTAL RETURN B, C                           4.28%       12.14%     21.35%     (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 45,712    $ 37,403   $ 26,654   $ 9,379

Ratio of expenses to average net assets     1.84% A     1.88%      2.10%      2.10% A,
                                                                  F           F

Ratio of expenses to average net assets     1.83% A,    1.87%      2.10%      2.10% A
after expense reductions                    G          G

Ratio of net investment income to           6.79% A     6.69%      6.53%      5.06% A
average net assets

Portfolio turnover rate                     139% A      119%       193%       104% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS      YEARS ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996           1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 11.300      $ 11.030   $ 10.890

Income from Investment Operations

 Net investment income                            .417 D        .826 D     .456

 Net realized and unrealized gain (loss)          .083          .548       .340

 Total from investment operations                 .500          1.374      .796

Less Distributions

 From net investment income                       (.380)        (.804)     (.426)

 From net realized gain                           (.060)        (.300)     (.230)

 Total distributions                              (.440)        (1.104)    (.656)

Net asset value, end of period                   $ 11.360      $ 11.300   $ 11.030

TOTAL RETURN B, C                                 4.54%         13.04%     7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 6,318       $ 6,107    $ 107

Ratio of expenses to average net assets           1.10% A, F    1.10%      1.10% A,
                                                               F           F

Ratio of expenses to average net assets after     1.09% A, G    1.10%      1.10% A
expense reductions

Ratio of net investment income to average net     7.49% A       7.47%      7.53% A
assets

Portfolio turnover rate                           139% A        119%       193%


A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the recognition of gains/ losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investments securities.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
2. OPERATING POLICIES - CONTINUED
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,950,394 or 1.8% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $118,690,284 and $101,643,563, respectively, of which U.S. government and government agency obligations aggregated $19,353,345 and $15,357,721, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

 * .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 771       $ 771

CLASS T     133,475     133,475

CLASS B     185,185     51,442

           $ 319,431   $ 185,688

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 27,900    $ 25,768

CLASS T     158,792     117,200

CLASS B     43,163      0*

           $ 229,855   $ 142,968

 * WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 2,232     .44% ***

CLASS T **              FIIOC *     109,620    .21% ***

CLASS B                 FIIOC *     40,742     .20% ***

INSTITUTIONAL CLASS     FIIOC *     5,424      .18% ***

                                   $ 158,018

 * FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
  TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
***  ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.25%         $ 18,913

INSTITUTIONAL CLASS    1.10%          6,113

                                     $ 25,026

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,222 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS    YEAR ENDED
                              ENDED         DECEMBER 31,
                              JUNE 30,      1996 A
                              1997

CLASS A

From net investment income    $ 35,294      $ 8,336

From net realized gain         2,690         11,477

Total                         $ 37,984      $ 19,813


CLASS T

From net investment income    $ 3,611,902   $ 5,439,021

From net realized gain         560,899       2,365,241

Total                         $ 4,172,801   $ 7,804,262


CLASS B

From net investment income    $ 1,254,866   $ 2,018,483

From net realized gain         205,619       918,814

Total                         $ 1,460,485   $ 2,937,297


INSTITUTIONAL CLASS

From net investment income    $ 211,827     $ 235,161

From net realized gain         33,979        126,985

Total                         $ 245,806     $ 362,146


                              $ 5,917,076   $ 11,123,518

A  DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,

                                 1997             1996 A         1997             1996 A



CLASS A                           98,744           50,970        $ 1,102,101      $ 576,976
Shares sold

Reinvestment of distributions     2,775            1,518          30,977           17,135

Shares redeemed                   (7,720)          (297)          (85,638)         (3,402)

Net increase (decrease)           93,799           52,191        $ 1,047,440      $ 590,709

CLASS T                           2,948,996        5,716,371     $ 32,959,765     $ 63,555,043
Shares sold

Reinvestment of distributions     295,548          576,193        3,299,162        6,422,573

Shares redeemed                   (2,146,332)      (2,244,243)    (23,969,391)     (24,923,904)

Net increase (decrease)           1,098,212        4,048,321     $ 12,289,536     $ 45,053,712

CLASS B                           861,304          1,224,871     $ 9,633,561      $ 13,679,656
Shares sold

Reinvestment of distributions     105,310          224,151        1,177,286        2,516,519

Shares redeemed                   (251,609)        (548,526)      (2,806,371)      (6,111,458)

Net increase (decrease)           715,005          900,496       $ 8,004,476      $ 10,084,717

INSTITUTIONAL CLASS               79,045           525,446       $ 887,776        $ 5,792,940
Shares sold

Reinvestment of distributions     21,379           31,439         239,728          353,974

Shares redeemed                   (84,872)         (26,121)       (953,854)        (294,682)

Net increase (decrease)           15,552           530,764       $ 173,650        $ 5,852,232


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 18,753

CLASS T                 10,639

CLASS B                 6,333

INSTITUTIONAL CLASS     13,204

                       $ 48,929

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  32,670,431.969 97.30
Withheld  905,735.323 2.70
 TOTAL  33,576,167.292 100.00
RALPH F. COX
Affirmative  32,661,943.620 97.28
Withheld  914,223.672 2.72
 TOTAL  33,576,167.292 100.00
PHYLLIS BURKE DAVIS
Affirmative  32,639,275.890 97.21
Withheld  936,891.402 2.79
 TOTAL  33,576,167.292 100.00
ROBERT M. GATES
Affirmative  32,647,573.114 97.23
Withheld  928,594.178 2.77
 TOTAL  33,576,167.292 100.00
EDWARD C. JOHNSON 3RD
Affirmative  32,653,017.035 97.25
Withheld  923,150.257 2.75
 TOTAL  33,576,167.292 100.00
E. BRADLEY JONES
Affirmative  32,635,245.079 97.20
Withheld  940,922.213 2.80
 TOTAL  33,576,167.292 100.00
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  32,673,572.230 97.31
Withheld  902,595.062 2.69
 TOTAL  33,576,167.292 100.00
PETER S. LYNCH
Affirmative  32,665,741.087 97.29
Withheld  910,426.205 2.71
 TOTAL  33,576,167.292 100.00
WILLIAM O. MCCOY
Affirmative  32,665,426.588 97.29
Withheld  910,740.704 2.71
 TOTAL  33,576,167.292 100.00
GERALD C. MCDONOUGH
Affirmative  32,645,173.119 97.23
Withheld  930,994.173 2.77
 TOTAL  33,576,167.292 100.00
MARVIN L. MANN
Affirmative  32,667,258.985 97.29
Withheld  908,908.307 2.71
 TOTAL  33,576,167.292 100.00
THOMAS R. WILLIAMS
Affirmative  32,646,425.418 97.23
Withheld  929,741.874 2.77
 TOTAL  33,576,167.292 100.00
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     31,181,969.270    92.87

Against         265,724.175       .79

Abstain         2,128,473.847     6.34

TOTAL           33,576,167.292    100.00

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,126,370.108    87.12

Against         1,000,318.214     3.77

Abstain         2,419,170.970     9.11

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 4
To amend the Declaration of Trust regarding shareholder notification of appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,207,061.951    87.42

Against         870,816.482       3.28

Abstain         2,467,980.859     9.30

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 5
To amend the Declaration of Trust to provide each fund with the ability to invest all of its assets in another open-ended investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     22,687,221.159    85.46

Against         1,327,189.441     5.00

Abstain         2,531,448.692     9.54

TOTAL           26,545,859.292    100.00

Not Voting      7,030,308.000

PROPOSAL 8
To approve an amended management contract for Strategic Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     9,352,881.560     90.11

Against         249,792.898       2.41

Abstain         777,018.612       7.48

TOTAL           10,379,693.070    100.00

PROPOSAL 15
To approve an agreement and plan providing for the reorgranization of Strategic Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     7,007,514.817    87.42

Against         228,389.724      2.85

Abstain         780,027.529      9.73

TOTAL           8,015,932.070    100.00

Not Voting      2,363,761.000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke Bermuda Fidelity International Investment Advisors (U.K.) Limited Pembroke, Bermuda
Fidelity Investments Japan Limited,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Vice President
Robert A. Lawrence, Vice President
John H. Carlson, Vice President
Curt Hollingsworth, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)



(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

STRATEGIC INCOME
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              15   The managers' review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     18   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            19   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   40   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  48   Notes to the financial statements.

PROXY VOTING RESULTS   57


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T's 0.25% 12b-1 fee. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain Class A expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997             PAST 6    PAST 1    LIFE OF
                                        MONTHS    YEAR      FUND

Advisor Strategic Income - Class A      4.49%     13.73%    44.08%

Advisor Strategic Income - Class A      -0.48%    8.33%     37.23%
 (incl. max. 4.75% sales charge) 1

Merrill Lynch High Yield Master Index   5.84%     14.30%    41.49%

Fidelity Strategic Income Composite     4.36%     13.12%    n/a
Benchmark

Multi-Sector Income Funds Average       4.28%     12.85%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class A's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                   PAST 1    LIFE OF
                                              YEAR      FUND

Advisor Strategic Income - Class A            13.73%    14.67%

Advisor Strategic Income - Class A            8.33%     12.60%
 (incl. max. 4.75% sales charge) 1

Merrill Lynch High Yield Master Index         14.30%    13.89%

Fidelity Strategic Income Composite           13.12%    n/a
Benchmark

Multi-Sector Income Funds Average             12.85%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

1 HAD THE FORMER 4.25% SALES CHARGE BEEN REFLECTED, THE PAST SIX MONTHS CUMULATIVE TOTAL RETURN WOULD HAVE BEEN 0.05%, THE CUMULATIVE AND AVERAGE ANNUAL RETURNS WOULD HAVE BEEN 8.90% AND 8.90% FOR THE PAST ONE YEAR, AND 37.95% AND 12.82% FOR THE LIFE OF FUND.
$10,000 OVER LIFE OF FUND
     1994/10/31   9525.00                     10000.00
10000.00
     1994/11/30   9572.77                     9926.77
9921.26
     1994/12/31   9541.61                     10037.19
9887.56
     1995/01/31   9648.07                     10179.02
9962.57
     1995/02/28   9875.95                     10496.62
10125.61
     1995/03/31   10019.24                    10642.70
10301.07
     1995/04/30   10395.11                    10891.88
10634.09
     1995/05/31   10786.33                    11232.17
11037.19
     1995/06/30   10841.49                    11317.96
11135.32
     1995/07/31   10928.59                    11447.35
11192.91
     1995/08/31   10945.88                    11516.82
11198.60
     1995/09/30   11140.78                    11648.59
11390.44
     1995/10/31   11270.10                    11731.16
11444.44
     1995/11/30   11395.97                    11845.67
11595.55
     1995/12/31   11643.10                    12035.82
11847.24
     1996/01/31   11903.52                    12225.90
12046.81
     1996/02/29   11807.14                    12244.31
11927.06
     1996/03/31   11769.08                    12211.05
11944.14
     1996/04/30   11882.44                    12216.59
12025.48
     1996/05/31   11965.00                    12304.69
12090.46
     1996/06/30   12066.53                    12378.60
12234.53
     1996/07/31   12139.29                    12462.64
12369.42
     1996/08/31   12280.23                    12591.35
12504.03
     1996/09/30   12655.98                    12861.50
12784.11
     1996/10/31   12820.34                    13002.45
12956.74
     1996/11/30   13070.06                    13265.33
13230.23
     1996/12/31   13134.12                    13367.40
13261.40
     1997/01/31   13219.11                    13470.13
13301.40
     1997/02/28   13332.25                    13659.09
13391.81
     1997/03/31   13039.49                    13507.38
13220.01
     1997/04/30   13185.41                    13661.12
13350.18
     1997/05/31   13527.89                    13936.43
13643.22
     1997/06/30   13723.41                    14132.00
13839.71
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current maximum 4.75% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $13,723 - a 37.23% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,132 - a 41.32% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,840 - a 38.40% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
Investing in foreign markets
means assuming greater risks
than investing in the United
States.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             OCTOBER 31,
                              MONTHS     31,                              1994
                              ENDED                                       (COMMENCEMEN
                              JUNE 30,                                    T
                                                                          OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,

                              1997       1996                    1995     1994

Dividend return               3.42%      7.65%                   8.65%    0.97%

Capital appreciation return   1.07%       5.16%                  13.37%   -0.80%

Total return                  4.49%      12.81%                  22.02%   0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997   PAST 1        PAST 6         LIFE OF
                              MONTH         MONTHS         CLASS

Dividends per share           6.20(cents)   37.18(cents)   65.15(cents)

Annualized dividend rate      6.66%         6.71%          7.05%

30-day annualized yield       n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.33 over the past one month, $11.17 over the past six months and $11.20 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once the class has a longer, more stable operating history. (dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
ADVISOR STRATEGIC INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain Class T expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997             PAST 6   PAST 1   LIFE OF
                                        MONTHS   YEAR     FUND

Advisor Strategic Income - Class T      4.53%    13.86%   44.24%

Advisor Strategic Income - Class T      0.88%    9.88%    39.20%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index   5.84%    14.30%   41.49%

Fidelity Strategic Income Composite     4.36%    13.12%   n/a
Benchmark

Multi-Sector Income Funds Average       4.28%    12.85%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class T's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                   PAST 1   LIFE OF
                                              YEAR     FUND

Advisor Strategic Income - Class T            13.86%   14.72%

Advisor Strategic Income - Class T            9.88%    13.20%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index         14.30%   13.89%

Fidelity Strategic Income Composite           13.12%   n/a
Benchmark

Multi-Sector Income Funds Average             12.85%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
     1994/10/31   9650.00                     10000.00
10000.00
     1994/11/30   9698.40                      9926.77
9921.26
     1994/12/31   9666.83                     10037.19
9887.56
     1995/01/31   9774.68                     10179.02
9962.57
     1995/02/28   10005.55                    10496.62
10125.61
     1995/03/31   10150.73                    10642.70
10301.07
     1995/04/30   10531.53                    10891.88
10634.09
     1995/05/31   10927.88                    11232.17
11037.19
     1995/06/30   10983.77                    11317.96
11135.32
     1995/07/31   11072.01                    11447.35
11192.91
     1995/08/31   11089.52                    11516.82
11198.60
     1995/09/30   11286.98                    11648.59
11390.44
     1995/10/31   11418.00                    11731.16
11444.44
     1995/11/30   11545.52                    11845.67
11595.55
     1995/12/31   11795.90                    12035.82
11847.24
     1996/01/31   12059.74                    12225.90
12046.81
     1996/02/29   11962.09                    12244.31
11927.06
     1996/03/31   11923.53                    12211.05
11944.14
     1996/04/30   12038.38                    12216.59
12025.48
     1996/05/31   12122.02                    12304.69
12090.46
     1996/06/30   12224.89                    12378.60
12234.53
     1996/07/31   12298.60                    12462.64
12369.42
     1996/08/31   12441.38                    12591.35
12504.03
     1996/09/30   12830.13                    12861.50
12784.11
     1996/10/31   12997.13                    13002.45
12956.74
     1996/11/30   13251.26                    13265.33
13230.23
     1996/12/31   13315.91                    13367.40
13261.40
     1997/01/31   13391.70                    13470.13
13301.40
     1997/02/28   13518.64                    13659.09
13391.81
     1997/03/31   13222.75                    13507.38
13220.01
     1997/04/30   13371.63                    13661.12
13350.18
     1997/05/31   13720.32                    13936.43
13643.22
     1997/06/30   13920.00                    14132.00
13839.71
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $13,920 - a 39.20% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,132 - a 41.32% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,840 - a 38.40% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
Investing in foreign markets
means assuming greater risks
than investing in the United
States.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             OCTOBER 31,
                              MONTHS     31,                              1994
                              ENDED                                       (COMMENCEMEN
                              JUNE 30,                                    T
                                                                          OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,

                              1997       1996                    1995     1994

Dividend return               3.46%      7.73%                   8.65%    0.97%

Capital appreciation return   1.07%       5.16%                  13.37%   -0.80%

Total return                  4.53%      12.89%                  22.02%   0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           6.28(cents)   37.68(cents)   79.77(cents)

Annualized dividend rate      6.74%         6.81%          7.13%

30-day annualized yield       6.26%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.33 over the past one month, $11.16 over the past six months, and $11.19 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 9, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGES 7 AND 8 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
ADVISOR STRATEGIC INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain Class B expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                 PAST 6   PAST 1   LIFE OF
                                            MONTHS   YEAR     FUND

Advisor Strategic Income - Class B          4.28%    13.22%   41.82%

Advisor Strategic Income - Class B          -0.72%   8.22%    38.82%
 (incl. contingent deferred sales charge)

Merrill Lynch High Yield Master Index       5.84%    14.30%   41.49%

Fidelity Strategic Income Composite         4.36%    13.12%   n/a
Benchmark

Multi-Sector Income Funds Average           4.28%    12.85%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class B's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                       PAST 1   LIFE OF
                                                  YEAR     FUND

Advisor Strategic Income - Class B                13.22%   13.99%

Advisor Strategic Income - Class B                8.22%    13.08%
 (incl. contingent deferred sales charge)

Merrill Lynch High Yield Master Index             14.30%   13.89%

Fidelity Strategic Income Composite               13.12%   n/a
Benchmark

Multi-Sector Income Funds Average                 12.85%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
     1994/10/31   10000.00                    10000.00
10000.00
     1994/11/30   10045.19                     9926.77
9921.26
     1994/12/31    9993.77                    10037.19
9887.56
     1995/01/31   10109.93                    10179.02
9962.57
     1995/02/28   10342.97                    10496.62
10125.61
     1995/03/31   10496.27                    10642.70
10301.07
     1995/04/30   10883.14                    10891.88
10634.09
     1995/05/31   11285.68                    11232.17
11037.19
     1995/06/30   11326.35                    11317.96
11135.32
     1995/07/31   11420.96                    11447.35
11192.91
     1995/08/31   11431.98                    11516.82
11198.60
     1995/09/30   11617.60                    11648.59
11390.44
     1995/10/31   11755.36                    11731.16
11444.44
     1995/11/30   11878.64                    11845.67
11595.55
     1995/12/31   12127.76                    12035.82
11847.24
     1996/01/31   12391.44                    12225.90
12046.81
     1996/02/29   12283.74                    12244.31
11927.06
     1996/03/31   12237.32                    12211.05
11944.14
     1996/04/30   12347.83                    12216.59
12025.48
     1996/05/31   12426.63                    12304.69
12090.46
     1996/06/30   12525.39                    12378.60
12234.53
     1996/07/31   12594.31                    12462.64
12369.42
     1996/08/31   12733.18                    12591.35
12504.03
     1996/09/30   13123.27                    12861.50
12784.11
     1996/10/31   13286.86                    13002.45
12956.74
     1996/11/30   13539.79                    13265.33
13230.23
     1996/12/31   13599.52                    13367.40
13261.40
     1997/01/31   13681.65                    13470.13
13301.40
     1997/02/28   13803.67                    13659.09
13391.81
     1997/03/31   13482.16                    13507.38
13220.01
     1997/04/30   13638.86                    13661.12
13350.18
     1997/05/31   13973.99                    13936.43
13643.22
     1997/06/30   13881.74                    14132.00
13839.71
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by June 30, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $13,882 - a 38.82% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $14,132 - a 41.32% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,840 - a 38.40% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain. Investing in foreign
markets means assuming
greater risks than investing in
the United States.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             OCTOBER 31,
                              MONTHS     31,                              1994
                              ENDED                                       (COMMENCEMEN
                              JUNE 30,                                    T
                                                                          OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,

                              1997       1996                    1995     1994

Dividend return               3.12%      7.00%                   7.78%    0.84%

Capital appreciation return   1.16%       5.14%                  13.57%   -0.90%

Total return                  4.28%      12.14%                  21.35%   -0.06%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           5.68(cents)   34.04(cents)   72.58(cents)

Annualized dividend rate      6.09%         6.14%          6.47%

30-day annualized yield       5.82%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.35 over the past one month, $11.18 over the past six months, and $11.21 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 13, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGES 11 AND 12 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK: THE MANAGERS' OVERVIEW


The following is an interview with John Carlson (top left), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund and manager of the fund's investments in emerging markets, with additional comments from co-managers Curt Hollingsworth (bottom left) on U.S. government securities, Margaret Eagle (top right) on high-yield securities and Jonathan Kelly (bottom right) on foreign developed-market securities.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the six months that ended June 30, 1997, the fund's Class A, Class T and Class B shares returned 4.49%, 4.53% and 4.28%, respectively. The multi-sector income funds average, as tracked by Lipper Analytical Services, returned 4.28% over the same period, while the Merrill Lynch High Yield Master Index returned 5.84%. From a 12-month perspective, the fund's Class A, T and B shares returned 13.73%, 13.86% and 13.22%, respectively as of June 30, while the peer group and index returned 12.85% and 14.30%, respectively.
Q. WHAT WAS BEHIND THE CONTINUED STRENGTH OF EMERGING MARKET SECURITIES? J.C. Among other factors, the favorable backdrop of low interest rate levels and increased economic reform in emerging market countries remained in place. The market started off strong in early 1997. When Federal Reserve Board chairman Alan Greenspan made his warning remarks in late December concerning "irrational exuberance" in the U.S. equity markets, emerging markets debt seemed to be one of the few asset groups that actually took heed. Credit spreads - or the risk/reward tradeoff - between emerging market bonds and the 30-year Treasury bond widened significantly. After the Fed raised interest rates in early March, credit spreads tightened. As the period closed, we had pretty much gone back to where we started the year in terms of interest rate levels. In terms of the fund itself, countries such as Bulgaria and Russia turned in strong performances. Since the Mexican crisis, emerging market debt securities have achieved equity-like returns while treading in volatile waters. I think it's going to be very difficult to top the returns we've seen over the last year or so and that we may move to more of a credit-driven type of market.
Q. CURT, HOW WOULD YOU CHARACTERIZE THE PERFORMANCE OF THE U.S. BOND MARKET OVER THE PAST SIX MONTHS?
C.H. The market continued to pay close attention to Fed monetary policy, as interest rates rose overall during the period. Bond market yields started off the year at lower levels, moved up throughout the springtime and eventually peaked out in mid-April, when the 30-year Treasury bond reached 7.17%. The rate hike in March didn't have as much of an effect on the market as it could have, due to the fact that the market had already priced in an upward move. As the period progressed, and it became apparent that the Fed wouldn't make additional moves unless completely necessary, the market rallied. In terms of the fund, my overweighting in mortgage-backed bonds proved beneficial as low yield volatility, tightening spreads and generally low prepayment activity helped. Going forward, I'll most likely reduce my mortgage weighting, taking profits in some of those bonds that have performed exceptionally well. As far as potential interest rate direction, it's really anyone's guess as to what will happen next.
Q. HOW DID THE HIGH-YIELD MARKET FARE, MARGARET?
M.E. The high-yield market fluctuated during the period, triggered mostly by interest rate speculation. The market began the year strongly, but cooled off when the Fed hiked interest rates. In April, we began to see signs of stabilization and performance took an upturn. Many of the fund's zero coupon bond holdings - which by nature are more susceptible to market volatility - felt the brunt of this interest rate increase during the first quarter. Specifically, the fund's telecommunications positions, many of which are zero coupon bonds, detracted from first quarter performance but rebounded toward the end of the period. On a positive note, the fund realized some appreciation from its food industry positions, particularly Smith's Foods and Fresh Del Monte. Going forward, I'm optimistic on the prospects for the high-yield market. Default rates are at historic lows, and, if the economy continues to be stable and inflation remains in check, investors should continue to find the high-yield market an appealing investment option.
Q. JONATHAN, WHAT WAS THE STORY WITH THE DEVELOPED, GLOBAL BOND MARKETS? J.K. In general, bond markets throughout the developed world performed a bit better than the U.S., but mostly in local currency terms. Because the U.S. dollar has been so strong, particularly against many of the European currencies, investments converted back into dollars lost much of their luster. In addition, there is a good amount of uncertainty concerning potential weakness in the European Monetary Union and its proposed single currency, the `euro.' Conversely, the "Anglo-Saxon" economies - those of the U.S., United Kingdom and Canada - performed well as their respective currencies were strong. Japan, which constitutes the largest regional exposure within this portion of the fund, was an interesting story. Though the Japanese economy continued to falter, there's a general feeling among investors that the yen may have fallen far enough. As a result, Japanese bonds provided a positive return in dollar terms and outperformed the U.S. bond market.
Q. TURNING BACK TO YOU, JOHN, WHAT'S YOUR OUTLOOK FOR EMERGING MARKETS? J.C. I know it's a clich<UNDEF>, but I'm cautiously optimistic. U.S. interest rate policy will be closely watched, as will the state of the U.S. equity market, but I think it will take a rather significant interest rate change to have an overall impact on our markets. Regardless, we'll continue to look for good credit stories and do our homework.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
as a secondary objective, the
fund may also seek capital
appreciation
START DATE: October 31,
1994
SIZE: as of June 30, 1997,
more than $165 million
MANAGERS: John Carlson,
lead manager, since 1996;
Curtis Hollingsworth,
manager of the fund's U.S.
government investments,
since February 1997;
Margaret Eagle, manager of
the fund's high-yield
investments, since 1996; and
Jonathan Kelly, manager
of the fund's investments in
developed foreign markets,
since 1996; Effective
September 1, 1997, Brian
Hogan will become manager
of the fund's emerging
market investments
(checkmark)
JOHN CARLSON DISCUSSES
EMERGING MARKET RESEARCH:
"When considering a potential
investment, we typically begin
with a research trip. From
that, we'll obtain local
contacts who can aid our
assessment of the current
economic, political and
investment climate within a
particular region. Depending on
the country, we may identify
which development `models'
are being pursued in that
region and which can help us
compare countries to one
another.
"If an investment is
dollar-denominated, we
assess a country's
foreign-exchange earnings
capability and its international
liquidity position. Local
currency investing demands
knowledge of investment
instruments available, having
a view of the currency,
monitoring foreign reserves,
understanding the depth and
liquidity of the market and
being aware of relevant
foreign investment laws. In
some cases, the necessary
infrastructure for us to invest
- including adequate
custody and settlement
operations - may not yet
exist. We put those countries
on our radar screen for the
future."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF JUNE 30, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)    % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE HOLDINGS
                                                          6 MONTHS AGO

U.S. Treasury                              11.7           12.9

Government National Mortgage Association   7.5            7.8

Federal National Mortgage Association      5.4            5.8

Time Warner, Inc.                          2.4            2.1

Brazilian Federative Republic              2.1            2.1

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      12.3           9.9

Utilities            6.1            4.6

Finance              4.9            5.5

Retail & Wholesale   4.0            3.6

Basic Industries     3.6            2.4

QUALITY DIVERSIFICATION AS OF JUNE 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa, Aa, A          4    42.5
                    0
                    .
                    8

Baa                 0    0.7
                    .
                    0

Ba                  7    8.9
                    .
                    3

B                   2    27.8
                    7
                    .
                    9

Caa, Ca, C          3    3.3
                    .
                    9

Not Rated           7    6.8
                    .
                    1

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1997 AND DECEMBER 31, 1996 ACCOUNT FOR 7.1% AND 6.8%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 * AS OF DECEMBER 31, 1996 **

Corporate bonds 35.2%
U.S. government
and agency
obligations 26.7%
Foreign government
obligations 21.6%
Stocks 5.6%
Other 3.5%
Short-term
investments 7.4%
Corporate bonds 36.5%
U.S. government
and agency
obligations 28.4%
Foreign government
obligations 21.5%
Stocks 6.1%
Other 3.5%
Short-term
investments 4.0%
Row: 1, Col: 1, Value: 7.4
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 5.6
Row: 1, Col: 4, Value: 21.6
Row: 1, Col: 5, Value: 26.7
Row: 1, Col: 6, Value: 35.2
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 6.1
Row: 1, Col: 4, Value: 21.5
Row: 1, Col: 5, Value: 28.4
Row: 1, Col: 6, Value: 36.5


* FOREIGN
 INVESTMENTS 29.9%
** FOREIGN
 INVESTMENTS 28.7%
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 35.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 0.2%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
BPH Finance BV 3%, 5/22/02 (g)  - $ 160,000 $ 168,800
UTILITIES - 0.1%
ELECTRIC UTILITY - 0.1%
Huaneng Power International, Inc.
1 3/4%, 5/21/04  -  225,000  230,345
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
0%, 12/15/05 (e)(g)  -  10,000  6,500
TOTAL utilities   236,845
TOTAL CONVERTIBLE BONDS   405,645
NONCONVERTIBLE BONDS - 35.0%
AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 1.3%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  530,000  584,325
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  1,000,000  1,000,000
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  130,000  144,625
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  490,000  524,300
  2,253,250
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07   B1  90,000  90,900
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
9 1/4%, 12/1/06  B1  180,000  187,650
TOTAL AEROSPACE & DEFENSE   2,531,800
BASIC INDUSTRIES - 3.2%
CHEMICALS & PLASTICS - 0.8%
Astor Corp. 10 1/2%, 10/15/06  B3  230,000  242,650
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa  140,000  152,600
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Foamex LP/Foamex Capital Corp.
9 7/8%, 6/15/07 (g)  B3 $ 90,000 $ 91,125
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  130,000  132,600
NL Industries, Inc. 11 3/4%, 10/15/03  B1  20,000  21,700
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  20,000  21,400
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  400,000  431,000
 0%, 8/15/08 (e)  Caa  500,000  330,000
  1,423,075
METALS & MINING - 0.3%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  420,000  454,650
Well Aluminum Corp.
10 1/8%, 6/1/05 (g)  B2  60,000  61,800
  516,450
PACKAGING & CONTAINERS - 0.2%
Fonda Group, Inc. 9 1/2%, 3/1/07 (g)  B3  60,000  57,450
Gaylord Container Corp. 12 3/4%, 5/15/05  Caa  280,000  308,000
  365,450
PAPER & FOREST PRODUCTS - 1.9%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (g)  B3  125,000  128,125
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  180,000  210,600
Container Corp. of America:
10 3/4%, 5/1/02  B1  70,000  76,563
 gtd.:
 9 3/4%, 4/1/03  B1  400,000  423,000
  11 1/4%, 5/1/04  B1  150,000  164,250
Florida Coast Paper Co. LLC/Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  Caa  80,000  82,600
Pen-Tab Industries, Inc.
10 7/8%, 2/1/07 (g)  B3  500,000  506,250
Repap New Brunswick, Inc. yankee:
9 7/8%, 7/15/00  B2  100,000  100,250
 10 5/8%, 4/15/05  Caa  730,000  688,025
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B2 $ 210,000 $ 211,050
 9 7/8%, 5/1/06  Caa  180,000  181,350
Riverwood International 10 7/8%, 4/1/08  Caa  70,000  63,525
SD Warren Co., Series B, 12%, 12/15/04  B1  70,000  78,400
Stone Container Corp.:
12 1/4%, 4/1/02 unit  B3  130,000  132,600
 11 7/8%, 8/1/16  B2  110,000  118,800
  3,165,388
TOTAL BASIC INDUSTRIES   5,470,363
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
Compania Latinoamericana de Infraestructura
& Servicios SA 11 5/8%, 6/1/04 (g)  BB-  125,000  131,250
DURABLES - 0.8%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Safelite Glass Corp. 9 7/8%, 12/15/06 (g)  B3  150,000  158,625
HOME FURNISHINGS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  49,000  53,655
TEXTILES & APPAREL - 0.6%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  500,000  512,500
Dan River, Inc. 10 1/8%, 12/15/03  B3  40,000  42,400
GFSI, Inc. 9 5/8%, 3/1/07 (g)  B3  50,000  50,500
Polymer Group, Inc. 9%, 7/1/07 (g)  -  470,000  462,438
  1,067,838
TOTAL DURABLES   1,280,118
ENERGY - 1.5%
ENERGY SERVICES - 0.2%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  250,000  246,250
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 1.3%
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1 $ 100,000 $ 120,250
 9 3/4%, 10/1/06  B3  340,000  355,300
KCS Energy, Inc. 11%, 1/15/03  B1  270,000  290,925
Mesa Operating Co. 10 5/8%, 7/1/06  Ba2  210,000  238,350
Ocean Energy, Inc. 8 7/8%, 7/15/07 (g)  B3  200,000  200,000
Petsec Energy, Inc. 9 1/2%, 6/15/07 (g)  B3  80,000  80,000
Pogo Producing Co. 8 3/4%, 5/15/07 (g)  B1  110,000  110,550
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  325,500
Vintage Petroleum, Inc. 9%, 12/15/05  B1  500,000  510,000
  2,230,875
TOTAL ENERGY   2,477,125
FINANCE - 4.4%
ASSET-BACKED SECURITIES - 1.0%
Airplanes Pass Through Trust
10 7/8%, 3/15/19  Ba2  1,280,000  1,478,400
Premier Auto Trust 4.90%, 12/15/98  Aaa  34,571  34,442
Sears Credit Account Master Trust II
7%, 1/15/04  Aaa  200,000  202,500
Standard Credit Card Master Trust I
7.65%, 2/15/00  A2  30,000  30,272
  1,745,614
BANKS - 1.8%
Deutsche Bank Finance NV
4 1/8%, 11/15/99 (c)  Aa1 JPY 100,000  928,955
Export-Import Bank of Japan euro
4 3/8%, 10/1/03 (c)  Aaa JPY 205,000  2,015,221
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa2 GBP 75,000  123,067
  3,067,243
CREDIT & OTHER FINANCE - 0.5%
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (g)  -  240,000  256,800
General Electric Capital Corp.
6 1/2%, 2/8/99  Aaa SEK 500,000  66,423
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Homeside, Inc. 11 1/8%, 5/15/03  Ba1 $ 55,000 $ 63,800
Indah Kiat Finance Mauritius Ltd.
10%, 7/1/07 (g)  Ba3  250,000  249,375
Matahari International Finance Co. BV
11 1/4%, 3/15/01 (g)  BB  125,000  133,750
PTC International Finance BV
0%, 7/1/07 (e)(g)  B3  50,000  30,313
Polytama International Finance BV
11 1/4%, 6/15/07  B2  125,000  129,063
  929,524
SAVINGS & LOANS - 1.1%
First Nationwide Holdings, Inc.:
12 1/4%, 5/15/01  Ba2  100,000  110,250
 10 5/8%, 10/1/03  Ba3  1,480,000  1,605,800
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  70,000  78,050
  1,794,100
TOTAL FINANCE   7,536,481
HEALTH - 0.7%
DRUGS & PHARMACEUTICALS - 0.1%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  Aa3 GBP 25,000  44,479
Leiner Health Products, Inc.
9 5/8%, 7/1/07 (g)  B3  50,000  50,625
  95,104
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
IMED Corp. 9 3/4%, 12/1/06 (g)  B3  70,000  71,050
MEDICAL FACILITIES MANAGEMENT - 0.6%
Dynacare, Inc. yankee 10 3/4%, 1/15/06  B2  360,000  374,400
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  50,000  51,500
Paracelsus Healthcare Corp. 10%, 8/15/06  B3  120,000  121,500
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  510,000  517,650
  1,065,050
TOTAL HEALTH   1,231,204
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 0.2%
Amphenol Corp. 9 7/8%, 5/15/07  B2 $ 80,000 $ 82,400
L-3 Communications Corp.
10 3/8%, 5/1/07 (g)  B2  80,000  84,600
Motors & Gears, Inc. 10 3/4%, 11/15/06  B3  150,000  154,500
  321,500
INDUSTRIAL MACHINERY & EQUIPMENT -1.2%
Continental Global Group, Inc.
11%, 4/1/07 (g)  B2  400,000  420,000
Goss Graphic System, Inc. 12%, 10/15/06  B2  340,000  374,000
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  100,000  106,750
Roller Bearing Co. America, Inc.
9 5/8%, 6/15/07 (g)  B3  550,000  556,875
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  500,000  545,000
  2,002,625
POLLUTION CONTROL - 0.3%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (g)  B3  590,000  631,300
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,955,425
MEDIA & LEISURE - 8.0%
BROADCASTING - 5.1%
Adelphia Communications Corp.:
12 1/2%, 5/15/02  B3  1,060,000  1,123,600
 9 1/2%, 2/15/04  B3  1,000,000  950,000
 9 7/8%, 3/1/07 (g)  B3  200,000  193,000
Capstar Radio Broadcasting Partners, Inc.
9 1/4%, 7/1/07 (g)  -  120,000  116,100
Chancellor Radio Broadcasting Co.
8 3/4%, 6/15/07 (g)  B3  160,000  158,000
Diamond Cable Communications PLC yankee (e):
0%, 9/30/04  B3  630,000  508,725
 0%, 12/15/05  B3  10,000  6,613
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Echostar Communications Corp. secured discount
0%, 6/1/04 (e)  B2 $ 1,000,000 $ 840,000
Echostar DBS Corp. 12 1/2%, 7/1/02 (g)  Caa  340,000  337,025
Echostar Satellite Broadcasting Corp.
 0%, 3/15/04 (e)  Caa  1,100,000  781,000
Grupo Televisa SA de CV yankee
0%, 5/15/08 (e)  Ba3  300,000  208,500
Innova S De R.L. 12 7/8%, 4/1/07 (g)  B-  120,000  125,700
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  520,000  559,650
International Cabletel, Inc.:
0%, 2/1/06 (e)  B3  280,000  193,200
 10%, 2/15/07 (g)  -  700,000  707,000
Jacor Communications Co.:
9 3/4%, 12/15/06  B2  370,000  384,800
 8 3/4%, 6/15/07 (g)  B2  570,000  562,875
Spanish Broadcasting System, Inc.
7 1/2%, 6/15/02  B3  700,000  770,000
Telewest PLC 0%, 10/1/07 (e)  B1  370,000  267,325
  8,793,113
ENTERTAINMENT - 1.3%
AMF Group, Inc., Series B, 10 7/8%, 3/15/06  B2  260,000  280,150
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  500,000  520,000
Showboat Marina Casino Partnership/Showboat
Marina Finance Corp. 13 1/2%, 3/15/03  B2  700,000  794,500
Viacom, Inc. 8%, 7/7/06  B1  640,000  620,800
  2,215,450
LEISURE DURABLES & TOYS - 0.1%
Leslie's Poolmart, Inc. 10 3/8%, 7/15/04 (g)  B2  90,000  92,250
LODGING & GAMING - 0.6%
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  110,000  116,600
Horseshoe Gaming LLC:
12 3/4%, 9/30/00  B1  290,000  324,075
 9 3/8%, 6/15/07 (g)  B3  190,000  191,188
KSL Recreation Group, Inc.
10 1/4%, 5/1/07 (g)  B3  410,000  426,400
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  30,000  30,450
  1,088,713
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.1%
Sun Media Corp.:
9 1/2%, 5/15/07 (g)  B3 $ 40,000 $ 40,400
 yankee 9 1/2%, 2/15/07 (g)  B3  70,000  70,700
  111,100
RESTAURANTS - 0.8%
SC International Services, Inc. 13%, 10/1/05  B3  1,190,000  1,362,550
TOTAL MEDIA & LEISURE   13,663,176
NONDURABLES - 1.1%
FOODS - 0.9%
Fresh Del Monte Produce NV 10%, 5/1/03 Caa 260,000 265,850 Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  1,300,000  1,332,500
  1,598,350
HOUSEHOLD PRODUCTS - 0.1%
French Fragrances, Inc.
10 3/8%, 5/15/07 (g)  B2  90,000  91,800
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  60,000  63,900
  155,700
TOBACCO - 0.1%
North Atlantic Trading, Inc.
11%, 6/15/04 (g)  B3  70,000  71,050
TOTAL NONDURABLES   1,825,100
RETAIL & WHOLESALE - 3.8%
APPAREL STORES - 0.0%
Specialty Retailers, Inc. 9%, 7/15/07 (g)  B2  80,000  79,600
GENERAL MERCHANDISE STORES - 0.2%
K mart Corp. 8.70%, 8/1/97  Ba2  250,000  250,625
GROCERY STORES - 3.5%
Di Giorgio Corp. 10%, 6/15/07 (g)  -  120,000  117,000
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  851,093  994,945
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Grand Union Co. 12%, 9/1/04  Caa $ 290,000 $ 214,600
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa  890,000  901,125
 12 5/8%, 6/15/02  Caa  30,000  30,750
 9 5/8%, 5/1/03  B3  240,000  231,600
Ralph's Grocery Co.:
10.45%, 6/15/04  B1  260,000  279,500
 11%, 6/15/05  B3  1,210,000  1,312,850
Randalls Food Markets, Inc.
9 3/8%, 7/1/07 (g)  B2  180,000  179,325
Smith's Food & Drug Centers, Inc.
11 1/4%, 5/15/07  B3  1,120,000  1,316,000
Star Markets, Inc. 13%, 11/1/04  B3  320,000  363,200
  5,940,895
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Cole National Group, Inc. 9 7/8%, 12/31/06  B2  120,000  126,600
TOTAL RETAIL & WHOLESALE   6,397,720
SERVICES - 1.0%
GOVERNMENT SERVICES - 0.2%
Queensland Treasury Corp.:
8%, 8/14/01  Aaa AUD 250,000  200,139
 8%, 5/14/03  Aaa AUD 200,000  160,308
  360,447
PRINTING - 0.4%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  710,000  729,525
SERVICES - 0.4%
Orion Network System, Inc.:
0%, 1/15/07 unit (e)  B2  140,000  79,800
 11 1/4%, 1/15/07 unit  B2  480,000  490,800
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  60,000  65,700
  636,300
TOTAL SERVICES   1,726,272
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 1.4%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Dictaphone Corp. 11 3/4%, 8/1/05  B3 $ 190,000 $ 174,800
Exide Electronics Group, Inc.
11 1/2%, 5/15/06  B3  290,000  311,025
  485,825
ELECTRONIC INSTRUMENTS - 0.6%
Packard Bioscience, Inc. 9 3/8%, 3/1/07 (g)  B3  630,000  630,000
Therma-Wave, Inc. 10 5/8%, 5/15/04 (g)  B2  300,000  318,750
  948,750
ELECTRONICS - 0.5%
Viasystems, Inc. 9 3/4%, 6/1/07 (g)  B3  840,000  854,700
TOTAL TECHNOLOGY   2,289,275
TRANSPORTATION - 0.0%
RAILROADS - 0.0%
TFM SA de CV 0%, 6/15/09 (e)(g)  B2  130,000  75,075
UTILITIES - 5.8%
CELLULAR - 3.3%
Dial Call Communications, Inc.
0%, 4/15/04 (e)  B3  100,000  82,125
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,122,000
Microcell Telecommunications, Inc.
0%, 6/1/06 (e)  B3  630,000  352,800
Millicom International Cellular SA
0%, 6/1/06 (e)  B3  890,000  636,350
McCaw International Ltd.
0%, 4/15/07 unit (e)(g)  CCC  3,353,000  1,609,440
Nextel Communications, Inc.
0%, 9/1/03 (e)  B3  1,190,000  1,032,325
Omnipoint Corp.:
11 5/8%, 8/15/06  B2  30,000  28,350
 Series A, 11 5/8%, 8/15/06  B3  550,000  519,750
Pagemart Nationwide, Inc. 0%, 2/1/05 (e)  -  130,000  96,850
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Telesystem International Wireless, Inc.
0%, 6/30/07 (e)(g)  B- $ 430,000 $ 228,975
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  30,000  27,900
  5,736,865
TELEPHONE SERVICES - 2.5%
Brooks Fiber Properties, Inc.
11 7/8%, 11/1/06  -  310,000  199,950
Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (e)  B2  630,000  541,013
ITC Deltacom, Inc. 11%, 6/1/07 (g)  B3  240,000  241,200
McleodUSA, Inc. 0%, 3/1/07 (e)(g)  B3  90,000  57,375
Nextlink Communications, Inc.
12 1/2%, 4/15/06  -  1,210,000  1,285,625
Qwest Communications, International, Inc.
10 7/8%, 4/1/07 (g)  B2  370,000  402,375
RSL Communications Ltd./RSL Communications PLC
12 1/4%, 11/15/06  -  480,000  488,400
Teleport Communications Group, Inc.:
0%, 7/1/07 (e)  B1  1,210,000  872,713
 9 7/8%, 7/1/06  B1  110,000  117,425
  4,206,076
TOTAL UTILITIES   9,942,941
TOTAL NONCONVERTIBLE BONDS   59,533,325
TOTAL CORPORATE BONDS
(Cost $58,230,675)   59,938,970
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 13.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
U.S. TREASURY OBLIGATIONS - 11.7%
8 7/8%, 2/15/99  Aaa $ 2,530,000 $ 2,639,903
9 1/8%, 5/15/99  Aaa  5,647,000  5,946,122
8%, 8/15/99  Aaa  5,600,000  5,806,472
6 7/8%, 3/31/00  Aaa  2,112,000  2,146,320
12 3/8%, 5/15/04  Aaa  80,000  105,687
7 7/8%, 11/15/04  Aaa  700,000  755,454
7%, 7/15/06  Aaa  2,500,000  2,571,875
  19,971,833
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government through
Agency for International Development)
8 1/2%, 4/1/06  Aaa  200,000  215,682
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  48,594  51,596
  Class 2-E, 9.40%, 5/15/02  Aaa  210,254  223,103
  Class 3-T, 9 5/8%, 5/15/02  Aaa  92,626  98,408
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  798,000  803,411
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 1/8%, 8/15/99  Aaa  151,000  153,613
  7 3/4%, 11/15/99  Aaa  33,000  33,997
  0%, 11/15/01  Aaa  1,335,000  1,010,502
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.27%, 8/1/03  Aaa  210,000  226,804
  2,817,116
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,407,470)   22,788,949
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 13.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
 6%, 12/1/07  Aaa $ 119,735 $ 117,918
 8 1/2%, 3/1/20  Aaa  527,579  554,201
  672,119
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.4%
 5 1/2%, 5/1/11  Aaa  647,319  594,659
 5 1/2%, 7/1/27 (h)  Aaa  320,503  321,194
 6%, 4/1/01 to 1/1/26  Aaa  3,887,848  3,766,711
 6 1/2%, 5/1/08 to 2/1/26  Aaa  2,541,356  2,443,328
 7 1/2%, 5/1/26 to 6/1/26  Aaa  974,606  978,260
 8%, 7/1/27 (h)  Aaa  1,000,000  1,022,810
  9,126,962
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.5%
 6%, 1/15/09 to 5/15/09  Aaa  1,307,060  1,271,926
 6 1/2%, 4/15/26 to 5/15/26  Aaa  971,593  929,388
 7%, 9/15/25 to 12/15/25  Aaa  116,065  77,257
 7%,  8/15/27 (h)  Aaa  1,862,594  1,869,719
 7 1/2%, 2/15/22 to 2/15/27  Aaa  4,607,656  4,627,168
 8%, 3/15/27  Aaa  1,008,234  1,031,544
 8 1/2%, 4/15/26 to 12/15/26  Aaa  2,719,890  2,826,129
 11 1/2%, 3/15/10  Aaa  116,804  131,392
  12,764,523
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $22,425,569)   22,563,604
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99 (Cost $4,532)  Baa3  4,498  4,492
FOREIGN GOVERNMENT OBLIGATIONS (J) - 21.6%
Argentinian Republic:
 11 3/4%, 2/12/07  B1 ARS 130,000  144,646
 11 3/4%, 2/12/07 (g)  B1 ARS 1,000,000  1,112,661
 BOCON 3.29%, 9/1/02 (i)  B1 ARS 797  676
 Bote 2.22%, 4/3/00 (i)  B1  2,145  924
 Brady par euro 5 1/2%, 3/31/23 (f)  B1  2,040,000  1,414,618 global bond 11 3/8%, 1/30/17  B1  470,000  523,463
Austrian Republic euro 4 1/2%, 9/28/05 (c)  Aaa JPY 120,000  1,206,333
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
Belgian Kingdom:
8 3/4%, 6/25/02  Aa1 BEF 22,000,000 $ 718,241
 7 1/2%, 7/29/08  Aa1 BEF 3,000,000  93,901
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1  2,090,009  1,681,151
  debt conversion bond euro
  6.9375%, 4/15/12 (i)  B1  1,550,000  1,280,688
 global bond 10 1/8%, 5/15/27  B1  702,000  676,728
Bulgarian Republic (i):
6.0625%, 7/28/11  B3  575,000  414,359
 FLIRB A 2 1/4%, 7/28/12  B3  1,775,000  1,010,641
Canadian Government:
8 1/2%, 4/1/02  Aa1 CAD 400,000  323,587
 10 1/4%, 2/1/04  Aa1 CAD 1,150,000  1,020,769
City of Buenos Aires 11 1/4%, 4/11/07 (g)  B1  500,000  542,500
City of St. Petersburg Russia
9 1/2%, 6/18/02 (g)  -  250,000  249,688
Danish Kingdom Bullet:
6%, 12/10/99  Aaa DKK 700,000  109,791
 9%, 11/15/00  Aaa DKK 400,000  68,490
 8%, 5/15/03  Aaa DKK 2,200,000  374,241
Dutch Government:
8 3/4%, 5/1/00  AAA NLG 800,000  458,103
 5 3/4%, 1/15/04  AAA NLG 1,100,000  578,983
 7%, 6/15/05  AAA NLG 260,000  145,892
Ecuador Republic:
 11 1/4%, 4/25/02 (g)  -  455,000  478,888
 Brady past due interest euro
 6.4375%, 2/28/15 (bearer) (i)  -  1,140,890  736,946
French Government:
OAT 9 1/2%, 1/25/01  Aaa FRF 9,000,000  1,794,582
 8 1/2%, 12/26/12  Aaa FRF 3,100,000  659,729
German Federal Republic:
7 3/4%, 2/21/00  Aaa DEM 1,050,000  659,416
 8 3/8%, 5/21/01  Aaa DEM 1,900,000  1,243,626
Italian Republic (c):
12 1/2%, 1/1/98  Aa3 ITL 1,500,000  901,361
 12%, 1/1/03  Aa3 ITL 850,000  623,263
 9 1/2%, 1/1/05  Aa3 ITL 1,100,000  746,350
Jamaica Government 9 5/8%, 7/2/02 (g)  -  125,000  125,625
Mexico Value recovery rights 6/30/03:
discount A  -  1,114,000  -
 discount B  -  537,000  -
 discount C  -  384,000  -
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
Panamanian Republic Brady (i):
interest reduction bond euro
 3 1/2%, 7/17/14  Ba1 $ 250,000 $ 192,813
 past due interest euro 6.5625%, 7/17/16  Ba1  253,514  222,934
Peruvian Republic Brady (i):
 FLIRB:
  3 1/4%, 3/7/17  -  1,090,000  652,638
  3 1/4%, 3/7/17 (g)  -  700,000  419,125
 past due interest 4%, 3/7/17 (g)  -  490,000  318,500
Russian Government:
10%, 6/26/07 (g)  BB-  125,000  124,563
 interest notes 0%, 12/31/16 (g)(h)  Ba2  1,825,000  1,393,844 principal loans 0%, 8/12/21 (h)  -  1,240,000  826,150
Spanish Kingdom:
 11.45%, 8/30/98  Aa2 ESP 15,000,000  108,643
 10 1/4%, 11/30/98  Aa2 ESP 40,000,000  289,605
 10.90%, 8/30/03  Aa2 ESP 65,000,000  553,530
Swedish Kingdom 10 1/4%, 5/5/03  Aa1 SEK 4,200,000  655,164
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 2,700,000  1,729,825
United Kingdom, Great Britain & Northern Ireland:
10%, 2/26/01  Aaa GBP 400,000  726,329
 9 3/4%, 8/27/02  Aaa GBP 100,000  184,860
 9%, 10/13/08  Aaa GBP 650,000  1,235,910
United Mexican States:
Brady (i):
  discount A, 6.8672%, 12/31/19  Ba2  725,000  673,797
  discount B, 6.4531%, 12/31/19  Ba2  350,000  325,301
  discount C, 6.8203%, 12/31/19  Ba2  250,000  232,344
 global bond 11 1/2%, 5/15/26  Ba2  980,000  1,119,895
Venezuelan Republic:
9 1/8%, 6/18/07 (g)  -  130,000  130,163
 Brady (i):
  debt conversion bond
  6 3/4%, 12/18/07  Ba2  500,000  463,438
  discount A, 6.8125%, 3/31/20  Ba2  1,050,000  928,594
  discount B, 6.8125%, 3/31/20  Ba2  550,000  486,406
 par A euro 6 3/4%, 3/31/20  Ba2  500,000  393,750
 par B euro 6 3/4%, 3/31/20  Ba2  250,000  196,875
 Oil recovery rights 3/31/20  -  15,174  -
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $36,550,292)   36,705,856
SUPRANATIONAL OBLIGATIONS - 1.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
European Investment Bank euro
6 3/4%, 5/10/01 (c)  Aaa JPY 55,000 $ 571,612
InterAmerica Development Bank euro
6%, 10/30/01 (c)  Aaa JPY 235,000  2,421,846
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,204,641)   2,993,458
COMMON STOCKS - 0.1%
 SHARES
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex JPS Capital
Corp. warrants 7/1/99 (a)  260  7,280
Sterling Chemical Holdings warrants 8/15/08 (a)  120  4,200
  11,480
PAPER & FOREST PRODUCTS - 0.1%
SDW Holdings Corp. (a):
warrants 12/15/06  16,500  82,500
 Series B warrants 12/16/06  1,300  22,100
  104,600
TOTAL basic industries   116,080
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(g)  10  -
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I
warrants 11/14/99 (a)(g)  270  14,850
TOTAL MEDIA & LEISURE   14,850
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Exide Electronics Group, Inc.
warrants 3/15/06 (a)(g)  200  5,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.0%
CELLULAR - 0.0%
Intercel, Inc. warrants 2/1/06 (a)  3,328 $ 16,640
Microcell Telecommunications, Inc. (a):
warrants 6/1/06  2,520  31,500
 conditional warrants 6/1/06  2,520  1,575
Pagemart Nationwide, Inc. (non-vtg.) (a)  2,100  16,800
RSL Communications Ltd./RSL Communications
PLC warrants 11/15/06 (a)  600  18,000
  84,515
TELEPHONE SERVICES - 0.0%
NextLink Communications, Inc.
warrants 2/1/09 (a)  8,158  82
TOTAL UTILITIES   84,597
TOTAL COMMON STOCKS
(Cost $133,878)   220,527
PREFERRED STOCKS - 5.5%
CONVERTIBLE PREFERRED STOCKS - 0.2%
RETAIL & WHOLESALE - 0.2%
GROCERY STORES - 0.2%
Supermarkets General Holdings Corp.
 $3.52 pay-in-kind (a)  12,725  257,681
NONCONVERTIBLE PREFERRED STOCKS - 5.3%
BASIC INDUSTRIES - 0.3%
PAPER & FOREST PRODUCTS - 0.3%
SDW Holdings Corp. 15% (g)  13,000  466,375
FINANCE - 0.4%
SAVINGS & LOANS - 0.4%
California Federal Bank FSB:
11 1/2%  1,730  193,760
California Federal Preferred Capital Corp.
9 1/8%   20,080  512,040
  705,800
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Fresenius Medical Care Capital Trust 9%  82 $ 84,296
MEDIA & LEISURE - 4.3%
BROADCASTING - 3.8%
American Radio Systems Corp.
11 3/8% pay-in-kind  1,683  179,240
Chancellor Radio Broadcasting Co.
12% pay-in-kind (g)  5,510  595,080
Cablevision System Corp.:
11 1/8% depositary shares pay-in-kind  2,412  242,406
 Series H, $11.75 pay-in-kind  3,998  413,793
Capstar Broadcasting Partners, Inc. 12% (g)  2,676  270,945
PanAmSat Corp. 12 3/4% pay-in-kind  417  508,740
SFX Broadcasting, Inc. 12 5/8%  1,830  197,183
Time Warner, Inc., Series M, 10 1/4%
pay-in-kind  3,619  3,998,995
  6,406,382
PUBLISHING - 0.5%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  2,334  254,698
 Series D, $10  5,733  577,600
  832,298
TOTAL MEDIA & LEISURE   7,238,680
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
13 1/2% pay-in-kind  135  139,388
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
NextLink Communications, Inc.
14% pay-in-kind  8,361  432,682
TOTAL NONCONVERTIBLE PREFERRED STOCKS   9,067,221
TOTAL PREFERRED STOCKS
(Cost $8,806,818)   9,324,902
PURCHASED BANK DEBT - 0.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (D) AMOUNT (B) (NOTE 1)
Socialist Republic of Vietnam loans restructured
under 1985 agreement (a)
(Cost $25,680)  - DEM 50,000 $ 30,077
SOVEREIGN LOAN PARTICIPATIONS - 1.7%
Algerian Republic loan participation - The Chase
Manhattan Bank 7.3125%, 9/4/06 (i)  -  360,000  314,100
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan (a):
 - The Chase Manhattan Bank  -  1,000,000  915,000
  - ING Baring Securities, Inc.   -  250,000  228,750
  - Morgan (J.P.) Securities, Inc.   -  250,000  228,750
Ivory Coast restructured loan (a):
- Morgan (J.P.) Securities, Inc.  -  500,000  207,500
 - Paribas Capital Markets  -  1,000,000  415,000
Moroccan Kingdom loan participation (i):
- The Chase Manhattan Bank
  6.8125%, 1/1/09   -  190,000  173,019
 - ING Bank NV 6.8125%, 1/1/09  -  250,000  227,656
Socialist Republic of Vietnam loan restructured
under 1985 agreement - ING
Baring Securities, Inc.   - DEM 400,000  240,619
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $2,420,937)   2,950,394
CASH EQUIVALENTS - 7.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
6/30/97 due 7/1/97 (Cost $12,566,000)  $ 12,568,070  12,566,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $167,776,492)  $ 170,087,229
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
BEF - Belgian franc
CAD - Canadian dollar
DEM - German deutsche mark
DKK - Danish krone
ESP - Spanish peseta
FRF - French franc
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
NLG - Dutch guilder
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Principal amount in thousands.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,923,211 or 11.4% of net assets.
8. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 40.1% AAA, AA, A 40.6%
Baa 0.0% BBB  0.7%
Ba 7.1% BB  8.2%
B 27.7% B  25.9%
Caa 3.0% CCC  2.6%
Ca, C 0.0% CC, C  0.5%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 7.1%. FMR has determined that unrated debt securities that are lower quality account for 7.1% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  70.1%
Germany  2.7
Russia  2.3
Argentina  2.3
Brazil  2.1
Canada  2.0
United Kingdom  1.8
Supranational  1.8
Mexico  1.6
Venezuela  1.5
France  1.4
Italy  1.3
Japan  1.2
Others (individually less than 1%)  7.9
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $167,784,604. Net unrealized appreciation aggregated $2,302,625, of which $5,090,157 related to appreciated investment securities and $2,787,532 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 170,087,229
agreements of $12,566,000) (cost $167,776,492) -
See accompanying schedule

Cash                                                                       125,096

Receivable for investments sold                                            508,586
Regular delivery

 Delayed delivery                                                          1,572,706

Dividends receivable                                                       67,885

Interest receivable                                                        2,643,605

Other receivables                                                          1,960

Prepaid expenses                                                           3,354

 TOTAL ASSETS                                                              175,010,421

LIABILITIES

Payable for investments purchased                           $ 1,853,547
Regular delivery

 Delayed delivery                                            6,673,475

Payable for fund shares redeemed                             141,475

Distributions payable                                        182,107

Accrued management fee                                       77,854

Distribution fees payable                                    57,266

Other payables and accrued expenses                          58,797

 TOTAL LIABILITIES                                                         9,044,521

NET ASSETS                                                                $ 165,965,900

Net Assets consist of:

Paid in capital                                                           $ 159,425,124

Undistributed net investment income                                        522,571

Accumulated undistributed net realized gain (loss) on                      3,712,940
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              2,305,265
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                $ 165,965,900


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $11.31
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,651,514 (divided by) 145,990 shares)

Maximum offering price per share (100/95.75 of $11.31)           $11.81

CLASS T:                                                         $11.31
NET ASSET VALUE and redemption price per share
 ($112,284,661 (divided by) 9,929,208 shares)

Maximum offering price per share (100/96.50 of $11.31)           $11.72

CLASS B:                                                         $11.33
NET ASSET VALUE and offering price per share
 ($45,711,605 (divided by) 4,036,272 shares) A

INSTITUTIONAL CLASS:                                             $11.36
NET ASSET VALUE, offering price and redemption price per share ($6,318,120 (divided by) 556,056 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                         $ 410,160
Dividends

Interest                                                                   6,220,100

 TOTAL INCOME                                                              6,630,260

EXPENSES

Management fee                                             $ 459,102

Transfer agent fees                                         158,018

Distribution fees                                           319,431

Accounting fees and expenses                                31,655

Non-interested trustees' compensation                       317

Custodian fees and expenses                                 12,534

Registration fees                                           48,929

Audit                                                       15,852

Legal                                                       691

Reports to shareholders                                     16,111

Miscellaneous                                               121

 Total expenses before reductions                           1,062,761

 Expense reductions                                         (29,248)       1,033,513

NET INVESTMENT INCOME                                                      5,596,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      3,520,995

 Foreign currency transactions                              20,956         3,541,951

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (2,192,157)

 Assets and liabilities in foreign currencies               (2,189)        (2,194,346)

NET GAIN (LOSS)                                                            1,347,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 6,944,352
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS      YEAR ENDED
                                                          ENDED           DECEMBER 31,
                                                          JUNE 30, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,596,747     $ 7,731,150
Net investment income

 Net realized gain (loss)                                  3,541,951       4,348,998

 Change in net unrealized appreciation (depreciation)      (2,194,346)     1,497,971

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           6,944,352       13,578,119
FROM OPERATIONS

Distributions to shareholders                              (5,113,889)     (7,701,001)
From net investment income

 From net realized gain                                    (803,187)       (3,422,517)

 TOTAL DISTRIBUTIONS                                       (5,917,076)     (11,123,518)

Share transactions - net increase (decrease)               21,515,102      61,581,370

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  22,542,378      64,035,971

NET ASSETS

 Beginning of period                                       143,423,522     79,387,551

 End of period (including undistributed net investment    $ 165,965,900   $ 143,423,522
income of $522,571 and $39,713, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.250    $ 11.010

Income from Investment Operations

 Net investment income D                                 .413        .267

 Net realized and unrealized gain (loss)                 .079        .493

 Total from investment operations                        .492        .760

Less Distributions

 From net investment income                              (.372)      (.280)

 From net realized gain                                  (.060)      (.240)

 Total distributions                                     (.432)      (.520)

Net asset value, end of period                          $ 11.310    $ 11.250

TOTAL RETURN B, C                                        4.49%       6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,652     $ 587

Ratio of expenses to average net assets                  1.25% A,    1.25% A,
                                                         F          F

Ratio of expenses to average net assets after            1.24% A,    1.25% A
expense reductions                                       G

Ratio of net investment income to average net assets     7.52% A     7.32% A

Portfolio turnover rate                                  139% A      119%

A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 11.250    $ 11.000   $ 9.920    $ 10.000

Income from Investment Operations

 Net investment income                      .411 D      .813 D     .885       .064 D

 Net realized and unrealized                .086        .542       1.231      (.046)
 gain (loss)

 Total from investment operations           .497        1.355      2.116      .018

Less Distributions

 From net investment income                 (.377)      (.805)     (.806)     (.098)

 From net realized gain                     (.060)      (.300)     (.230)     -

 Total distributions                        (.437)      (1.105)    (1.036)    (.098)

Net asset value, end of period             $ 11.310    $ 11.250   $ 11.000   $ 9.920

TOTAL RETURN B, C                           4.53%       12.89%     22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 112,285   $ 99,327   $ 52,626   $ 10,687

Ratio of expenses to average net assets     1.18% A     1.23%      1.35%      1.35% A,
                                                                  F           F

Ratio of expenses to average net assets     1.17% A,    1.22%      1.35%      1.35% A
after expense reductions                    G          G

Ratio of net investment income to           7.44% A     7.34%      7.28%      5.80% A
average net assets

Portfolio turnover rate                     139% A      119%       193%       104% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 11.260    $ 11.010   $ 9.910    $ 10.000

Income from Investment Operations

 Net investment income                      .376 D      .743 D     .820       .072 D

 Net realized and unrealized                .094        .538       1.237      (.078)
 gain (loss)

 Total from investment operations           .470        1.281      2.057      (.006)

Less Distributions

 From net investment income                 (.340)      (.731)     (.727)     (.084)

 From net realized gain                     (.060)      (.300)     (.230)     -

 Total distributions                        (.400)      (1.031)    (.957)     (.084)

Net asset value, end of period             $ 11.330    $ 11.260   $ 11.010   $ 9.910

TOTAL RETURN B, C                           4.28%       12.14%     21.35%     (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 45,712    $ 37,403   $ 26,654   $ 9,379

Ratio of expenses to average net assets     1.84% A     1.88%      2.10%      2.10% A,
                                                                  F           F

Ratio of expenses to average net assets     1.83% A,    1.87%      2.10%      2.10% A
after expense reductions                    G          G

Ratio of net investment income to           6.79% A     6.69%      6.53%      5.06% A
average net assets

Portfolio turnover rate                     139% A      119%       193%       104% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS      YEARS ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996           1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 11.300      $ 11.030   $ 10.890

Income from Investment Operations

 Net investment income                            .417 D        .826 D     .456

 Net realized and unrealized gain (loss)          .083          .548       .340

 Total from investment operations                 .500          1.374      .796

Less Distributions

 From net investment income                       (.380)        (.804)     (.426)

 From net realized gain                           (.060)        (.300)     (.230)

 Total distributions                              (.440)        (1.104)    (.656)

Net asset value, end of period                   $ 11.360      $ 11.300   $ 11.030

TOTAL RETURN B, C                                 4.54%         13.04%     7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 6,318       $ 6,107    $ 107

Ratio of expenses to average net assets           1.10% A, F    1.10%      1.10% A,
                                                               F           F

Ratio of expenses to average net assets after     1.09% A, G    1.10%      1.10% A
expense reductions

Ratio of net investment income to average net     7.49% A       7.47%      7.53% A
assets

Portfolio turnover rate                           139% A        119%       193%


A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the recognition of gains/ losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investments securities.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
2. OPERATING POLICIES - CONTINUED
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,950,394 or 1.8% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $118,690,284 and $101,643,563, respectively, of which U.S. government and government agency obligations aggregated $19,353,345 and $15,357,721, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

 * .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 771       $ 771

CLASS T     133,475     133,475

CLASS B     185,185     51,442

           $ 319,431   $ 185,688

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 27,900    $ 25,768

CLASS T     158,792     117,200

CLASS B     43,163      0*

           $ 229,855   $ 142,968

 * WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 2,232     .44% ***

CLASS T **              FIIOC *     109,620    .21% ***

CLASS B                 FIIOC *     40,742     .20% ***

INSTITUTIONAL CLASS     FIIOC *     5,424      .18% ***

                                   $ 158,018

 * FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
  TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
***  ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.25%         $ 18,913

INSTITUTIONAL CLASS    1.10%          6,113

                                     $ 25,026

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,222 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS    YEAR ENDED
                              ENDED         DECEMBER 31,
                              JUNE 30,      1996 A
                              1997

CLASS A

From net investment income    $ 35,294      $ 8,336

From net realized gain         2,690         11,477

Total                         $ 37,984      $ 19,813


CLASS T

From net investment income    $ 3,611,902   $ 5,439,021

From net realized gain         560,899       2,365,241

Total                         $ 4,172,801   $ 7,804,262


CLASS B

From net investment income    $ 1,254,866   $ 2,018,483

From net realized gain         205,619       918,814

Total                         $ 1,460,485   $ 2,937,297


INSTITUTIONAL CLASS

From net investment income    $ 211,827     $ 235,161

From net realized gain         33,979        126,985

Total                         $ 245,806     $ 362,146


                              $ 5,917,076   $ 11,123,518

A  DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,

                                 1997             1996 A         1997             1996 A



CLASS A                           98,744           50,970        $ 1,102,101      $ 576,976
Shares sold

Reinvestment of distributions     2,775            1,518          30,977           17,135

Shares redeemed                   (7,720)          (297)          (85,638)         (3,402)

Net increase (decrease)           93,799           52,191        $ 1,047,440      $ 590,709

CLASS T                           2,948,996        5,716,371     $ 32,959,765     $ 63,555,043
Shares sold

Reinvestment of distributions     295,548          576,193        3,299,162        6,422,573

Shares redeemed                   (2,146,332)      (2,244,243)    (23,969,391)     (24,923,904)

Net increase (decrease)           1,098,212        4,048,321     $ 12,289,536     $ 45,053,712

CLASS B                           861,304          1,224,871     $ 9,633,561      $ 13,679,656
Shares sold

Reinvestment of distributions     105,310          224,151        1,177,286        2,516,519

Shares redeemed                   (251,609)        (548,526)      (2,806,371)      (6,111,458)

Net increase (decrease)           715,005          900,496       $ 8,004,476      $ 10,084,717

INSTITUTIONAL CLASS               79,045           525,446       $ 887,776        $ 5,792,940
Shares sold

Reinvestment of distributions     21,379           31,439         239,728          353,974

Shares redeemed                   (84,872)         (26,121)       (953,854)        (294,682)

Net increase (decrease)           15,552           530,764       $ 173,650        $ 5,852,232


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 18,753

CLASS T                 10,639

CLASS B                 6,333

INSTITUTIONAL CLASS     13,204

                       $ 48,929

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  32,670,431.969 97.30
Withheld  905,735.323 2.70
 TOTAL  33,576,167.292 100.00
RALPH F. COX
Affirmative  32,661,943.620 97.28
Withheld  914,223.672 2.72
 TOTAL  33,576,167.292 100.00
PHYLLIS BURKE DAVIS
Affirmative  32,639,275.890 97.21
Withheld  936,891.402 2.79
 TOTAL  33,576,167.292 100.00
ROBERT M. GATES
Affirmative  32,647,573.114 97.23
Withheld  928,594.178 2.77
 TOTAL  33,576,167.292 100.00
EDWARD C. JOHNSON 3RD
Affirmative  32,653,017.035 97.25
Withheld  923,150.257 2.75
 TOTAL  33,576,167.292 100.00
E. BRADLEY JONES
Affirmative  32,635,245.079 97.20
Withheld  940,922.213 2.80
 TOTAL  33,576,167.292 100.00
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  32,673,572.230 97.31
Withheld  902,595.062 2.69
 TOTAL  33,576,167.292 100.00
PETER S. LYNCH
Affirmative  32,665,741.087 97.29
Withheld  910,426.205 2.71
 TOTAL  33,576,167.292 100.00
WILLIAM O. MCCOY
Affirmative  32,665,426.588 97.29
Withheld  910,740.704 2.71
 TOTAL  33,576,167.292 100.00
GERALD C. MCDONOUGH
Affirmative  32,645,173.119 97.23
Withheld  930,994.173 2.77
 TOTAL  33,576,167.292 100.00
MARVIN L. MANN
Affirmative  32,667,258.985 97.29
Withheld  908,908.307 2.71
 TOTAL  33,576,167.292 100.00
THOMAS R. WILLIAMS
Affirmative  32,646,425.418 97.23
Withheld  929,741.874 2.77
 TOTAL  33,576,167.292 100.00
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     31,181,969.270    92.87

Against         265,724.175       .79

Abstain         2,128,473.847     6.34

TOTAL           33,576,167.292    100.00

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,126,370.108    87.12

Against         1,000,318.214     3.77

Abstain         2,419,170.970     9.11

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 4
To amend the Declaration of Trust regarding shareholder notification of appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,207,061.951    87.42

Against         870,816.482       3.28

Abstain         2,467,980.859     9.30

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 5
To amend the Declaration of Trust to provide each fund with the ability to invest all of its assets in another open-ended investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     22,687,221.159    85.46

Against         1,327,189.441     5.00

Abstain         2,531,448.692     9.54

TOTAL           26,545,859.292    100.00

Not Voting      7,030,308.000

PROPOSAL 8
To approve an amended management contract for Strategic Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     9,352,881.560     90.11

Against         249,792.898       2.41

Abstain         777,018.612       7.48

TOTAL           10,379,693.070    100.00

PROPOSAL 15
To approve an agreement and plan providing for the reorgranization of Strategic Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     7,007,514.817    87.42

Against         228,389.724      2.85

Abstain         780,027.529      9.73

TOTAL           8,015,932.070    100.00

Not Voting      2,363,761.000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke Bermuda Fidelity International Investment Advisors (U.K.) Limited Pembroke, Bermuda
Fidelity Investments Japan Limited,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Vice President
Robert A. Lawrence, Vice President
John H. Carlson, Vice President
Curt Hollingsworth, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)



(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EMERGING MARKETS INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   18   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  26   Notes to financial statements.

PROXY VOTING RESULTS   35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain Institutional Class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 6   PAST 1   LIFE OF
                                               MONTHS   YEAR     FUND

Advisor Emerging Markets Income -              13.19%   40.37%   74.14%
 Institutional Class

J.P. Morgan Emerging Markets Bond Index Plus   10.27%   33.04%   74.50%

Emerging Markets Debt Funds Average            12.12%   38.65%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 23 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income -              40.37%   18.23%
 Institutional Class

J.P. Morgan Emerging Markets Bond Index Plus   33.04%   18.30%

Emerging Markets Debt Funds Average            38.65%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8710.62
  1994/04/30       9709.65                     8547.86
  1994/05/31      10335.54                     9179.71
  1994/06/30       9835.28                     8713.44
  1994/07/31      10055.96                     8872.50
  1994/08/31      11267.52                     9606.91
  1994/09/30      11589.24                     9903.80
  1994/10/31      11290.55                     9590.79
  1994/11/30      11055.90                     9580.60
  1994/12/31      10246.94                     8960.01
  1995/01/31       9070.51                     8528.44
  1995/02/28       8422.24                     8131.77
  1995/03/31       8175.93                     7967.86
  1995/04/30       8877.85                     8820.45
  1995/05/31       9407.49                     9588.08
  1995/06/30       9460.49                     9799.71
  1995/07/31       9475.87                     9761.06
  1995/08/31       9680.80                    10028.23
  1995/09/30      10067.96                    10420.27
  1995/10/31      10006.53                    10307.15
  1995/11/30      10342.00                    10606.50
  1995/12/31      10973.18                    11358.60
  1996/01/31      11783.93                    12221.80
  1996/02/29      11129.68                    11547.60
  1996/03/31      11236.56                    11810.65
  1996/04/30      11814.51                    12455.00
  1996/05/31      12138.03                    12670.53
  1996/06/30      12405.84                    13115.94
  1996/07/31      12548.91                    13390.04
  1996/08/31      13004.74                    13881.87
  1996/09/30      14072.63                    14777.12
  1996/10/31      14437.84                    14877.70
  1996/11/30      15247.88                    15635.90
  1996/12/31      15385.48                    15823.79
  1997/01/31      16041.23                    16261.47
  1997/02/28      16314.63                    16544.41
  1997/03/31      15662.08                    15945.37
  1997/04/30      16190.90                    16419.52
  1997/05/31      16888.76                    17057.24
  1997/06/30      17414.21                    17449.60
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $17,414 - a 74.14% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,450 - a 74.50% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a fund
that invests exclusively in the
United States. Past performance
is no guarantee of future results
and you may have a gain or loss
when you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             MARCH 10, 1994
                              MONTHS     31,                              (COMMENCEMEN
                              ENDED                                       T
                              JUNE 30,                                    OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,

                              1997       1996                    1995     1994

Dividend return               3.49%      9.89%                   9.61%    4.80%

Capital appreciation return    9.70%     30.32%                  -2.52%   -2.33%

Total return                  13.19%     40.21%                  7.09%    2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           6.14(cents)   37.85(cents)   76.37(cents)

Annualized dividend rate      5.97%         6.37%          6.62%

30-day annualized yield       7.26%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.52 over the past one month, $11.99 over the past six months, and $11.53 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield may have been lower.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. Very well. For the six months that ended June 30, 1997, the fund's Institutional Class shares returned 13.19%. The emerging markets debt funds average, as tracked by Lipper Analytical Services, returned 12.12% over the same period, while the J.P. Morgan Emerging Markets Bond Index Plus returned 10.27%. For the 12 months that ended June 30, 1997, the fund's Institutional Class shares returned 40.37%, while the peer group and index returned 38.65% and 33.04%, respectively.
Q. WHAT WAS BEHIND THE CONTINUED STRENGTH OF EMERGING MARKET SECURITIES?
A. Among other factors, the favorable backdrop of low interest rate levels and increased economic reform in emerging market countries remained in place. The market started off strongly in early 1997. In fact, after Federal Reserve Board chairman Alan Greenspan made his warning remarks in late December concerning "irrational exuberance" in the U.S. equity markets, emerging markets seemed to be one of the few asset groups that actually took heed. Credit spreads - or the risk/reward tradeoff - between emerging market bonds and the 30-year Treasury bond widened significantly. After the Fed raised interest rates in early March, credit spreads tightened. As the period closed, we had pretty much gone back to where we started the year in terms of interest rate levels. In terms of the fund itself, countries such as Bulgaria and Russia turned in strong performances. I'd also tip my cap to our research team, which did a tremendous job identifying opportunities and managing the higher risks inherent in emerging market bonds.
Q. WHAT HAPPENED IN BULGARIA? DID YOU REDUCE HOLDINGS IN OTHER REGIONS IN ORDER TO ADD TO THE FUND'S BULGARIAN POSITIONS?
A. Bulgaria was just a surprisingly great story. After some periods of economic difficulty, the country elected a new government and adopted a currency board. The new government came in and immediately closed a number of inefficient state agencies, and the currency board has been instrumental in bringing Bulgaria's inflation levels back down. As a result, Bulgarian credits were viewed favorably by the market, returning approximately 44% during the period. While I was adding positions in Bulgaria and Russia, political turmoil in Ecuador prompted a reduction there. At one point during the period, Ecuador had three "presidents" claiming power. The situation has been peacefully resolved, but continued economic reform and privatization in Ecuador may be put on hold for awhile.
Q. WERE THERE ANY OTHER REGIONAL DEVELOPMENTS THAT INFLUENCED PERFORMANCE?
A. There were. The fund's Ivory Coast positions, which made up approximately 2% of the fund's investments as of the period's end, enjoyed a continued bull run. The Ivory Coast is one of the last major restructurings, in terms of going from defaulted loans to Brady bonds, which are bonds issued by sovereign governments but denominated in U.S. dollars. Interest was high in this area of the world and the fund's stake appreciated. In Latin America, the fallout from the 1994 Mexican crisis pretty much has subsided. In Brazil, economic reform continued to be stuck in Congress, but the country did execute a "debt exchange," retiring expensive Brady bond debt and issuing cheaper bonds.
Q. YOU MENTIONED RUSSIA EARLIER. WHAT HAPPENED THERE TO ATTRACT YOUR
INTEREST?
A. President Yeltsin has done a number of things to improve investing prospects in Russia. His main accomplishment was appointing a new cabinet whose members were intent on improving the country's tax collection problems. With tax evasion a concern, many Russian workers have been working without a paycheck. The new cabinet hopes to have all wage arrears eradicated by the end of the year and, if it can pull it off, it will create better social stability in Russia. Reflecting my optimism, the fund's Russian positions rose from around 5% to approximately 10% at the end of the period. The fund's Russian exposure - including options - was approximately 16% at the end of the period.
Q. IN THE LAST REPORT, YOU MENTIONED THE IMPORTANCE OF CRUDE OIL PRICES TO EMERGING MARKETS PERFORMANCE. WHAT WAS THE STORY WITH CRUDE?
A. Crude oil actually weakened during the period, with prices starting the year at around $22 per barrel and ending the period at approximately $19. This decline was significant, but not enough to be a huge performance detriment. Crude oil prices are particularly important to the well-being of Latin American countries such as Venezuela, Argentina and Ecuador, each of which is a heavy producer of crude.
Q. WHAT'S YOUR OUTLOOK?
A. I know it's a clich<UNDEF>, but I'm cautiously optimistic. Since the Mexican crisis, emerging market debt securities have achieved equity-like returns while treading in volatile waters. I think it's going to be very difficult to top the returns we've seen over the last year or so and that we may move to more of a credit-driven type of market. U.S. interest rate policy will be closely watched, as will the state of the U.S. equity market, but I think it will take a rather significant interest rate change to have an overall impact on our market. Regardless, we'll continue to search the globe for good credit stories and do our homework. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets; as a
secondary objective, the
fund may seek capital
appreciation
START DATE: March 10, 1994
SIZE: as of June 30, 1997,
more than $126 million
MANAGER: John Carlson,
since 1995; joined Fidelity in
1995
(checkmark)
JOHN CARLSON DISCUSSES HIS
TEAM'S INVESTMENT PROCESS:
"When considering a potential
investment, we typically begin
with a research trip. From
that, we'll obtain local
contacts who can aid our
assessment of the current
economic, political and
investment climate in a
particular region. Depending
on the country, we may
identify which development
`models' are being pursued in
that region and which can
help us compare countries to
one another.
"If an investment is
dollar-denominated, we assess
a country's foreign-exchange
earnings capability and its
international liquidity position.
Local currency investing
demands knowledge of
investment instruments
available, having a view of the
currency, monitoring foreign
reserves, understanding the
depth and liquidity of the
market and being aware of
relevant foreign investment
laws. In some cases,
necessary infrastructure for
us to invest - including
adequate custody and
settlement operations - may
not yet exist. We put those
countries on our radar screen
for the future."
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF JUNE 30, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                               INVESTMENTS    INVESTMENTS
                                              IN THESE COUNTRIES
                                              6 MONTHS AGO

Argentina                      14.2           13.0

Brazil                         13.3           13.7

Venezuela                      10.6           12.5

Russia                         9.8            4.5

Mexico                         8.8            5.1

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS.
TOP FIVE HOLDINGS AS OF JUNE 30, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)       % OF FUND'S    % OF FUND'S
                                              INVESTMENTS    INVESTMENTS
                                                             IN THESE HOLDINGS
                                                             6 MONTHS AGO

Argentinian Republic                          12.4           12.9

Brazilian Federative Republic                 11.6           12.1

Venezuelan Republic                           10.6           12.5

United Mexican States                         8.8            5.1

Bank for Foreign Economic Affairs of Russia
 (Vnesheconombank)                            5.4            2.2

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   14.4   14.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997  AS OF DECEMBER 31, 1996

Corporate bonds 4.8%
Foreign government
obligations 68.2%
Other 12.5%
Short-term
investments 14.5%
Corporate bonds 3.2%
Foreign government
obligations 67.3%
Other 8.7%
Short-term
investments 20.8%
Row: 1, Col: 1, Value: 14.5
Row: 1, Col: 2, Value: 12.5
Row: 1, Col: 3, Value: 68.2
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 1, Value: 20.8
Row: 1, Col: 2, Value: 8.699999999999999
Row: 1, Col: 3, Value: 67.3
Row: 1, Col: 4, Value: 3.2

INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 4.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 2.8%
CHINA (PEOPLES REPUBLIC) - 0.9%
Huaneng Power International, Inc.
1 3/4%, 5/21/04  - $ 1,125,000 $ 1,153,125
POLAND - 0.9%
BPH Finance BV 3%, 5/22/02 (f)  -  1,165,000  1,229,075
RUSSIA - 1.0%
Lukinter Finance BV 3 1/2%, 5/6/02 (f)  -  1,015,000  1,258,600
TOTAL CONVERTIBLE BONDS   3,640,800
NONCONVERTIBLE BONDS - 2.0%
BRAZIL - 1.7%
Cia Egy Sao Paulo 9 1/8%, 6/26/07 (f)  -  890,000  876,650
Tevecap SA 12 5/8%, 11/26/04 (Reg.)  B2  1,225,000  1,321,468
  2,198,118
CANADA - 0.2%
Telesystem International Wireless, Inc.
0%, 6/30/07 (d)(f)  B-  330,000  175,725
NETHERLANDS - 0.1%
PTC International Finance BV
0%, 7/1/07 (d)(f)  B3  230,000  139,438
TOTAL NONCONVERTIBLE BONDS   2,513,281
TOTAL CORPORATE BONDS
(Cost $5,947,899)   6,154,081
FOREIGN GOVERNMENT OBLIGATIONS (I) - 68.2%
ARGENTINA - 14.2%
Argentinian Republic:
8 3/4%, 5/9/02  -  1,220,000  1,220,610
 11 3/4%, 2/12/07  B1 ARS 650,000  723,230
 11 3/4%, 2/12/07 (f)  B1 ARS 4,330,000  4,817,824
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
ARGENTINA - CONTINUED
Argentinian Republic: - continued
 Brady par euro 5 1/2%, 3/31/23 (e)  B1 $ 9,845,000 $ 6,826,916 global bond 11 3/8%, 1/30/17  B1  2,185,000  2,433,544
City of Buenos Aires 11 1/4%, 4/11/07 (f)  B1  2,100,000  2,278,500
  18,300,624
BRAZIL - 11.6%
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1  6,432,533  5,174,168
  debt conversion bond euro
  6.9375%, 4/15/12 (h)  B1  7,225,000  5,969,656
 global bond 10 1/8%, 5/15/27  B1  3,925,000  3,783,700
  14,927,524
BULGARIA - 5.0%
Bulgarian Republic (h):
6.0625%, 7/28/11  B3  1,025,000  738,641
 FLIRB A 2 1/4%, 7/28/12  B3  10,065,000  5,730,759
  6,469,400
ECUADOR - 3.7%
Ecuador Republic:
11 1/4%, 4/25/02 (f)  -  2,905,000  3,057,513
 Brady:
  par euro 3 1/4%, 2/28/25 (e)  -  2,135,000  1,009,449
  past due interest euro
  6.4375%, 2/28/15 (bearer) (h)  -  1,108,600  716,089
  4,783,051
JAMAICA - 1.0%
Jamaica Government 9 5/8%, 7/2/02 (f)  -  1,280,000  1,286,400
MEXICO - 8.8%
Mexico Value recovery rights 6/30/03:
discount A  -  4,170,000  -
 discount C  -  1,923,000  -
 discount D  -  3,693,000  -
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
MEXICO - CONTINUED
United Mexican States:
Brady (h):
  discount A, 6.8672%, 12/31/19  Ba2 $ 2,710,000 $ 2,518,648 discount C, 6.8203%, 12/31/19  Ba2  1,250,000  1,161,738
  discount D, 6.4531%, 12/31/19  Ba2  2,400,000  2,230,500
 global bond 11 1/2%, 5/15/26  Ba2  4,791,000  5,474,952
  11,385,838
PANAMA - 3.9%
Panamanian Republic Brady (h):
interest reduction bond euro
 3 1/2%, 7/17/14  Ba1  4,250,000  3,277,813
 past due interest euro
 6.5625%, 7/17/16  Ba1  2,028,119  1,783,477
  5,061,290
PERU - 5.1%
Peruvian Republic Brady (h):
FLIRB:
 3 1/4%, 3/7/17 (f)  -  1,350,000  808,312
  3 1/4%, 3/7/17  -  8,635,000  5,170,206
 past due interest 4%, 3/7/17 (f)  -  855,000  555,750
  6,534,268
RUSSIA - 3.0%
City of St. Petersburg Russia
9 1/2%, 6/18/02 (f)  -  620,000  619,225
Russian Government interest notes
0%, 12/31/16 (f)(g)  Ba2  4,150,000  3,169,563
  3,788,788
URUGUAY - 1.3%
Banco Central Del Uruguay:
Brady:
  6 3/4%, 2/19/21  Ba1  1,000,000  897,500
  debt conversion note
  6.8125%, 2/18/07 (h)  Baa  750,000  740,625
 recovery rights 2/18/21 (a)  -  1,000,000  10
  1,638,135
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
VENEZUELA - 10.6%
Venezuelan Republic:
 Brady (h):
  debt conversion bond
  6 3/4%, 12/18/07  Ba2 $ 2,750,000 $ 2,548,907
  discount A, 6.8125%, 3/31/20  Ba2  2,025,000  1,790,858
  discount B, 6.8125%, 3/31/20  Ba2  4,800,000  4,245,000
 par A euro 6 3/4%, 3/31/20  Ba2  3,110,000  2,449,125
 par B euro 6 3/4%, 3/31/20  Ba2  3,250,000  2,559,375
 Oil recovery rights 3/31/20  -  80,533  -
  13,593,265
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $82,907,898)   87,768,583
PURCHASED BANK DEBT - 0.1%
VIETNAM - 0.1%
Socialist Republic of Vietnam loans restructured
under 1985 agreement (a)
(Cost $149,286)  - DEM 250,000  150,387
SOVEREIGN LOAN PARTICIPATIONS - 12.0%
ALGERIA - 2.0%
Algerian Republic loan participation (h):
- The Chase Manhattan Bank
  7.3125%, 9/4/06  -  1,990,000  1,736,275
 - Morgan Guaranty Trust Company of
  New York 7.3125%, 9/4/06  -  1,000,000  872,500
  2,608,775
IVORY COAST - 2.0%
Ivory Coast restructured loan (a):
- Morgan (J.P.) Securities, Inc.  -  2,750,000  1,141,250
 - Paribas Capital Markets  -  3,250,000  1,348,750
  2,490,000
SOVEREIGN LOAN PARTICIPATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
MOROCCO - 1.9%
Moroccan Kingdom loan participation (h):
 - The Chase Manhattan Bank
  6.8125%, 1/1/09  - $ 930,000 $ 846,881
 - ING Bank NV 6.8125%, 1/1/09  -  750,000  682,970
 - Merrill Lynch, Pierce, Fenner & Smith, Inc.
  6.8125%, 1/1/09  -  1,000,000  915,625
  2,445,476
RUSSIA - 5.4%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan (a):
 - The Chase Manhattan Bank  -  3,600,000  3,294,000
  - Morgan (J.P.) Securities, Inc.   -  4,000,000  3,660,000
  6,954,000
VIETNAM - 0.7%
Socialist Republic of Vietnam loan restructured
under 1985 agreement - ING Baring
Securities, Inc.   - DEM 1,550,000  932,398
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $13,815,304)   15,430,649
CASH EQUIVALENTS - 14.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
6/30/97 due 7/1/97 (Cost $18,639,000)  $ 18,642,070  18,639,000
PURCHASED OPTIONS - 0.4%
    EXPIRATION DATE/ UNDERLYING FACE VALUE
   STRIKE PRICE AMOUNT AT VALUE (NOTE 1)
RUSSIA - 0.4%
The Chase Manhattan Bank Call Option
on $6,125,000 notional amount of
Russian Government interest notes
0%, 12/31/16  July 97/69 $ 4,677,969  459,375
Merrill Lynch International Call Option
on $6,000,000 notional amount of
Russian Government principal loans
0%, 8/12/21  Oct. 97/66 3/8  3,997,500  144,000
TOTAL PURCHASED OPTIONS
(Cost $285,663)  603,375
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $121,745,050)  $ 128,746,075
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
DEM - German deutsche mark
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,272,575 or 16.1% of net assets.
7. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.6% BBB  4.3%
Ba 26.5% BB  36.4%
B 31.0% B  11.8%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 26.8%. FMR has determined that unrated debt securities that are lower quality account for 26.8% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $121,744,994. Net unrealized appreciation aggregated $7,001,081, of which $7,077,898 related to appreciated investment securities and $76,817 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 128,746,075
agreements of $18,639,000) (cost $121,745,050) -
See accompanying schedule

Cash                                                                        346,596

Receivable for investments sold                                             12,885,145
Regular delivery

 Delayed delivery                                                           9,941,678

Interest receivable                                                         1,455,262

Other receivables                                                           23,741

Prepaid expenses                                                            3,408

 TOTAL ASSETS                                                               153,401,905

LIABILITIES

Payable for investments purchased                           $ 14,862,985
Regular delivery

 Delayed delivery                                            11,750,703

Payable for fund shares redeemed                             523,299

Distributions payable                                        46,407

Accrued management fee                                       68,406

Distribution fees payable                                    37,019

Other payables and accrued expenses                          65,646

 TOTAL LIABILITIES                                                          27,354,465

NET ASSETS                                                                 $ 126,047,440

Net Assets consist of:

Paid in capital                                                            $ 107,373,270

Undistributed net investment income                                         427,615

Accumulated undistributed net realized gain (loss) on                       11,244,359
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               7,002,196
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 126,047,440


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.64
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,171,812 (divided by) 92,682 shares)

Maximum offering price per share (100/95.75 of $12.64)           $13.20

CLASS T:                                                         $12.64
NET ASSET VALUE and redemption price per share
 ($96,483,723 (divided by) 7,634,754 shares)

Maximum offering price per share (100/96.50 of $12.64)           $13.10

CLASS B:                                                         $12.68
NET ASSET VALUE and offering price per share
 ($23,168,663 (divided by) 1,827,341 shares) A

INSTITUTIONAL CLASS:                                             $12.58
NET ASSET VALUE, offering price and redemption price per share ($5,223,242 (divided by) 415,157 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 4,444,158
Interest

EXPENSES

Management fee                                             $ 392,534

Transfer agent fees                                         143,955

Distribution fees                                           202,690

Accounting fees and expenses                                44,493

Non-interested trustees' compensation                       230

Custodian fees and expenses                                 27,877

Registration fees                                           56,249

Audit                                                       37,398

Legal                                                       481

Reports to shareholders                                     17,734

Miscellaneous                                               79

 Total expenses before reductions                           923,720

 Expense reductions                                         (41,389)      882,331

NET INVESTMENT INCOME                                                     3,561,827

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      10,711,908

 Foreign currency transactions                              2,793         10,714,701

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (979,324)

 Assets and liabilities in foreign currencies               1,040         (978,284)

NET GAIN (LOSS)                                                           9,736,417

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 13,298,244
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED JUNE 30,    DECEMBER 31,
                                                          1997              1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 3,561,827       $ 5,003,629
Net investment income

 Net realized gain (loss)                                  10,714,701        14,771,228

 Change in net unrealized appreciation (depreciation)      (978,284)         4,852,770

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           13,298,244        24,627,627
FROM OPERATIONS

Distributions to shareholders                              (3,440,491)       (4,919,274)
From net investment income

 From net realized gain                                    (1,815,220)       (3,337,616)

 TOTAL DISTRIBUTIONS                                       (5,255,711)       (8,256,890)

Share transactions - net increase (decrease)               18,281,126        37,461,113

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  26,323,659        53,831,850

NET ASSETS

 Beginning of period                                       99,723,781        45,891,931

 End of period (including undistributed net investment    $ 126,047,440     $ 99,723,781
income of $427,615 and $306,279, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                                        SIX MONTHS      YEAR ENDED
                                                        ENDED           DECEMBER 31,
                                                        JUNE 30, 1997

                                                        (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.720        $ 10.520

Income from Investment Operations

 Net investment income D                                 .569            .274

 Net realized and unrealized gain (loss)                 .914            1.574

 Total from investment operations                        1.483           1.848

Less Distributions

 From net investment income                              (.373)          (.238)

 From net realized gain                                  (.190)          (.410)

 Total distributions                                     (.563)          (.648)

Net asset value, end of period                          $ 12.640        $ 11.720

TOTAL RETURN B, C                                        12.97%          17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,172         $ 478

Ratio of expenses to average net assets                  1.40% A,        1.40% A,
                                                         F               F

Ratio of expenses to average net assets after            1.38% A,        1.40% A
expense reductions                                       G

Ratio of net investment income to average net assets     9.54% A         7.31% A

Portfolio turnover rate                                  482% A          410%


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)        1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 11.710     $ 9.280    $ 9.520    $ 10.000

Income from Investment Operations

 Net investment income                       .374 D       .758 D     .860       .356

 Net realized and unrealized gain (loss)     1.119        2.832      (.323)     (.073)

 Total from investment operations            1.493        3.590      .537       .283

Less Distributions

 From net investment income                  (.373)       (.750)     (.777)     (.503)

 From net realized gain                      (.190)       (.410)     -          (.260)

 Total distributions                         (.563)       (1.160)    (.777)     (.763)

Net asset value, end of period              $ 12.640     $ 11.710   $ 9.280    $ 9.520

TOTAL RETURN B, C                            13.07%       40.41%     6.99%      2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 96,484     $ 78,861   $ 36,205   $ 30,029

Ratio of expenses to average net assets      1.47% A      1.49%      1.50%      1.50% A,
                                                                    F           F

Ratio of expenses to average net assets      1.45% A,     1.48%      1.50%      1.50% A
                                            G            G
after expense reductions

Ratio of net investment income to            6.27% A      7.23%      9.32%      6.60% A
average
net assets

Portfolio turnover rate                      482% A       410%       305%       354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)        1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 11.750      $ 9.300    $ 9.520   $ 9.700

Income from Investment Operations

 Net investment income                       .359 D        .686 D     .835      .167

 Net realized and unrealized gain (loss)     1.092         2.853      (.342)    .227

 Total from investment operations            1.451         3.539      .493      .394

Less Distributions

 From net investment income                  (.331)        (.679)     (.713)    (.314)

 From net realized gain                      (.190)        (.410)     -         (.260)

 Total distributions                         (.521)        (1.089)    (.713)    (.574)

Net asset value, end of period              $ 12.680      $ 11.750   $ 9.300   $ 9.520

TOTAL RETURN B, C                            12.63%        39.61%     6.38%     3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 23,169      $ 17,746   $ 9,486   $ 5,034

Ratio of expenses to average net assets      2.15% A, F    2.15%      2.25%     2.25% A,
                                                          F          F          F

Ratio of expenses to average net assets      2.14% A,      2.15%      2.25%     2.25% A
after expense reductions                    G

Ratio of net investment income to            5.99% A       6.56%      8.48%     5.86% A
average net assets

Portfolio turnover rate                      482% A        410%       305%      354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS      YEARS ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996           1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.650    $ 9.280    $ 8.400

Income from Investment Operations

 Net investment income                                   .552 D      .786 D     .393

 Net realized and unrealized gain (loss)                 .947        2.779      .876

 Total from investment operations                        1.499       3.565      1.269

Less Distributions

 From net investment income                              (.379)      (.785)     (.389)

 From net realized gain                                  (.190)      (.410)     -

 Total distributions                                     (.569)      (1.195)    (.389)

Net asset value, end of period                          $ 12.580    $ 11.650   $ 9.280

TOTAL RETURN B, C                                        13.19%      40.21%     15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 5,223     $ 2,639    $ 201

Ratio of expenses to average net assets                  1.25% A,    1.25%      1.25% A,
                                                         F          F           F

Ratio of expenses to average net assets after            1.23% A,    1.25%      1.25% A
expense reductions                                       G

Ratio of net investment income to average net assets     9.18% A     7.46%      9.09% A

Portfolio turnover rate                                  482% A      410%       305%


A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund(the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the recognition of gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery."
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues). LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $15,430,649 or 12.2% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $260,954,104 and $242,367,779, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .70% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 571       $ 571

CLASS T     111,316     111,316

CLASS B     90,803      25,222

           $ 202,690   $ 137,109

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 8,896     $ 8,275

CLASS T     68,428      59,004

CLASS B     35,241      0*

           $ 112,565   $ 67,279

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 1,693     .45%***

CLASS T **              FIIOC *     110,488    .25%***

CLASS B                 FIIOC *     27,403     .27%***

INSTITUTIONAL CLASS     FIIOC *     4,371      .25%***

                                   $ 143,955

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.40%         $ 16,886

CLASS B                2.15%          5,763

INSTITUTIONAL CLASS    1.25%          12,116

                                     $ 34,765

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,624 under the custodian arrangement.
6. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 7% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                               SIX MONTHS    YEAR ENDED
                              ENDED          DECEMBER 31,
                              JUNE 30,       1996 A
                              1997

CLASS A

From net investment income    $ 23,550       $ 5,916

From net realized gain         9,178          15,462

Total                         $ 32,728       $ 21,378


CLASS T

From net investment income    $ 2,753,706    $ 3,931,995

From net realized gain         1,434,255      2,638,864

Total                         $ 4,187,961    $ 6,570,859


CLASS B

From net investment income    $ 552,626      $ 844,871

From net realized gain         294,087        595,454

Total                         $ 846,713      $ 1,440,325


INSTITUTIONAL CLASS

From net investment income    $ 110,609      $ 136,492

From net realized gain         77,700         87,836

Total                         $ 188,309      $ 224,328


                              $ 5,255,711    $ 8,256,890

 A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,

                                 1997             1996 A         1997             1996 A



CLASS A                           54,608           45,480        $ 656,904        $ 518,247
Shares sold

Reinvestment of distributions     2,325            1,560          28,180           18,190

Shares redeemed                   (5,043)          (6,248)        (59,826)         (75,540)

Net increase (decrease)           51,890           40,792        $ 625,258        $ 460,897

CLASS T                           3,420,554        8,120,736     $ 41,461,705     $ 85,014,110
Shares sold

Reinvestment of distributions     303,027          523,792        3,660,055        5,729,874

Shares redeemed                   (2,821,773)      (5,813,045)    (33,558,011)     (60,826,882)

Net increase (decrease)           901,808          2,831,483     $ 11,563,749     $ 29,917,102

CLASS B                           442,243          657,075       $ 5,353,912      $ 6,890,016
Shares sold

Reinvestment of distributions     59,717           116,167        723,547          1,270,300

Shares redeemed                   (185,303)        (282,713)      (2,229,279)      (2,964,969)

Net increase (decrease)           316,657          490,529       $ 3,848,180      $ 5,195,347

INSTITUTIONAL CLASS               612,829          1,151,436     $ 7,305,255      $ 12,012,762
Shares sold

Reinvestment of distributions     15,308           19,417         185,158          214,294

Shares redeemed                   (439,482)        (966,036)      (5,246,474)      (10,339,289)

Net increase (decrease)           188,655          204,817       $ 2,243,939      $ 1,887,767


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,305

CLASS T                 16,615

CLASS B                 9,944

INSTITUTIONAL CLASS     13,385

                       $ 56,249

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  32,670,431.969 97.30
Withheld  905,735.323 2.70
 TOTAL  33,576,167.292 100.00
RALPH F. COX
Affirmative  32,661,943.620 97.28
Withheld  914,223.672 2.72
 TOTAL  33,576,167.292 100.00
PHYLLIS BURKE DAVIS
Affirmative  32,639,275.890 97.21
Withheld  936,891.402 2.79
 TOTAL  33,576,167.292 100.00
ROBERT M. GATES
Affirmative  32,647,573.114 97.23
Withheld  928,594.178 2.77
 TOTAL  33,576,167.292 100.00
EDWARD C. JOHNSON 3RD
Affirmative  32,653,017.035 97.25
Withheld  923,150.257 2.75
 TOTAL  33,576,167.292 100.00
E. BRADLEY JONES
Affirmative  32,635,245.079 97.20
Withheld  940,922.213 2.80
 TOTAL  33,576,167.292 100.00
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  32,673,572.230 97.31
Withheld  902,595.062 2.69
 TOTAL  33,576,167.292 100.00
PETER S. LYNCH
Affirmative  32,665,741.087 97.29
Withheld  910,426.205 2.71
 TOTAL  33,576,167.292 100.00
WILLIAM O. MCCOY
Affirmative  32,665,426.588 97.29
Withheld  910,740.704 2.71
 TOTAL  33,576,167.292 100.00
GERALD C. MCDONOUGH
Affirmative  32,645,173.119 97.23
Withheld  930,994.173 2.77
 TOTAL  33,576,167.292 100.00
MARVIN L. MANN
Affirmative  32,667,258.985 97.29
Withheld  908,908.307 2.71
 TOTAL  33,576,167.292 100.00
THOMAS R. WILLIAMS
Affirmative  32,646,425.418 97.23
Withheld  929,741.874 2.77
 TOTAL  33,576,167.292 100.00
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     31,181,969.270    92.87

Against         265,724.175       .79

Abstain         2,128,473.847     6.34

TOTAL           33,576,167.292    100.00

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,126,370.108    87.12

Against         1,000,318.214     3.77

Abstain         2,419,170.970     9.11

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 4
To amend the Declaration of Trust regarding shareholder notification of appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,207,061.951    87.42

Against         870,816.482       3.28

Abstain         2,467,980.859     9.30

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 5
To amend the Declaration of Trust to provide each fund with the ability to invest all of its assets in another open-ended investment company with substantially the same investment objectives and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     22,687,221.159    85.46

Against         1,327,189.441     5.00

Abstain         2,531,448.692     9.54

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 9
To approve an amended management contract for Emerging Markets Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     5,564,683.602    91.19

Against         144,043.111      2.36

Abstain         393,547.007      6.45

TOTAL           6,102,273.720    100.00

Not Voting     216,332.000

PROPOSAL 12
To amend the Class B Distribution and Service Plan for Emerging Markets Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     775,134.658    82.14

Against         53,437.126     5.67

Abstain         115,065.137    12.19

TOTAL           943,636.921    100.00

Not Voting     275,500.000

PROPOSAL 13
To amend the Class T Distribution and Service Plan for Emerging Markets Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     3,425,570.978    88.70

Against         122,865.968      3.18

Abstain         313,579.683      8.12

TOTAL           3,862,016.629    100.00

Not Voting     1,119,001.000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment
 Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
John H. Carlson, Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EMERGING MARKETS INCOME
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              15   The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     18   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            19   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   26   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  34   Notes to financial statements.

PROXY VOTING RESULTS   43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain Class A expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 6   PAST 1   LIFE OF
                                               MONTHS   YEAR     FUND

Advisor Emerging Markets Income - Class A      12.97%   40.11%   73.92%

Advisor Emerging Markets Income - Class A      7.61%    33.45%   65.66%
 (incl. max. 4.75% sales charge) 1

J.P. Morgan Emerging Markets Bond Index Plus   10.27%   33.04%   74.50%

Emerging Markets Debt Funds Average            12.12%   38.65%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 23 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class A      40.11%   18.19%

Advisor Emerging Markets Income - Class A      33.45%   16.46%
 (incl. max. 4.75% sales charge) 1

J.P. Morgan Emerging Markets Bond Index Plus   33.04%   18.30%

Emerging Markets Debt Funds Average            38.65%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

1 HAD THE FORMER 4.25% SALES CHARGE BEEN REFLECTED, THE PAST SIX MONTHS CUMULATIVE TOTAL RETURN WOULD HAVE BEEN 8.17%, THE CUMULATIVE AND AVERAGE ANNUAL RETURNS WOULD HAVE BEEN 34.15% AND 34.15% FOR THE PAST ONE YEAR, AND 66.53% AND 16.65% FOR THE LIFE OF FUND.
$10,000 OVER LIFE OF FUND
     1994/03/10   9525.00                     10000.00
     1994/03/31   9128.32                      8710.62
     1994/04/30   9248.44                      8547.86
     1994/05/31   9844.60                      9179.71
     1994/06/30   9368.11                      8713.44
     1994/07/31   9578.30                      8872.50
     1994/08/31  10732.31                      9606.91
     1994/09/30  11038.76                      9903.80
     1994/10/31  10754.24                      9590.79
     1994/11/30  10530.74                      9580.60
     1994/12/31   9760.21                      8960.01
     1995/01/31   8639.66                      8528.44
     1995/02/28   8022.18                      8131.77
     1995/03/31   7787.58                      7967.86
     1995/04/30   8456.16                      8820.45
     1995/05/31   8960.63                      9588.08
     1995/06/30   9011.12                      9799.71
     1995/07/31   9026.46                      9761.06
     1995/08/31   9219.78                     10028.23
     1995/09/30   9586.60                     10420.27
     1995/10/31   9514.14                     10307.15
     1995/11/30   9831.92                     10606.50
     1995/12/31  10442.10                     11358.60
     1996/01/31  11211.15                     12221.80
     1996/02/29  10586.42                     11547.60
                              1996/03/31  10686.18
11810.65
     1996/04/30  11237.32                     12455.00
     1996/05/31  11532.65                     12670.53
     1996/06/30  11823.71                     13115.94
     1996/07/31  11956.95                     13390.04
     1996/08/31  12386.31                     13881.87
     1996/09/31  13388.33                     14777.12
     1996/10/31  13770.24                     14877.70
     1996/11/30  14535.78                     15635.90
     1996/12/31  14663.83                     15823.79
     1997/01/31  15280.06                     16261.47
     1997/02/28  15536.21                     16544.41
     1997/03/31  14899.95                     15945.37
     1997/04/30  15411.66                     16419.52
     1997/05/30  16070.48                     17057.24
     1997/06/30  16565.95                     17449.60
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current maximum 4.75% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $16,566 - a 65.66% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,450
- a 74.50% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             MARCH 10, 1994
                              MONTHS     31,                              (COMMENCEMEN
                              ENDED                                       T
                              JUNE 30,                                    OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,



                              1997       1996                    1995     1994

Dividend return               3.41%      9.38%                   9.51%    4.80%

Capital appreciation return    9.56%     31.05%                  -2.52%   -2.33%

Total return                  12.97%     40.43%                  6.99%    2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997   PAST 1        PAST 6         LIFE OF
                              MONTH         MONTHS         CLASS

Dividends per share           5.98(cents)   37.31(cents)   61.13(cents)

Annualized dividend rate      5.78%         6.24%          6.40%

30-day annualized yield       n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.58 over the past one month, $12.05 over the past six months, and $11.58 over the life of the class, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain Class T expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 6   PAST 1   LIFE OF
                                               MONTHS   YEAR     FUND

Advisor Emerging Markets Income - Class T      13.07%   40.21%   74.05%

Advisor Emerging Markets Income - Class T      9.11%    35.31%   67.96%
 (incl. max. 3.50% sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   10.27%   33.04%   74.50%

Emerging Markets Debt Funds Average            12.12%   38.65%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 23 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class T      40.21%   18.21%

Advisor Emerging Markets Income - Class T      35.31%   16.95%
 (incl. max. 3.50% sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   33.04%   18.30%

Emerging Markets Debt Funds Average            38.65%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1994/03/10       9650.00                    10000.00
  1994/03/31       9248.12                     8710.62
  1994/04/30       9369.81                     8547.86
  1994/05/31       9973.79                     9179.71
  1994/06/30       9491.05                     8713.44
  1994/07/31       9704.00                     8872.50
  1994/08/31      10873.16                     9606.91
  1994/09/30      11183.62                     9903.80
  1994/10/31      10895.38                     9590.79
  1994/11/30      10668.94                     9580.60
  1994/12/31       9888.29                     8960.01
  1995/01/31       8753.04                     8528.44
  1995/02/28       8127.46                     8131.77
  1995/03/31       7889.78                     7967.86
  1995/04/30       8567.13                     8820.45
  1995/05/31       9078.23                     9588.08
  1995/06/30       9129.37                     9799.71
  1995/07/31       9144.92                     9761.06
  1995/08/31       9340.78                    10028.23
  1995/09/30       9712.41                    10420.27
  1995/10/31       9639.00                    10307.15
  1995/11/30       9960.95                    10606.50
  1995/12/31      10579.14                    11358.60
  1996/01/31      11358.28                    12221.80
  1996/02/29      10725.35                    11547.60
  1996/03/31      10826.42                    11810.65
  1996/04/30      11384.79                    12455.00
  1996/05/31      11684.00                    12670.53
  1996/06/30      11978.87                    13115.94
  1996/07/31      12113.86                    13390.04
  1996/08/31      12548.86                    13881.87
  1996/09/30      13572.33                    14777.12
  1996/10/31      13947.71                    14877.70
  1996/11/30      14723.78                    15635.90
  1996/12/31      14854.44                    15823.79
  1997/01/31      15480.72                    16261.47
  1997/02/28      15740.89                    16544.41
  1997/03/31      15095.79                    15945.37
  1997/04/30      15612.28                    16419.52
  1997/05/31      16280.02                    17057.24
  1997/06/30      16795.95                    17449.60
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by June 30, 1997, the value of your investment would have grown to $16,796 - a 67.96% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,450
- a 74.50% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             MARCH 10, 1994
                              MONTHS     31,                              (COMMENCEMEN
                              ENDED                                       T
                              JUNE 30,                                    OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,



                              1997       1996                    1995     1994

Dividend return               3.42%      9.46%                   9.51%    4.80%

Capital appreciation return    9.65%     30.95%                  -2.52%   -2.33%

Total return                  13.07%     40.41%                  6.99%    2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           6.01(cents)   37.30(cents)   74.77(cents)

Annualized dividend rate      5.81%         6.25%          6.46%

30-day annualized yield       6.85%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.58 over the past one month, $12.04 over the past six months and $11.58 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5%, and 3%, respectively. If Fidelity had not reimbursed certain Class B expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 6   PAST 1   LIFE OF
                                               MONTHS   YEAR     FUND

Advisor Emerging Markets Income - Class B      12.63%   39.36%   70.53%

Advisor Emerging Markets Income - Class B      7.63%    34.36%   67.53%
 (incl. contingent deferred sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   10.27%   33.04%   74.50%

Emerging Markets Debt Funds Average            12.12%   38.65%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 23 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class B      39.36%   17.49%

Advisor Emerging Markets Income - Class B      34.36%   16.86%
 (incl. contingent deferred sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   33.04%   18.30%

Emerging Markets Debt Funds Average            38.65%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8710.62
  1994/04/30       9709.65                     8547.86
  1994/05/31      10335.54                     9179.71
  1994/06/30       9833.49                     8713.44
  1994/07/31      10040.95                     8872.50
  1994/08/31      11241.32                     9606.91
  1994/09/30      11564.08                     9903.80
  1994/10/31      11268.61                     9590.79
  1994/11/30      11017.23                     9580.60
  1994/12/31      10193.95                     8960.01
  1995/01/31       9038.73                     8528.44
  1995/02/28       8378.26                     8131.77
  1995/03/31       8128.48                     7967.86
  1995/04/30       8820.18                     8820.45
  1995/05/31       9339.33                     9588.08
  1995/06/30       9396.83                     9799.71
  1995/07/31       9406.70                     9761.06
  1995/08/31       9601.70                    10028.23
  1995/09/30       9965.41                    10420.27
  1995/10/31       9895.07                    10307.15
  1995/11/30      10218.26                    10606.50
  1995/12/31      10844.25                    11358.60
  1996/01/31      11634.97                    12221.80
  1996/02/29      10982.00                    11547.60
  1996/03/31      11079.09                    11810.65
  1996/04/30      11643.23                    12455.00
  1996/05/31      11954.38                    12670.53
  1996/06/30      12236.78                    13115.94
  1996/07/31      12367.99                    13390.04
  1996/08/31      12816.56                    13881.87
  1996/09/30      13838.82                    14777.12
  1996/10/31      14224.26                    14877.70
  1996/11/30      15017.11                    15635.90
  1996/12/31      15140.08                    15823.79
  1997/01/31      15767.56                    16261.47
  1997/02/28      16021.82                    16544.41
  1997/03/31      15358.01                    15945.37
  1997/04/30      15874.05                    16419.52
  1997/05/31      16540.59                    17057.24
  1997/06/30      16753.00                    17449.60
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by June 30, 1997, the value of the investment including the effect of the applicable contingent deferred sales charge, would have been $16,753 - a 67.53% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,450 - a 74.50% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a fund
that invests exclusively in the
United States. Past performance
is no guarantee of future results
and you may have a gain or loss
when you sell your shares.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX        YEARS ENDED DECEMBER             MARCH 10, 1994
                              MONTHS     31,                              (COMMENCEMEN
                              ENDED                                       T
                              JUNE 30,                                    OF OPERATIONS)
                                                                          TO
                                                                          DECEMBER 31,

                              1997       1996                    1995     1994

Dividend return               3.02%      8.54%                   8.69%    4.30%

Capital appreciation return    9.61%     31.07%                  -2.31%   -2.34%

Total return                  12.63%     39.61%                  6.38%    1.96%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           5.24(cents)   33.07(cents)   66.56(cents)

Annualized dividend rate      5.05%         5.52%          5.73%

30-day annualized yield       6.33%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.62 over the past one month, $12.08 over the past six months, and $11.61 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield may have been lower.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. Very well. For the six months that ended June 30, 1997, the fund's Class A, Class T and Class B shares provided returns of 12.97%, 13.07% and 12.63%, respectively. The emerging markets debt funds average, as tracked by Lipper Analytical Services, returned 12.12% over the same period, while the J.P. Morgan Emerging Markets Bond Index Plus returned 10.27%. For the 12 months that ended June 30, 1997, the fund's Class A, T and B shares returned 40.11%, 40.21% and 39.36%. The peer group and index returned 38.65% and 33.04%, respectively.
Q. WHAT WAS BEHIND THE CONTINUED STRENGTH OF EMERGING MARKET SECURITIES?
A. Among other factors, the favorable backdrop of low interest rate levels and increased economic reform in emerging market countries remained in place. The market started off strongly in early 1997. In fact, after Federal Reserve Board chairman Alan Greenspan made his warning remarks in late December concerning "irrational exuberance" in the U.S. equity markets, emerging markets seemed to be one of the few asset groups that actually took heed. Credit spreads - or the risk/reward tradeoff - between emerging market bonds and the 30-year Treasury bond widened significantly. After the Fed raised interest rates in early March, credit spreads tightened. As the period closed, we had pretty much gone back to where we started the year in terms of interest rate levels. In terms of the fund itself, countries such as Bulgaria and Russia turned in strong performances. I'd also tip my cap to our research team, which did a tremendous job identifying opportunities and managing the higher risks inherent in emerging market bonds.
Q. WHAT HAPPENED IN BULGARIA? DID YOU REDUCE HOLDINGS IN OTHER REGIONS IN ORDER TO ADD TO THE FUND'S BULGARIAN POSITIONS?
A. Bulgaria was just a surprisingly great story. After some periods of economic difficulty, the country elected a new government and adopted a currency board. The new government came in and immediately closed a number of inefficient state agencies, and the currency board has been instrumental in bringing Bulgaria's inflation levels back down. As a result, Bulgarian credits were viewed favorably by the market, returning approximately 44% during the period. While I was adding positions in Bulgaria and Russia, political turmoil in Ecuador prompted a reduction there. At one point during the period, Ecuador had three "presidents" claiming power. The situation has been peacefully resolved, but continued economic reform and privatization in Ecuador may be put on hold for awhile.
Q. WERE THERE ANY OTHER REGIONAL DEVELOPMENTS THAT INFLUENCED PERFORMANCE?
A. There were. The fund's Ivory Coast positions, which made up approximately 2% of the fund's investments as of the period's end, enjoyed a continued bull run. The Ivory Coast is one of the last major restructurings, in terms of going from defaulted loans to Brady bonds, which are bonds issued by sovereign governments but denominated in U.S. dollars. Interest was high in this area of the world and the fund's stake appreciated. In Latin America, the fallout from the 1994 Mexican crisis pretty much has subsided. In Brazil, economic reform continued to be stuck in Congress, but the country did execute a "debt exchange," retiring expensive Brady bond debt and issuing cheaper bonds.
Q. YOU MENTIONED RUSSIA EARLIER. WHAT HAPPENED THERE TO ATTRACT YOUR
INTEREST?
A. President Yeltsin has done a number of things to improve investing prospects in Russia. His main accomplishment was appointing a new cabinet whose members were intent on improving the country's tax collection problems. With tax evasion a concern, many Russian workers have been working without a paycheck. The new cabinet hopes to have all wage arrears eradicated by the end of the year and, if it can pull it off, it will create better social stability in Russia. Reflecting my optimism, the fund's Russian positions rose from around 5% to approximately 10% at the end of the period. The fund's Russian exposure - including options - was approximately 16% at the end of the period.
Q. IN THE LAST REPORT, YOU MENTIONED THE IMPORTANCE OF CRUDE OIL PRICES TO EMERGING MARKETS PERFORMANCE. WHAT WAS THE STORY WITH CRUDE?
A. Crude oil actually weakened during the period, with prices starting the year at around $22 per barrel and ending the period at approximately $19. This decline was significant, but not enough to be a huge performance detriment. Crude oil prices are particularly important to the well-being of Latin American countries such as Venezuela, Argentina and Ecuador, each of which is a heavy producer of crude.
Q. WHAT'S YOUR OUTLOOK?
A. I know it's a clich<UNDEF>, but I'm cautiously optimistic. Since the Mexican crisis, emerging market debt securities have achieved equity-like returns while treading in volatile waters. I think it's going to be very difficult to top the returns we've seen over the last year or so and that we may move to more of a credit-driven type of market. U.S. interest rate policy will be closely watched, as will the state of the U.S. equity market, but I think it will take a rather significant interest rate change to have an overall impact on our market. Regardless, we'll continue to search the globe for good credit stories and do our homework. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets; as a
secondary objective, the
fund may seek capital
appreciation
START DATE: March 10, 1994
SIZE: as of June 30, 1997,
more than $126 million
MANAGER: John Carlson,
since 1995; joined Fidelity in
1995
(checkmark)
JOHN CARLSON DISCUSSES HIS
TEAM'S INVESTMENT PROCESS:
"When considering a potential
investment, we typically begin
with a research trip. From
that, we'll obtain local
contacts who can aid our
assessment of the current
economic, political and
investment climate in a
particular region. Depending
on the country, we may
identify which development
`models' are being pursued in
that region and which can
help us compare countries to
one another.
"If an investment is
dollar-denominated, we assess
a country's foreign-exchange
earnings capability and its
international liquidity position.
Local currency investing
demands knowledge of
investment instruments
available, having a view of the
currency, monitoring foreign
reserves, understanding the
depth and liquidity of the
market and being aware of
relevant foreign investment
laws. In some cases,
necessary infrastructure for
us to invest - including
adequate custody and
settlement operations - may
not yet exist. We put those
countries on our radar screen
for the future."
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF JUNE 30, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                               INVESTMENTS    INVESTMENTS
                                              IN THESE COUNTRIES
                                              6 MONTHS AGO

Argentina                      14.2           13.0

Brazil                         13.3           13.7

Venezuela                      10.6           12.5

Russia                         9.8            4.5

Mexico                         8.8            5.1

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS.
TOP FIVE HOLDINGS AS OF JUNE 30, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)       % OF FUND'S    % OF FUND'S
                                              INVESTMENTS    INVESTMENTS
                                                             IN THESE HOLDINGS
                                                             6 MONTHS AGO

Argentinian Republic                          12.4           12.9

Brazilian Federative Republic                 11.6           12.1

Venezuelan Republic                           10.6           12.5

United Mexican States                         8.8            5.1

Bank for Foreign Economic Affairs of Russia
 (Vnesheconombank)                            5.4            2.2

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   14.4   14.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997  AS OF DECEMBER 31, 1996

Corporate bonds 4.8%
Foreign government
obligations 68.2%
Other 12.5%
Short-term
investments 14.5%
Corporate bonds 3.2%
Foreign government
obligations 67.3%
Other 8.7%
Short-term
investments 20.8%
Row: 1, Col: 1, Value: 14.5
Row: 1, Col: 2, Value: 12.5
Row: 1, Col: 3, Value: 68.2
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 1, Value: 20.8
Row: 1, Col: 2, Value: 8.699999999999999
Row: 1, Col: 3, Value: 67.3
Row: 1, Col: 4, Value: 3.2

INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 4.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 2.8%
CHINA (PEOPLES REPUBLIC) - 0.9%
Huaneng Power International, Inc.
1 3/4%, 5/21/04  - $ 1,125,000 $ 1,153,125
POLAND - 0.9%
BPH Finance BV 3%, 5/22/02 (f)  -  1,165,000  1,229,075
RUSSIA - 1.0%
Lukinter Finance BV 3 1/2%, 5/6/02 (f)  -  1,015,000  1,258,600
TOTAL CONVERTIBLE BONDS   3,640,800
NONCONVERTIBLE BONDS - 2.0%
BRAZIL - 1.7%
Cia Egy Sao Paulo 9 1/8%, 6/26/07 (f)  -  890,000  876,650
Tevecap SA 12 5/8%, 11/26/04 (Reg.)  B2  1,225,000  1,321,468
  2,198,118
CANADA - 0.2%
Telesystem International Wireless, Inc.
0%, 6/30/07 (d)(f)  B-  330,000  175,725
NETHERLANDS - 0.1%
PTC International Finance BV
0%, 7/1/07 (d)(f)  B3  230,000  139,438
TOTAL NONCONVERTIBLE BONDS   2,513,281
TOTAL CORPORATE BONDS
(Cost $5,947,899)   6,154,081
FOREIGN GOVERNMENT OBLIGATIONS (I) - 68.2%
ARGENTINA - 14.2%
Argentinian Republic:
8 3/4%, 5/9/02  -  1,220,000  1,220,610
 11 3/4%, 2/12/07  B1 ARS 650,000  723,230
 11 3/4%, 2/12/07 (f)  B1 ARS 4,330,000  4,817,824
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
ARGENTINA - CONTINUED
Argentinian Republic: - continued
 Brady par euro 5 1/2%, 3/31/23 (e)  B1 $ 9,845,000 $ 6,826,916 global bond 11 3/8%, 1/30/17  B1  2,185,000  2,433,544
City of Buenos Aires 11 1/4%, 4/11/07 (f)  B1  2,100,000  2,278,500
  18,300,624
BRAZIL - 11.6%
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1  6,432,533  5,174,168
  debt conversion bond euro
  6.9375%, 4/15/12 (h)  B1  7,225,000  5,969,656
 global bond 10 1/8%, 5/15/27  B1  3,925,000  3,783,700
  14,927,524
BULGARIA - 5.0%
Bulgarian Republic (h):
6.0625%, 7/28/11  B3  1,025,000  738,641
 FLIRB A 2 1/4%, 7/28/12  B3  10,065,000  5,730,759
  6,469,400
ECUADOR - 3.7%
Ecuador Republic:
11 1/4%, 4/25/02 (f)  -  2,905,000  3,057,513
 Brady:
  par euro 3 1/4%, 2/28/25 (e)  -  2,135,000  1,009,449
  past due interest euro
  6.4375%, 2/28/15 (bearer) (h)  -  1,108,600  716,089
  4,783,051
JAMAICA - 1.0%
Jamaica Government 9 5/8%, 7/2/02 (f)  -  1,280,000  1,286,400
MEXICO - 8.8%
Mexico Value recovery rights 6/30/03:
discount A  -  4,170,000  -
 discount C  -  1,923,000  -
 discount D  -  3,693,000  -
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
MEXICO - CONTINUED
United Mexican States:
Brady (h):
  discount A, 6.8672%, 12/31/19  Ba2 $ 2,710,000 $ 2,518,648 discount C, 6.8203%, 12/31/19  Ba2  1,250,000  1,161,738
  discount D, 6.4531%, 12/31/19  Ba2  2,400,000  2,230,500
 global bond 11 1/2%, 5/15/26  Ba2  4,791,000  5,474,952
  11,385,838
PANAMA - 3.9%
Panamanian Republic Brady (h):
interest reduction bond euro
 3 1/2%, 7/17/14  Ba1  4,250,000  3,277,813
 past due interest euro
 6.5625%, 7/17/16  Ba1  2,028,119  1,783,477
  5,061,290
PERU - 5.1%
Peruvian Republic Brady (h):
FLIRB:
 3 1/4%, 3/7/17 (f)  -  1,350,000  808,312
  3 1/4%, 3/7/17  -  8,635,000  5,170,206
 past due interest 4%, 3/7/17 (f)  -  855,000  555,750
  6,534,268
RUSSIA - 3.0%
City of St. Petersburg Russia
9 1/2%, 6/18/02 (f)  -  620,000  619,225
Russian Government interest notes
0%, 12/31/16 (f)(g)  Ba2  4,150,000  3,169,563
  3,788,788
URUGUAY - 1.3%
Banco Central Del Uruguay:
Brady:
  6 3/4%, 2/19/21  Ba1  1,000,000  897,500
  debt conversion note
  6.8125%, 2/18/07 (h)  Baa  750,000  740,625
 recovery rights 2/18/21 (a)  -  1,000,000  10
  1,638,135
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
VENEZUELA - 10.6%
Venezuelan Republic:
 Brady (h):
  debt conversion bond
  6 3/4%, 12/18/07  Ba2 $ 2,750,000 $ 2,548,907
  discount A, 6.8125%, 3/31/20  Ba2  2,025,000  1,790,858
  discount B, 6.8125%, 3/31/20  Ba2  4,800,000  4,245,000
 par A euro 6 3/4%, 3/31/20  Ba2  3,110,000  2,449,125
 par B euro 6 3/4%, 3/31/20  Ba2  3,250,000  2,559,375
 Oil recovery rights 3/31/20  -  80,533  -
  13,593,265
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $82,907,898)   87,768,583
PURCHASED BANK DEBT - 0.1%
VIETNAM - 0.1%
Socialist Republic of Vietnam loans restructured
under 1985 agreement (a)
(Cost $149,286)  - DEM 250,000  150,387
SOVEREIGN LOAN PARTICIPATIONS - 12.0%
ALGERIA - 2.0%
Algerian Republic loan participation (h):
- The Chase Manhattan Bank
  7.3125%, 9/4/06  -  1,990,000  1,736,275
 - Morgan Guaranty Trust Company of
  New York 7.3125%, 9/4/06  -  1,000,000  872,500
  2,608,775
IVORY COAST - 2.0%
Ivory Coast restructured loan (a):
- Morgan (J.P.) Securities, Inc.  -  2,750,000  1,141,250
 - Paribas Capital Markets  -  3,250,000  1,348,750
  2,490,000
SOVEREIGN LOAN PARTICIPATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (B) (NOTE 1)
MOROCCO - 1.9%
Moroccan Kingdom loan participation (h):
 - The Chase Manhattan Bank
  6.8125%, 1/1/09  - $ 930,000 $ 846,881
 - ING Bank NV 6.8125%, 1/1/09  -  750,000  682,970
 - Merrill Lynch, Pierce, Fenner & Smith, Inc.
  6.8125%, 1/1/09  -  1,000,000  915,625
  2,445,476
RUSSIA - 5.4%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan (a):
 - The Chase Manhattan Bank  -  3,600,000  3,294,000
  - Morgan (J.P.) Securities, Inc.   -  4,000,000  3,660,000
  6,954,000
VIETNAM - 0.7%
Socialist Republic of Vietnam loan restructured
under 1985 agreement - ING Baring
Securities, Inc.   - DEM 1,550,000  932,398
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $13,815,304)   15,430,649
CASH EQUIVALENTS - 14.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
6/30/97 due 7/1/97 (Cost $18,639,000)  $ 18,642,070  18,639,000
PURCHASED OPTIONS - 0.4%
    EXPIRATION DATE/ UNDERLYING FACE VALUE
   STRIKE PRICE AMOUNT AT VALUE (NOTE 1)
RUSSIA - 0.4%
The Chase Manhattan Bank Call Option
on $6,125,000 notional amount of
Russian Government interest notes
0%, 12/31/16  July 97/69 $ 4,677,969  459,375
Merrill Lynch International Call Option
on $6,000,000 notional amount of
Russian Government principal loans
0%, 8/12/21  Oct. 97/66 3/8  3,997,500  144,000
TOTAL PURCHASED OPTIONS
(Cost $285,663)  603,375
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $121,745,050)  $ 128,746,075
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
DEM - German deutsche mark
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,272,575 or 16.1% of net assets.
7. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.6% BBB  4.3%
Ba 26.5% BB  36.4%
B 31.0% B  11.8%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 26.8%. FMR has determined that unrated debt securities that are lower quality account for 26.8% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $121,744,994. Net unrealized appreciation aggregated $7,001,081, of which $7,077,898 related to appreciated investment securities and $76,817 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 128,746,075
agreements of $18,639,000) (cost $121,745,050) -
See accompanying schedule

Cash                                                                        346,596

Receivable for investments sold                                             12,885,145
Regular delivery

 Delayed delivery                                                           9,941,678

Interest receivable                                                         1,455,262

Other receivables                                                           23,741

Prepaid expenses                                                            3,408

 TOTAL ASSETS                                                               153,401,905

LIABILITIES

Payable for investments purchased                           $ 14,862,985
Regular delivery

 Delayed delivery                                            11,750,703

Payable for fund shares redeemed                             523,299

Distributions payable                                        46,407

Accrued management fee                                       68,406

Distribution fees payable                                    37,019

Other payables and accrued expenses                          65,646

 TOTAL LIABILITIES                                                          27,354,465

NET ASSETS                                                                 $ 126,047,440

Net Assets consist of:

Paid in capital                                                            $ 107,373,270

Undistributed net investment income                                         427,615

Accumulated undistributed net realized gain (loss) on                       11,244,359
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               7,002,196
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 126,047,440


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.64
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,171,812 (divided by) 92,682 shares)

Maximum offering price per share (100/95.75 of $12.64)           $13.20

CLASS T:                                                         $12.64
NET ASSET VALUE and redemption price per share
 ($96,483,723 (divided by) 7,634,754 shares)

Maximum offering price per share (100/96.50 of $12.64)           $13.10

CLASS B:                                                         $12.68
NET ASSET VALUE and offering price per share
 ($23,168,663 (divided by) 1,827,341 shares) A

INSTITUTIONAL CLASS:                                             $12.58
NET ASSET VALUE, offering price and redemption price per share ($5,223,242 (divided by) 415,157 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 4,444,158
Interest

EXPENSES

Management fee                                             $ 392,534

Transfer agent fees                                         143,955

Distribution fees                                           202,690

Accounting fees and expenses                                44,493

Non-interested trustees' compensation                       230

Custodian fees and expenses                                 27,877

Registration fees                                           56,249

Audit                                                       37,398

Legal                                                       481

Reports to shareholders                                     17,734

Miscellaneous                                               79

 Total expenses before reductions                           923,720

 Expense reductions                                         (41,389)      882,331

NET INVESTMENT INCOME                                                     3,561,827

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      10,711,908

 Foreign currency transactions                              2,793         10,714,701

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (979,324)

 Assets and liabilities in foreign currencies               1,040         (978,284)

NET GAIN (LOSS)                                                           9,736,417

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 13,298,244
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED JUNE 30,    DECEMBER 31,
                                                          1997              1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 3,561,827       $ 5,003,629
Net investment income

 Net realized gain (loss)                                  10,714,701        14,771,228

 Change in net unrealized appreciation (depreciation)      (978,284)         4,852,770

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           13,298,244        24,627,627
FROM OPERATIONS

Distributions to shareholders                              (3,440,491)       (4,919,274)
From net investment income

 From net realized gain                                    (1,815,220)       (3,337,616)

 TOTAL DISTRIBUTIONS                                       (5,255,711)       (8,256,890)

Share transactions - net increase (decrease)               18,281,126        37,461,113

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  26,323,659        53,831,850

NET ASSETS

 Beginning of period                                       99,723,781        45,891,931

 End of period (including undistributed net investment    $ 126,047,440     $ 99,723,781
income of $427,615 and $306,279, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                                        SIX MONTHS      YEAR ENDED
                                                        ENDED           DECEMBER 31,
                                                        JUNE 30, 1997

                                                        (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.720        $ 10.520

Income from Investment Operations

 Net investment income D                                 .569            .274

 Net realized and unrealized gain (loss)                 .914            1.574

 Total from investment operations                        1.483           1.848

Less Distributions

 From net investment income                              (.373)          (.238)

 From net realized gain                                  (.190)          (.410)

 Total distributions                                     (.563)          (.648)

Net asset value, end of period                          $ 12.640        $ 11.720

TOTAL RETURN B, C                                        12.97%          17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,172         $ 478

Ratio of expenses to average net assets                  1.40% A,        1.40% A,
                                                         F               F

Ratio of expenses to average net assets after            1.38% A,        1.40% A
expense reductions                                       G

Ratio of net investment income to average net assets     9.54% A         7.31% A

Portfolio turnover rate                                  482% A          410%


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)        1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 11.710     $ 9.280    $ 9.520    $ 10.000

Income from Investment Operations

 Net investment income                       .374 D       .758 D     .860       .356

 Net realized and unrealized gain (loss)     1.119        2.832      (.323)     (.073)

 Total from investment operations            1.493        3.590      .537       .283

Less Distributions

 From net investment income                  (.373)       (.750)     (.777)     (.503)

 From net realized gain                      (.190)       (.410)     -          (.260)

 Total distributions                         (.563)       (1.160)    (.777)     (.763)

Net asset value, end of period              $ 12.640     $ 11.710   $ 9.280    $ 9.520

TOTAL RETURN B, C                            13.07%       40.41%     6.99%      2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 96,484     $ 78,861   $ 36,205   $ 30,029

Ratio of expenses to average net assets      1.47% A      1.49%      1.50%      1.50% A,
                                                                    F           F

Ratio of expenses to average net assets      1.45% A,     1.48%      1.50%      1.50% A
                                            G            G
after expense reductions

Ratio of net investment income to            6.27% A      7.23%      9.32%      6.60% A
average
net assets

Portfolio turnover rate                      482% A       410%       305%       354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)        1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 11.750      $ 9.300    $ 9.520   $ 9.700

Income from Investment Operations

 Net investment income                       .359 D        .686 D     .835      .167

 Net realized and unrealized gain (loss)     1.092         2.853      (.342)    .227

 Total from investment operations            1.451         3.539      .493      .394

Less Distributions

 From net investment income                  (.331)        (.679)     (.713)    (.314)

 From net realized gain                      (.190)        (.410)     -         (.260)

 Total distributions                         (.521)        (1.089)    (.713)    (.574)

Net asset value, end of period              $ 12.680      $ 11.750   $ 9.300   $ 9.520

TOTAL RETURN B, C                            12.63%        39.61%     6.38%     3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 23,169      $ 17,746   $ 9,486   $ 5,034

Ratio of expenses to average net assets      2.15% A, F    2.15%      2.25%     2.25% A,
                                                          F          F          F

Ratio of expenses to average net assets      2.14% A,      2.15%      2.25%     2.25% A
after expense reductions                    G

Ratio of net investment income to            5.99% A       6.56%      8.48%     5.86% A
average net assets

Portfolio turnover rate                      482% A        410%       305%      354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS      YEARS ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996           1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.650    $ 9.280    $ 8.400

Income from Investment Operations

 Net investment income                                   .552 D      .786 D     .393

 Net realized and unrealized gain (loss)                 .947        2.779      .876

 Total from investment operations                        1.499       3.565      1.269

Less Distributions

 From net investment income                              (.379)      (.785)     (.389)

 From net realized gain                                  (.190)      (.410)     -

 Total distributions                                     (.569)      (1.195)    (.389)

Net asset value, end of period                          $ 12.580    $ 11.650   $ 9.280

TOTAL RETURN B, C                                        13.19%      40.21%     15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 5,223     $ 2,639    $ 201

Ratio of expenses to average net assets                  1.25% A,    1.25%      1.25% A,
                                                         F          F           F

Ratio of expenses to average net assets after            1.23% A,    1.25%      1.25% A
expense reductions                                       G

Ratio of net investment income to average net assets     9.18% A     7.46%      9.09% A

Portfolio turnover rate                                  482% A      410%       305%


A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund(the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the recognition of gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery."
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues). LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $15,430,649 or 12.2% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $260,954,104 and $242,367,779, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .70% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 571       $ 571

CLASS T     111,316     111,316

CLASS B     90,803      25,222

           $ 202,690   $ 137,109

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 8,896     $ 8,275

CLASS T     68,428      59,004

CLASS B     35,241      0*

           $ 112,565   $ 67,279

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 1,693     .45%***

CLASS T **              FIIOC *     110,488    .25%***

CLASS B                 FIIOC *     27,403     .27%***

INSTITUTIONAL CLASS     FIIOC *     4,371      .25%***

                                   $ 143,955

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.40%         $ 16,886

CLASS B                2.15%          5,763

INSTITUTIONAL CLASS    1.25%          12,116

                                     $ 34,765

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,624 under the custodian arrangement.
6. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 7% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                               SIX MONTHS    YEAR ENDED
                              ENDED          DECEMBER 31,
                              JUNE 30,       1996 A
                              1997

CLASS A

From net investment income    $ 23,550       $ 5,916

From net realized gain         9,178          15,462

Total                         $ 32,728       $ 21,378


CLASS T

From net investment income    $ 2,753,706    $ 3,931,995

From net realized gain         1,434,255      2,638,864

Total                         $ 4,187,961    $ 6,570,859


CLASS B

From net investment income    $ 552,626      $ 844,871

From net realized gain         294,087        595,454

Total                         $ 846,713      $ 1,440,325


INSTITUTIONAL CLASS

From net investment income    $ 110,609      $ 136,492

From net realized gain         77,700         87,836

Total                         $ 188,309      $ 224,328


                              $ 5,255,711    $ 8,256,890

 A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,

                                 1997             1996 A         1997             1996 A



CLASS A                           54,608           45,480        $ 656,904        $ 518,247
Shares sold

Reinvestment of distributions     2,325            1,560          28,180           18,190

Shares redeemed                   (5,043)          (6,248)        (59,826)         (75,540)

Net increase (decrease)           51,890           40,792        $ 625,258        $ 460,897

CLASS T                           3,420,554        8,120,736     $ 41,461,705     $ 85,014,110
Shares sold

Reinvestment of distributions     303,027          523,792        3,660,055        5,729,874

Shares redeemed                   (2,821,773)      (5,813,045)    (33,558,011)     (60,826,882)

Net increase (decrease)           901,808          2,831,483     $ 11,563,749     $ 29,917,102

CLASS B                           442,243          657,075       $ 5,353,912      $ 6,890,016
Shares sold

Reinvestment of distributions     59,717           116,167        723,547          1,270,300

Shares redeemed                   (185,303)        (282,713)      (2,229,279)      (2,964,969)

Net increase (decrease)           316,657          490,529       $ 3,848,180      $ 5,195,347

INSTITUTIONAL CLASS               612,829          1,151,436     $ 7,305,255      $ 12,012,762
Shares sold

Reinvestment of distributions     15,308           19,417         185,158          214,294

Shares redeemed                   (439,482)        (966,036)      (5,246,474)      (10,339,289)

Net increase (decrease)           188,655          204,817       $ 2,243,939      $ 1,887,767


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,305

CLASS T                 16,615

CLASS B                 9,944

INSTITUTIONAL CLASS     13,385

                       $ 56,249

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  32,670,431.969 97.30
Withheld  905,735.323 2.70
 TOTAL  33,576,167.292 100.00
RALPH F. COX
Affirmative  32,661,943.620 97.28
Withheld  914,223.672 2.72
 TOTAL  33,576,167.292 100.00
PHYLLIS BURKE DAVIS
Affirmative  32,639,275.890 97.21
Withheld  936,891.402 2.79
 TOTAL  33,576,167.292 100.00
ROBERT M. GATES
Affirmative  32,647,573.114 97.23
Withheld  928,594.178 2.77
 TOTAL  33,576,167.292 100.00
EDWARD C. JOHNSON 3RD
Affirmative  32,653,017.035 97.25
Withheld  923,150.257 2.75
 TOTAL  33,576,167.292 100.00
E. BRADLEY JONES
Affirmative  32,635,245.079 97.20
Withheld  940,922.213 2.80
 TOTAL  33,576,167.292 100.00
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  32,673,572.230 97.31
Withheld  902,595.062 2.69
 TOTAL  33,576,167.292 100.00
PETER S. LYNCH
Affirmative  32,665,741.087 97.29
Withheld  910,426.205 2.71
 TOTAL  33,576,167.292 100.00
WILLIAM O. MCCOY
Affirmative  32,665,426.588 97.29
Withheld  910,740.704 2.71
 TOTAL  33,576,167.292 100.00
GERALD C. MCDONOUGH
Affirmative  32,645,173.119 97.23
Withheld  930,994.173 2.77
 TOTAL  33,576,167.292 100.00
MARVIN L. MANN
Affirmative  32,667,258.985 97.29
Withheld  908,908.307 2.71
 TOTAL  33,576,167.292 100.00
THOMAS R. WILLIAMS
Affirmative  32,646,425.418 97.23
Withheld  929,741.874 2.77
 TOTAL  33,576,167.292 100.00
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     31,181,969.270    92.87

Against         265,724.175       .79

Abstain         2,128,473.847     6.34

TOTAL           33,576,167.292    100.00

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,126,370.108    87.12

Against         1,000,318.214     3.77

Abstain         2,419,170.970     9.11

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 4
To amend the Declaration of Trust regarding shareholder notification of appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,207,061.951    87.42

Against         870,816.482       3.28

Abstain         2,467,980.859     9.30

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 5
To amend the Declaration of Trust to provide each fund with the ability to invest all of its assets in another open-ended investment company with substantially the same investment objectives and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     22,687,221.159    85.46

Against         1,327,189.441     5.00

Abstain         2,531,448.692     9.54

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 9
To approve an amended management contract for Emerging Markets Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     5,564,683.602    91.19

Against         144,043.111      2.36

Abstain         393,547.007      6.45

TOTAL           6,102,273.720    100.00

Not Voting     216,332.000

PROPOSAL 12
To amend the Class B Distribution and Service Plan for Emerging Markets Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     775,134.658    82.14

Against         53,437.126     5.67

Abstain         115,065.137    12.19

TOTAL           943,636.921    100.00

Not Voting     275,500.000

PROPOSAL 13
To amend the Class T Distribution and Service Plan for Emerging Markets Income Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     3,425,570.978    88.70

Against         122,865.968      3.18

Abstain         313,579.683      8.12

TOTAL           3,862,016.629    100.00

Not Voting     1,119,001.000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment
 Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
John H. Carlson, Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on stock market
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              12   The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     15   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            16   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   24   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  33   Notes to the financial statements.

PROXY VOTING RESULTS   43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                PAST 6   PAST 1   PAST 5    PAST 10
                                           MONTHS   YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Class    12.88%   14.60%   90.85%    204.89%
A

Advisor Strategic Opportunities - Class    6.39%    8.01%    79.87%    187.36%
A
 (incl. max. 5.75% sales charge) 1

S&P 500(registered trademark)              20.61%   34.70%   146.59%   292.69%

Capital Appreciation Funds Average         10.16%   14.44%   113.79%   208.97%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 233 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                 PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class A   14.60%   13.80%   11.79%

Advisor Strategic Opportunities - Class A   8.01%    12.46%   11.13%
 (incl. max. 5.75% sales charge) 1

S&P 500                                     34.70%   19.78%   14.64%

Capital Appreciation Funds Average          14.44%   15.94%   11.24%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE PAST SIX MONTHS CUMULATIVE TOTAL RETURN WOULD HAVE BEEN 6.96%, THE CUMULATIVE AND AVERAGE ANNUAL RETURNS WOULD HAVE BEEN 8.59% AND 8.59% FOR THE PAST ONE YEAR, 80.83% AND 12.58% FOR THE PAST FIVE YEARS, AND 188.89% AND 11.19% FOR THE PAST 10 YEARS.
$10,000 OVER 10 YEARS
     1987/06/30      9425.00                        10000.00
     1987/07/31      9803.43                        10507.00
     1987/08/31      9997.76                        10898.91
     1987/09/30      9747.18                        10660.22
     1987/10/31      7957.30                         8364.01
     1987/11/30      7594.21                         7674.82
     1987/12/31      7764.65                         8258.87
     1988/01/31      8372.94                         8606.57
     1988/02/29      8647.27                         9007.64
     1988/03/31      8510.11                         8729.30
     1988/04/30      8563.78                         8826.20
     1988/05/31      8712.87                         8902.98
     1988/06/30      9309.23                         9311.63
     1988/07/31      9255.56                         9276.25
     1988/08/31      8969.31                         8960.85
     1988/09/30      9261.52                         9342.59
     1988/10/31      9422.54                         9602.31
     1988/11/30      9482.18                         9465.00
     1988/12/31      9492.16                         9630.63
     1989/01/31      10029.80                        10335.60
     1989/02/28      9986.54                         10078.24
     1989/03/31      10196.66                        10313.06
     1989/04/30      10585.98                        10848.31
     1989/05/31      11074.19                        11287.67
     1989/06/30      11160.70                        11223.33
     1989/07/31      11927.00                        12236.79
     1989/08/31      12081.49                        12476.64
     1989/09/30      12081.49                        12425.48
     1989/10/31      11883.74                        12137.21
     1989/11/30      12205.09                        12384.81
     1989/12/31      12586.40                        12682.05
     1990/01/31      11754.08                        11831.08
     1990/02/28      11817.62                        11983.70
     1990/03/31      11817.62                        12301.27
     1990/04/30      11334.75                        11993.74
     1990/05/31      11703.26                        13163.13
     1990/06/30      11817.62                        13073.62
     1990/07/31      11849.39                        13031.78
     1990/08/31      11017.07                        11853.71
     1990/09/30      10934.47                        11276.43
     1990/10/31      10928.12                        11227.94
     1990/11/30      11410.99                        11953.27
     1990/12/31      11683.92                        12286.77
     1991/01/31      12061.47                        12822.47
     1991/02/28      12783.43                        13739.28
     1991/03/31      13187.47                        14071.77
     1991/04/30      13366.30                        14105.54
     1991/05/31      13843.20                        14714.90
     1991/06/30      13406.05                        14040.96
     1991/07/31      13810.08                        14695.26
     1991/08/31      14108.14                        15043.54
     1991/09/30      14161.13                        14792.31
     1991/10/31      13876.32                        14990.53
     1991/11/30      13538.52                        14386.41
     1991/12/31      14380.49                        16032.22
     1992/01/31      14403.82                        15734.02
     1992/02/29      14683.81                        15938.56
     1992/03/31      14310.49                        15627.76
     1992/04/30      14582.70                        16087.22
     1992/05/31      15057.12                        16166.04
     1992/06/30      15057.12                        15925.17
     1992/07/31      15523.77                        16576.51
     1992/08/31      15251.56                        16236.69
     1992/09/30      15189.34                        16428.28
     1992/10/31      15313.78                        16485.78
     1992/11/30      15967.09                        17047.95
     1992/12/31      16231.62                        17257.64
     1993/01/31      16538.36                        17402.60
     1993/02/28      17006.99                        17639.28
     1993/03/31      17535.26                        18011.46
     1993/04/30      17185.92                        17575.59
     1993/05/31      17586.38                        18046.61
     1993/06/30      17731.23                        18098.95
     1993/07/31      18106.14                        18026.55
     1993/08/31      19239.37                        18709.76
     1993/09/30      19188.24                        18565.69
     1993/10/31      19793.20                        18950.00
     1993/11/30      18958.19                        18769.98
     1993/12/31      19548.74                        18997.10
     1994/01/31      19717.91                        19643.00
     1994/02/28      19013.03                        19110.67
     1994/03/31      18279.95                        18277.45
     1994/04/30      18430.33                        18511.40
     1994/05/31      18467.92                        18814.98
     1994/06/30      18467.92                        18354.02
     1994/07/31      18909.65                        18956.03
     1994/08/31      19022.43                        19733.23
     1994/09/30      18759.27                        19249.76
     1994/10/31      18561.90                        19682.88
     1994/11/30      17988.60                        18966.03
     1994/12/31      18147.15                        19247.30
     1995/01/31      18952.61                        19746.38
     1995/02/28      19437.83                        20515.90
     1995/03/31      19622.21                        21121.32
     1995/04/30      20049.20                        21743.34
     1995/05/31      20573.24                        22612.42
     1995/06/30      21650.42                        23137.71
     1995/07/31      22378.25                        23904.96
     1995/08/31      23018.74                        23964.96
     1995/09/30      23804.79                        24976.28
     1995/10/31      23717.45                        24887.12
     1995/11/30      24348.23                        25979.66
     1995/12/31      25071.94                        26480.03
     1996/01/31      25082.01                        27381.41
     1996/02/29      24582.80                        27635.23
     1996/03/31      23763.03                        27901.36
     1996/04/30      24388.10                        28312.63
     1996/05/31      25105.40                        29042.81
     1996/06/30      25074.66                        29153.46
     1996/07/31      23353.14                        27865.46
     1996/08/31      24234.39                        28453.15
     1996/09/30      25074.66                        30054.49
     1996/10/31      24613.54                        30883.39
     1996/11/30      25474.29                        33217.87
     1996/12/31      25456.67                        32559.82
     1997/01/31      26417.94                        34594.16
     1997/02/28      26057.69                        34865.38
     1997/03/31      24389.44                        33432.76
     1997/04/30      24518.67                        35428.69
     1997/05/31      27714.20                        37585.59
     1997/06/30      28736.30                        39269.43
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class A on June 30, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $28,736 - a 187.36% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on August 20, 1986. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1997                PAST 6   PAST 1   PAST 5    PAST 10
                                           MONTHS   YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Class    12.96%   14.67%   90.97%    205.08%
T

Advisor Strategic Opportunities - Class    9.01%    10.66%   84.28%    194.40%
T
 (incl. max. 3.50% sales charge)

S&P 500                                    20.61%   34.70%   146.59%   292.69%

Capital Appreciation Funds Average         10.16%   14.44%   113.79%   208.97%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 233 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                 PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class T   14.67%   13.81%   11.80%

Advisor Strategic Opportunities - Class T   10.66%   13.00%   11.40%
 (incl. max. 3.50% sales charge)

S&P 500                                     34.70%   19.78%   14.64%

Capital Appreciation Funds Average          14.44%   15.94%   11.24%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/06/30       9650.00                    10000.00
  1987/07/31      10037.47                    10507.00
  1987/08/31      10236.44                    10898.91
  1987/09/30       9979.87                    10660.22
  1987/10/31       8147.26                     8364.01
  1987/11/30       7775.50                     7674.82
  1987/12/31       7950.01                     8258.87
  1988/01/31       8572.83                     8606.57
  1988/02/29       8853.70                     9007.64
  1988/03/31       8713.26                     8729.30
  1988/04/30       8768.22                     8826.20
  1988/05/31       8920.87                     8902.98
  1988/06/30       9531.47                     9311.63
  1988/07/31       9476.52                     9276.25
  1988/08/31       9183.43                     8960.85
  1988/09/30       9482.62                     9342.59
  1988/10/31       9647.48                     9602.31
  1988/11/30       9708.54                     9465.00
  1988/12/31       9718.76                     9630.63
  1989/01/31      10269.24                    10335.60
  1989/02/28      10224.95                    10078.24
  1989/03/31      10440.08                    10313.06
  1989/04/30      10838.70                    10848.31
  1989/05/31      11338.56                    11287.67
  1989/06/30      11427.14                    11223.33
  1989/07/31      12211.73                    12236.79
  1989/08/31      12369.91                    12476.64
  1989/09/30      12369.91                    12425.48
  1989/10/31      12167.44                    12137.21
  1989/11/30      12496.46                    12384.81
  1989/12/31      12886.87                    12682.05
  1990/01/31      12034.69                    11831.08
  1990/02/28      12099.74                    11983.70
  1990/03/31      12099.74                    12301.27
  1990/04/30      11605.34                    11993.74
  1990/05/31      11982.64                    13163.13
  1990/06/30      12099.74                    13073.62
  1990/07/31      12132.26                    13031.78
  1990/08/31      11280.08                    11853.71
  1990/09/30      11195.51                    11276.43
  1990/10/31      11189.00                    11227.94
  1990/11/30      11683.40                    11953.27
  1990/12/31      11962.85                    12286.77
  1991/01/31      12349.41                    12822.47
  1991/02/28      13088.61                    13739.28
  1991/03/31      13502.29                    14071.77
  1991/04/30      13685.39                    14105.54
  1991/05/31      14173.67                    14714.90
  1991/06/30      13726.08                    14040.96
  1991/07/31      14139.76                    14695.26
  1991/08/31      14444.94                    15043.54
  1991/09/30      14499.19                    14792.31
  1991/10/31      14207.58                    14990.53
  1991/11/30      13861.72                    14386.41
  1991/12/31      14723.79                    16032.22
  1992/01/31      14747.68                    15734.02
  1992/02/29      15034.35                    15938.56
  1992/03/31      14652.12                    15627.76
  1992/04/30      14930.83                    16087.22
  1992/05/31      15416.58                    16166.04
  1992/06/30      15416.58                    15925.17
  1992/07/31      15894.37                    16576.51
  1992/08/31      15615.66                    16236.69
  1992/09/30      15551.95                    16428.28
  1992/10/31      15679.36                    16485.78
  1992/11/30      16348.26                    17047.95
  1992/12/31      16619.11                    17257.64
  1993/01/31      16933.17                    17402.60
  1993/02/28      17412.99                    17639.28
  1993/03/31      17953.87                    18011.46
  1993/04/30      17596.19                    17575.59
  1993/05/31      18006.22                    18046.61
  1993/06/30      18154.52                    18098.95
  1993/07/31      18538.38                    18026.55
  1993/08/31      19698.66                    18709.76
  1993/09/30      19646.32                    18565.69
  1993/10/31      20265.72                    18950.00
  1993/11/30      19410.77                    18769.98
  1993/12/31      20015.42                    18997.10
  1994/01/31      20188.63                    19643.00
  1994/02/28      19466.92                    19110.67
  1994/03/31      18716.34                    18277.45
  1994/04/30      18870.31                    18511.40
  1994/05/31      18908.80                    18814.98
  1994/06/30      18908.80                    18354.02
  1994/07/31      19361.07                    18956.03
  1994/08/31      19476.54                    19733.23
  1994/09/30      19207.11                    19249.76
  1994/10/31      19005.03                    19682.88
  1994/11/30      18418.04                    18966.03
  1994/12/31      18580.37                    19247.30
  1995/01/31      19405.06                    19746.38
  1995/02/28      19901.86                    20515.90
  1995/03/31      20090.65                    21121.32
  1995/04/30      20527.83                    21743.34
  1995/05/31      21064.38                    22612.42
  1995/06/30      22167.28                    23137.71
  1995/07/31      22912.48                    23904.96
  1995/08/31      23568.26                    23964.96
  1995/09/30      24373.07                    24976.28
  1995/10/31      24283.65                    24887.12
  1995/11/30      24929.49                    25979.66
  1995/12/31      25670.47                    26480.03
  1996/01/31      25680.79                    27381.41
  1996/02/29      25169.65                    27635.23
  1996/03/31      24330.31                    27901.36
  1996/04/30      24970.31                    28312.63
  1996/05/31      25704.73                    29042.81
  1996/06/30      25673.26                    29153.46
  1996/07/31      23910.65                    27865.46
  1996/08/31      24812.93                    28453.15
  1996/09/30      25662.76                    30054.49
  1996/10/31      25201.13                    30883.39
  1996/11/30      26092.92                    33217.87
  1996/12/31      26062.35                    32559.82
  1997/01/31      27038.68                    34594.16
  1997/02/28      26684.80                    34865.38
  1997/03/31      24978.97                    33432.76
  1997/04/30      25110.19                    35428.69
  1997/05/31      28378.69                    37585.59
  1997/06/30      29440.36                    39269.43
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class T on June 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $29,440 - a 194.40% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after June 30, 1994. Returns between August 20, 1986 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1997                 PAST 6   PAST 1   PAST 5    PAST 10
                                            MONTHS   YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Class B   12.65%   14.10%   88.25%    200.74%

Advisor Strategic Opportunities - Class B   7.65%    9.10%    86.25%    200.74%
 (incl. contingent deferred sales charge)

S&P 500(registered trademark)               20.61%   34.70%   146.59%   292.69%

Capital Appreciation Funds Average          10.16%   14.44%   113.79%   208.97%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 233 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                 PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class B   14.10%   13.49%   11.64%

Advisor Strategic Opportunities - Class B   9.10%    13.25%   11.64%
 (incl. contingent deferred sales charge)

S&P 500                                     34.70%   19.78%   14.64%

Capital Appreciation Funds Average          14.44%   15.94%   11.24%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10401.52                    10507.00
  1987/08/31      10607.70                    10898.91
  1987/09/30      10341.83                    10660.22
  1987/10/31       8442.76                     8364.01
  1987/11/30       8057.51                     7674.82
  1987/12/31       8238.36                     8258.87
  1988/01/31       8883.76                     8606.57
  1988/02/29       9174.82                     9007.64
  1988/03/31       9029.29                     8729.30
  1988/04/30       9086.24                     8826.20
  1988/05/31       9244.42                     8902.98
  1988/06/30       9877.17                     9311.63
  1988/07/31       9820.22                     9276.25
  1988/08/31       9516.50                     8960.85
  1988/09/30       9826.55                     9342.59
  1988/10/31       9997.39                     9602.31
  1988/11/30      10060.67                     9465.00
  1988/12/31      10071.26                     9630.63
  1989/01/31      10641.70                    10335.60
  1989/02/28      10595.80                    10078.24
  1989/03/31      10818.73                    10313.06
  1989/04/30      11231.81                    10848.31
  1989/05/31      11749.80                    11287.67
  1989/06/30      11841.60                    11223.33
  1989/07/31      12654.64                    12236.79
  1989/08/31      12818.56                    12476.64
  1989/09/30      12818.56                    12425.48
  1989/10/31      12608.74                    12137.21
  1989/11/30      12949.70                    12384.81
  1989/12/31      13354.27                    12682.05
  1990/01/31      12471.18                    11831.08
  1990/02/28      12538.59                    11983.70
  1990/03/31      12538.59                    12301.27
  1990/04/30      12026.26                    11993.74
  1990/05/31      12417.25                    13163.13
  1990/06/30      12538.59                    13073.62
  1990/07/31      12572.29                    13031.78
  1990/08/31      11689.20                    11853.71
  1990/09/30      11601.56                    11276.43
  1990/10/31      11594.82                    11227.94
  1990/11/30      12107.15                    11953.27
  1990/12/31      12396.74                    12286.77
  1991/01/31      12797.31                    12822.47
  1991/02/28      13563.32                    13739.28
  1991/03/31      13992.01                    14071.77
  1991/04/30      14181.75                    14105.54
  1991/05/31      14687.74                    14714.90
  1991/06/30      14223.92                    14040.96
  1991/07/31      14652.61                    14695.26
  1991/08/31      14968.85                    15043.54
  1991/09/30      15025.07                    14792.31
  1991/10/31      14722.88                    14990.53
  1991/11/30      14364.47                    14386.41
  1991/12/31      15257.81                    16032.22
  1992/01/31      15282.57                    15734.02
  1992/02/29      15579.64                    15938.56
  1992/03/31      15183.54                    15627.76
  1992/04/30      15472.36                    16087.22
  1992/05/31      15975.73                    16166.04
  1992/06/30      15975.73                    15925.17
  1992/07/31      16470.84                    16576.51
  1992/08/31      16182.03                    16236.69
  1992/09/30      16116.01                    16428.28
  1992/10/31      16248.04                    16485.78
  1992/11/30      16941.20                    17047.95
  1992/12/31      17221.88                    17257.64
  1993/01/31      17547.33                    17402.60
  1993/02/28      18044.55                    17639.28
  1993/03/31      18605.05                    18011.46
  1993/04/30      18234.40                    17575.59
  1993/05/31      18659.29                    18046.61
  1993/06/30      18812.98                    18098.95
  1993/07/31      19210.75                    18026.55
  1993/08/31      20413.12                    18709.76
  1993/09/30      20358.88                    18565.69
  1993/10/31      21000.74                    18950.00
  1993/11/30      20114.79                    18769.98
  1993/12/31      20741.37                    18997.10
  1994/01/31      20920.86                    19643.00
  1994/02/28      20172.98                    19110.67
  1994/03/31      19395.17                    18277.45
  1994/04/30      19554.72                    18511.40
  1994/05/31      19594.61                    18814.98
  1994/06/30      19594.61                    18354.02
  1994/07/31      20083.23                    18956.03
  1994/08/31      20192.92                    19733.23
  1994/09/30      19923.68                    19249.76
  1994/10/31      19694.33                    19682.88
  1994/11/30      19066.10                    18966.03
  1994/12/31      19244.81                    19247.30
  1995/01/31      20063.52                    19746.38
  1995/02/28      20571.33                    20515.90
  1995/03/31      20757.87                    21121.32
  1995/04/30      21203.49                    21743.34
  1995/05/31      21752.75                    22612.42
  1995/06/30      22892.73                    23137.71
  1995/07/31      23649.25                    23904.96
  1995/08/31      24302.15                    23964.96
  1995/09/30      25120.86                    24976.28
  1995/10/31      25027.59                    24887.12
  1995/11/30      25680.48                    25979.66
  1995/12/31      26432.24                    26480.03
  1996/01/31      26432.24                    27381.41
  1996/02/29      25898.99                    27635.23
  1996/03/31      25012.34                    27901.36
  1996/04/30      25669.12                    28312.63
  1996/05/31      26413.47                    29042.81
  1996/06/30      26358.74                    29153.46
  1996/07/31      24541.65                    27865.46
  1996/08/31      25461.14                    28453.15
  1996/09/30      26325.90                    30054.49
  1996/10/31      25844.26                    30883.39
  1996/11/30      26741.86                    33217.87
  1996/12/31      26697.04                    32559.82
  1997/01/31      27688.03                    34594.16
  1997/02/28      27307.62                    34865.38
  1997/03/31      25545.84                    33432.76
  1997/04/30      25669.91                    35428.69
  1997/05/31      29007.37                    37585.59
  1997/06/30      30074.37                    39269.43
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class B on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $30,074 - a 200.74% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the six months that ended June 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 12.88%, 12.96% and 12.65%, respectively. During the same period, the capital appreciation funds average posted a return of 10.16%, according to Lipper Analytical Services. For the 12 months that ended June 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 14.60%, 14.67% and 14.10%, respectively, while the capital appreciation funds average had a total return of 14.44%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF THE YEAR?
A. I'd attribute the fund's performance to big investments in specific stocks that did well. A lot of the large positions in the fund appreciated considerably during the period, including the fund's top two holdings on June 30, Whole Foods Market and American Bankers Insurance Group. Those two stocks made up about 16% of the portfolio by the end of the period - a position that really paid off for the fund.
Q. WHOLE FOODS MARKET AND AMERICAN BANKERS INSURANCE GROUP WERE THE FUND'S TOP HOLDINGS AT THE BEGINNING OF THE PERIOD AS WELL. WHAT ATTRACTED YOU TO THESE STOCKS?
A. Whole Foods Market, a diversified chain of natural foods supermarkets, was a solid performer because natural foods have been gaining huge market acceptance. People are getting more concerned about the quality of their food supply, especially after recent news reports of food scares such as mad-cow disease and tainted strawberries. The company has also benefited from the move toward homeopathic medicine, where people use natural herbs for cures. As for American Bankers Insurance, a specialty property-casualty insurance company, I thought the stock's valuation was too cheap relative to the company's earnings potential. New management pushed the company to exit some less profitable lines of business and focus on its credit-based accident, health and life insurance operations - where the company offers insurance that pays your credit card bills if you get injured or lose your job. In fact, American Bankers recently signed a contract with some utilities, under which it arranged to offer similar insurance for paying utility bills. Whole Foods Market and American Bankers Insurance are good examples of "special situation" stocks.
Q. WERE THERE OTHER HOLDINGS THAT PERFORMED PARTICULARLY WELL DURING THE
PERIOD?
A. Sepracor, a maker of improved versions of existing drugs, was another big stock for the fund. During the period, the company released good clinical data for some of its drugs and also filed its first new drug application for an asthma medication. A lot of the large-cap pharmaceutical companies have done very well since the beginning of the year, but I think they've gotten too expensive. Considering that I might have to pay somewhere between 30 and 40 times earnings for the large-cap pharmaceutical stocks that have participated in the latest market rally, Sepracor looked cheap given what it has in its product pipeline.
Q. YOU'VE INCREASED THE FUND'S INVESTMENTS IN THE BASIC INDUSTRIES SECTOR TO 11.5% AT THE END OF THE PERIOD FROM 7.2% SIX MONTHS EARLIER. WHAT WAS YOUR REASONING BEHIND THIS MOVE?
A. Because I look for investments on a stock-by-stock basis, I didn't intentionally drive up the fund's investments in the basic industries sector. Rather, I increased the fund's investment in a few wire and cable makers, which are included in this sector, and that helped the fund's performance during the period. I've found that increased capital spending is driving demand for the new technologies these companies develop. On top of that, several of the stocks were very cheap relative to their potential earnings growth. AFC Cable Systems and Cable Design Technology were among the fund's top 10 holdings at the end of the period and both contributed to the fund's performance.
Q. WERE THERE ANY SECTORS THAT WERE PARTICULARLY DISAPPOINTING DURING THE
PERIOD?
A. The casino-gaming stocks in the fund were disappointing because business in Las Vegas has slowed down over the past four or five months. A lot of companies are adding capacity and in the past when you added capacity, business improved. That didn't happen during the period. Starting in 1998, several new hotel complexes with added attractions will open and business may rebound. Also, the stocks were cheap at the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE SECOND HALF OF THE YEAR?
A. It really depends on the market's appetite for small stocks. The rally in large-cap stocks is unprecedented in market history in terms of magnitude, duration and valuation extremes. I think the massive investments in the Standard & Poor's 500 Index funds - and the influence they're having on the market's rise - has to end at some point. Either the market has to come down or the small-cap stocks are going to have to come up. During the first six months of the year, the fund lagged the S&P 500 every month except for May, when it dramatically outperformed the broader market. The market's performance may continue in that fashion during the second half - where you'll see periods of underperformance by small stocks relative to the index, followed by short periods of dramatic outperformance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31,
1983
SIZE: as of June 30, 1997,
more than $592 million
MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986
(checkmark)
HARRIS LEVITON ON DISCOVERING
"SPECIAL SITUATION" STOCKS IN
THE ONGOING BULL MARKET:
"When a bull market is as
long and large as this one
has been, it is tough to find
attractive stocks. You have to
look in a lot of unusual places.
As the bull market
continues, most investors don't
spend as much time
investigating the neglected
sectors of the market. In
contrast, I investigate all sorts
of small- and mid-cap stocks
and foreign companies. I also
spend a lot of time looking at
broken IPOs - companies
that went public a few years
ago, traded up on the hype of
their initial public offerings and
then dwindled after analysts
and the public lost interest. At
the end of May, I visited about
10 companies that had gone
public a few years ago and
their stocks were trading at
50% to 70% off of their highs.
You can find a lot of
opportunities by just going
around digging under rocks. If
I find a cheap stock, I look for
improving company
fundamentals. I also look for a
catalyst for improvement,
such as a new product cycle
or cost cutting, and try to get
in ahead of the crowd."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JUNE 30, 1997
                                         % OF FUND'S    % OF FUND'S
                                         INVESTMENTS    INVESTMENTS
                                                        IN THESE STOCKS
                                                        6 MONTHS AGO

Whole Foods Market, Inc.                 8.5            4.7

American Bankers Insurance Group, Inc.   7.9            5.4

Sepracor, Inc.                           4.4            2.3

Nintendo Co. Ltd Ord.                    3.8            4.3

AFC Cable Systems, Inc.                  2.8            2.3

Cable Design Technology Corp.            2.8            1.2

Lennar Corp.                             2.5            1.7

Harveys Casino Resorts                   2.4            1.7

CVS Corp.                                1.9            1.2

I-Stat Corp.                             1.8            1.7

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      13.8           15.7

Retail & Wholesale   13.1           8.2

Technology           12.4           11.8

Basic Industries     11.5           7.2

Health               9.9            7.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 * AS OF DECEMBER 31, 1996 **
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 1.1
Row: 1, Col: 3, Value: 91.0
Stocks 93.2%
Bonds 1.4%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 10.1%
Stocks 91.4%
Bonds 0.7%
Short-term
investments 7.9%
FOREIGN
INVESTMENTS 10.8%
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 92.59999999999999
*
**
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.0%
Doncasters PLC sponsored ADR  4,000 $ 92,500
DEFENSE ELECTRONICS - 0.4%
Herley Microwave Systems, Inc. (a)(c)   183,500  2,362,562
TOTAL AEROSPACE & DEFENSE   2,455,062
BASIC INDUSTRIES - 11.5%
IRON & STEEL - 0.5%
Cold Metal Products, Inc. (a)  179,900  1,011,937
Quanex Corp.   10,000  306,875
Steel Dynamics, Inc. (a)  63,500  1,587,500
  2,906,312
METALS & MINING - 9.7%
AFC Cable Systems, Inc. (a)(c)  627,300  16,937,100
Alumax, Inc. (a)  216,500  8,213,469
Cable Design Technology Corp. (a)  569,700  16,770,544
Essex International, Inc.   108,900  3,035,587
General Cable Corp.   250,000  6,406,250
Inco Ltd.   200,000  5,975,446
Ryerson Tull, Inc. Class A  20,000  330,000
  57,668,396
PAPER & FOREST PRODUCTS - 1.3%
Fort Howard Corp. (a)  84,700  4,287,938
Mercer International, Inc. (SBI)  407,900  3,875,050
  8,162,988
TOTAL BASIC INDUSTRIES   68,737,696
CONSTRUCTION & REAL ESTATE - 3.7%
CONSTRUCTION - 2.9%
Beazer Homes USA, Inc. (a)  152,200  2,435,200
Lennar Corp.   459,200  14,665,700
  17,100,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Jameson Co.   230,000 $ 2,702,500
Sovran Self Storage, Inc.   68,700  2,009,475
  4,711,975
TOTAL CONSTRUCTION & REAL ESTATE   21,812,875
DURABLES - 5.5%
CONSUMER ELECTRONICS - 1.2%
Movado Group, Inc. (c)   275,000  7,012,500
Tag-Heuer International SA sponsored ADR (a)  11,000  165,687
  7,178,187
HOME FURNISHINGS - 0.9%
Maxim Group, Inc. (a)  504,300  5,547,300
TEXTILES & APPAREL - 3.4%
Converse, Inc. (a)  185,100  4,095,337
Deckers Outdoor Corp. (a)(c)  596,900  4,402,138
Galey & Lord, Inc. (a)  115,800  2,171,250
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  9,295,300
  19,964,025
TOTAL DURABLES   32,689,512
FINANCE - 9.5%
INSURANCE - 9.5%
American Bankers Insurance Group, Inc.   739,800  46,792,350
Amerus Life Holdings, Inc.   132,900  3,704,587
Centris Group, Inc.   42,700  902,038
Norwich Union PLC (a)  56,000  297,848
Old Republic International Corp.   156,500  4,743,906
  56,440,729
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 6.0%
Alliance Pharmaceutical Corp. (a)  357,600  3,598,350
Creative Biomolecules, Inc. (a)  335,300  2,368,056
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Myriad Genetics (a)  140,000 $ 3,780,000
Sepracor, Inc. (a)  1,004,700  25,933,819
  35,680,225
MEDICAL EQUIPMENT & SUPPLIES - 3.9%
Cygnus, Inc. (a)  414,250  7,145,812
Heartport, Inc. (a)  151,100  2,663,138
Hemasure, Inc. (a)  359,000  987,250
I-Stat Corp. (a)(c)  639,700  10,954,863
Physiometrix, Inc. (a)  165,000  515,625
Resound Corp. (a)  195,000  1,096,875
  23,363,563
TOTAL HEALTH   59,043,788
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
Columbus McKinnon Corp.   257,600  4,894,400
Regal-Beloit Corp.   107,300  2,843,450
Sulzer AG (Reg.)  12,000  10,263,428
T B Wood's Corp.   164,000  2,388,250
  20,389,528
MEDIA & LEISURE - 13.6%
BROADCASTING - 0.8%
American Telecasting, Inc. (a)  510,000  318,750
Ascent Entertainment Group, Inc. (a)  64,500  588,562
CAI Wireless Systems, Inc. (a)  1,125,615  1,195,966
Heartland Wireless Communications, Inc. (a)  429,167  1,019,272
People's Choice TV Corp. (a)(c)  679,675  1,104,472
Wireless One, Inc. (a)  227,600  583,225
  4,810,247
ENTERTAINMENT - 3.7%
Film Roman, Inc. (a)  85,000  148,750
Harveys Casino Resorts (c)  811,700  14,255,481
MGM Grand, Inc. (a)  200,500  7,418,500
  21,822,731
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 4.1%
Equity Marketing, Inc. (a)  10,000 $ 235,000
Just Toys, Inc. (a)(c)  253,900  349,113
Nintendo Co. Ltd. Ord.   268,900  22,516,812
Silicon Gaming, Inc. (a)  109,800  1,427,400
  24,528,325
LODGING & GAMING - 3.1%
Circus Circus Enterprises, Inc. (a)  364,300  8,970,887
WMS Industries, Inc.   379,100  9,501,194
  18,472,081
PUBLISHING - 0.2%
Scholastic Corp. (a)  38,700  1,354,500
RESTAURANTS - 1.7%
Foodmaker, Inc. (a)  130,000  2,128,750
Morton's Restaurant Group, Inc. (a)(c)  414,800  8,244,150
  10,372,900
TOTAL MEDIA & LEISURE   81,360,784
NONDURABLES - 4.1%
AGRICULTURE - 1.3%
Saskatchewan Wheat Pool (a):
 Class B (non-vtg.)   478,300  5,889,328
 Class B (b)  158,000  1,945,460
  7,834,788
FOODS - 0.1%
Earthgrains Co.   13,200  865,425
Tomkins PLC Ord.   3,425  14,824
  880,249
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   251,800  6,735,650
TOBACCO - 1.6%
Philip Morris Companies, Inc.   208,300  9,243,313
TOTAL NONDURABLES   24,694,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 1.5%
Getchell Gold Corp. (a)  32,200 $ 1,135,050
Newmont Mining Corp.   200,000  7,800,000
  8,935,050
RETAIL & WHOLESALE - 13.1%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  211,400  1,103,244
Footstar, Inc. (a)  19,922  520,462
  1,623,706
DRUG STORES - 1.9%
CVS Corp.   219,600  11,254,500
GENERAL MERCHANDISE STORES - 1.5%
Freds, Inc. Class A (c)  590,300  8,854,500
GROCERY STORES - 8.8%
Whole Foods Market, Inc. (a)(c)  1,530,300  50,691,187
Wild Oats Markets, Inc.   80,000  2,040,000
  52,731,187
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Toys "R" Us, Inc. (a)  105,638  3,697,330
TOTAL RETAIL & WHOLESALE   78,161,223
SERVICES - 0.2%
LEASING & RENTAL - 0.2%
Hanover Compressor Co.  7,800  7,800
Hertz Corp. Class A  26,800  964,800
  972,600
SERVICES - 0.0%
Pierce Leahy Corp.  28,800  28,800
TOTAL Services   1,001,400
TECHNOLOGY - 12.1%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  129,900  3,279,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 9.6%
Activision, Inc. (a)  135,000 $ 1,940,625
BancTec, Inc. (a)  270,000  7,003,125
Broadway & Seymour, Inc. (a)  88,300  1,114,787
Broderbund Software, Inc. (a)  145,000  3,579,687
CACI International, Inc. Class A (a)  116,100  1,770,525
CompUSA, Inc. (a)  427,200  9,184,800
Eidos PLC sponsored ADR  389,000  4,765,250
GT Interactive Software, Inc. (a)  188,100  2,233,688
Maxis, Inc. (a)  254,600  3,055,200
Midway Games, Inc. (a)(c)  291,300  6,262,950
Spectrum Holobyte, Inc. (a)(c)  2,056,500  10,025,438
Sybase, Inc. (a)  421,700  6,272,788
  57,208,863
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Creative Technology Corp. Ltd. (a)  239,400  4,069,800
Performance Technologies, Inc. (a)  230,000  3,507,500
Sandisk Corp.   4,500  65,812
  7,643,112
ELECTRONIC INSTRUMENTS - 0.1%
ORBIT/FR, Inc.   75,000  731,250
ELECTRONICS - 0.5%
AVX Corp.   99,700  2,691,900
ESS Technology, Inc.   35,000  470,313
3Dfx Interactive, Inc.   1,100  14,713
  3,176,926
TOTAL TECHNOLOGY   72,040,126
TRANSPORTATION - 2.7%
AIR TRANSPORTATION - 1.6%
Reno Air, Inc. (a)(c)  934,800  8,062,650
Ryanair Holdings PLC sponsored ADR  50,600  1,372,525
  9,435,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 1.1%
Hunt (J.B.) Transport Services, Inc.   435,600 $ 6,479,550
SPACEHAB, Inc. (a)  30,000  266,250
  6,745,800
TOTAL TRANSPORTATION   16,180,975
TOTAL COMMON STOCKS
(Cost $488,256,516)   543,942,748
CONVERTIBLE PREFERRED STOCKS - 0.2%
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945
depositary share (Cost $1,226,360)  114,080  1,026,720
CONVERTIBLE BONDS - 0.7%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Converse, Inc. 7%, 6/1/04   - $ 1,945,000  2,197,850
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics, Ltd.:
 8 1/4%, 6/15/06  B3  1,978,000  1,701,080
 7 1/4%, 12/15/06  B3  404,000  307,040
TOTAL TECHNOLOGY   2,008,120
TOTAL CONVERTIBLE BONDS
(Cost $4,024,180)   4,205,970
CASH EQUIVALENTS - 7.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
6/30/97 due 7/1/97  $ 46,890,723 $ 46,883,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $540,390,056)  $ 596,058,438
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,945,460 or 0.3% of net assets.
3. Affiliated company (see Note 11 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.2%
Japan   3.8
Canada  3.0
Switzerland  1.8
Others (individually less than 1%)  2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $540,412,067. Net unrealized appreciation aggregated $55,646,371, of which $127,827,014 related to appreciated investment securities and $72,180,643 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 596,058,438
agreements of $46,883,000) (cost $540,390,056) -
See accompanying schedule

Cash                                                                       887,485

Receivable for investments sold                                            2,467,926

Receivable for fund shares sold                                            224,902

Dividends receivable                                                       352,690

Interest receivable                                                        46,726

Other receivables                                                          73,080

Prepaid expenses                                                           3,354

 TOTAL ASSETS                                                              600,114,601

LIABILITIES

Payable for investments purchased                           $ 3,660,151

Payable for fund shares redeemed                             3,376,170

Accrued management fee                                       198,149

Distribution fees payable                                    273,906

Other payables and accrued expenses                          196,273

 TOTAL LIABILITIES                                                         7,704,649

NET ASSETS                                                                $ 592,409,952

Net Assets consist of:

Paid in capital                                                           $ 490,060,859

Accumulated net investment loss                                            (723,376)

Accumulated undistributed net realized gain (loss) on                      47,393,519
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              55,678,950
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                $ 592,409,952


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $24.46
CLASS A:
NET ASSET VALUE and redemption price per share
 ($918,657 (divided by) 37,559 shares)

Maximum offering price per share (100/94.75 of $24.46)           $25.82

CLASS T:                                                         $24.68
NET ASSET VALUE and redemption price per share
 ($469,444,476 (divided by) 19,020,008 shares)

Maximum offering price per share (100/96.50 of $24.68)           $25.58

CLASS B:                                                         $24.24
NET ASSET VALUE and offering price per share
 ($97,397,263 (divided by) 4,018,431 shares) A

INITIAL CLASS:                                                   $24.98
NET ASSET VALUE and redemption price per share
 ($20,689,260 (divided by) 828,072 shares)

Maximum offering price per share (100/96.50 of $24.98)           $25.89

INSTITUTIONAL CLASS:                                             $24.52
NET ASSET VALUE, offering price and redemption price per share ($3,960,296 (divided by) 161,541 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                          $ 2,102,889
Dividends (including $133,100 received from
affiliated issuers)

Interest                                                                    1,025,004

 TOTAL INCOME                                                               3,127,893

EXPENSES

Management fee                                               $ 1,771,758
Basic fee

 Performance adjustment                                       (591,597)

Transfer agent fees                                           671,038

Distribution fees                                             1,647,530

Accounting fees and expenses                                  165,185

Non-interested trustees' compensation                         2,207

Custodian fees and expenses                                   26,888

Registration fees                                             64,178

Audit                                                         35,364

Legal                                                         4,243

Interest                                                      16,435

Reports to shareholders                                       75,356

Miscellaneous                                                 1,148

 Total expenses before reductions                             3,889,733

 Expense reductions                                           (39,859)      3,849,874

NET INVESTMENT INCOME (LOSS)                                                (721,981)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     47,771,796
 $1,050,483 on sales of investments in affiliated
issuers)

 Foreign currency transactions                                (2,997)       47,768,799

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        23,247,938

 Assets and liabilities in foreign currencies                 11,943        23,259,881

NET GAIN (LOSS)                                                             71,028,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 70,306,699
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED JUNE 30,    DECEMBER 31,
                                                         1997              1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (721,981)       $ 5,065,025
Net investment income (loss)

 Net realized gain (loss)                                 47,768,799        101,103,020

 Change in net unrealized appreciation (depreciation)     23,259,881        (96,084,415)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          70,306,699        10,083,630
FROM OPERATIONS

Distributions to shareholders                             -                 (5,501,432)
From net investment income

 From net realized gain                                   (23,324,662)      (70,113,368)

 TOTAL DISTRIBUTIONS                                      (23,324,662)      (75,614,800)

Share transactions - net increase (decrease)              (176,628,154)     36,171,237

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (129,646,117)     (29,359,933)

NET ASSETS

 Beginning of period                                      722,056,069       751,416,002

 End of period (including undistributed net              $ 592,409,952     $ 722,056,069
investment income (loss) of $(723,376) and
$1,667,423, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 F


SELECTED PER-SHARE DATA

Net asset value, beginning of period                           $ 22.51       $ 23.48

Income from Investment Operations

 Net investment income (loss) E                                 (.04)         .08

 Net realized and unrealized gain (loss)                        2.86          1.26

 Total from investment operations                               2.82          1.34

Less Distributions

 From net investment income                                     -             (.37)

 From net realized gain                                         (.87)         (1.94)

 Total distributions                                            (.87)         (2.31)

Net asset value, end of period                                 $ 24.46       $ 22.51

TOTAL RETURN B, C                                               12.88%        5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 919         $ 638

Ratio of expenses to average net assets                         1.49% A, I    .99% A,
                                                                              D

Ratio of expenses to average net assets after expense           1.48% A, G    .97% A,
reductions                                                                    G

Ratio of net investment income (loss) to average net assets     (.40)% A      1.00% A

Portfolio turnover                                              41% A         151%

Average commission rate H                                      $ .0420       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

      SIX MONTHS      YEARS ENDED DECEMBER           THREE MONTHS    YEARS ENDED SEPTEMBER 30,
      ENDED           31,                            ENDED
      JUNE 30, 1997                                  DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994            1994 F                      1993   1992





SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 22.69      $ 24.88     $ 18.70     $ 19.96       $ 22.52     $ 19.53     $ 21.38

Income from Investment Operations

 Net investment income (loss)                 (.02) E      .17 E       .39         .10 E         .39 E       .33         .61

 Net realized and unrealized gain (loss)      2.88         .18         6.73        (.75)         (.81)       4.44        .58

 Total from investment operations             2.86         .35         7.12        (.65)         (.42)       4.77        1.19

Less Distributions

 From net investment income                   -            (.19)       (.39)       (.35)         (.43)       (.57)       (.62)

 From net realized gain                       (.87)        (2.35)      (.55)       (.26)         (1.71)      (1.21)      (2.42)

 Total distributions                          (.87)        (2.54)      (.94)       (.61)         (2.14)      (1.78)      (3.04)

Net asset value, end of period               $ 24.68      $ 22.69     $ 24.88     $ 18.70       $ 19.96     $ 22.52     $ 19.53

TOTAL RETURN B, C                             12.96%       1.53%       38.16%      (3.26)%       (2.24)%     26.33%      7.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 469,444    $ 560,645   $ 619,993   $ 375,691     $ 385,349   $ 269,833   $ 194,710

Ratio of expenses to average net assets       1.26% A      1.28%       1.61%       1.73% A, G    1.85%       1.57%       1.46%
                                                                                                            D

Ratio of expenses to average net assets after 1.25% A,     1.27%       1.61%       1.73% A       1.84%       1.57%       1.46%
expense reductions                           H            H                                     H

Ratio of net investment income (loss) to      (.17)% A     .70%        1.90%       2.03% A       1.89%       2.06%       3.22%
average net assets

Portfolio turnover                            41% A        151%        142%        228% A        159%        183%        211%

Average commission rate I                    $ .0420      $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING ARANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. FINANCIAL HIGHLIGHTS - CLASS B

      SIX MONTHS      YEARS ENDED DECEMBER           THREE          YEAR ENDED
      ENDED           31,                            MONTHS         SEPTEMBER
      JUNE 30, 1997                                  ENDED          30,
                                                     DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994           1994 E

SELECTED PER-SHARE DATA

Net asset value,               $ 22.36      $ 24.56    $ 18.57    $ 19.98      $ 19.65
beginning of period

Income from Investment
Operations

 Net investment                 (.08) D      .04 D      .38        .06 D        .05 D
 income (loss)

 Net realized and               2.83         .18        6.54       (.74)        .28
 unrealized gain
(loss)

 Total from investment          2.75         .22        6.92       (.68)        .33
 operations

Less Distributions

 From net investment            -            (.07)      (.38)      (.47)        -
 income

 From net realized gain         (.87)        (2.35)     (.55)      (.26)        -

 Total distributions            (.87)        (2.42)     (.93)      (.73)        -

Net asset value,               $ 24.24      $ 22.36    $ 24.56    $ 18.57      $ 19.98
end of period

TOTAL RETURN B, C               12.65%       1.00%      37.35%     (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 97,397     $ 98,535   $ 87,566   $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to            1.82% A      1.80%      2.11%      2.58% A      2.63% A
average net assets                                                             , F

Ratio of expenses to            1.81% A,     1.79%      2.10% G    2.53% A,     2.63% A
average net assets             G            G                     G
after expense
reductions

Ratio of net investment         (.73)% A     .18%       1.40%      1.22% A      1.11% A
income (loss) to
average net assets

Portfolio turnover              41% A        151%       142%       228% A       159%

Average commission             $ .0420      $ .0409
rate H


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      SIX MONTHS      YEARS ENDED DECEMBER           THREE MONTHS    YEARS ENDED SEPTEMBER 30,
      ENDED           31,                            ENDED
      JUNE 30, 1997                                  DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994            1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 22.90     $ 25.10    $ 18.86    $ 20.23       $ 22.72    $ 19.72    $ 21.55

Income from Investment Operations

 Net investment income                            .03 E       .28 E      .50        .13 E         .54 E      .45        .73

 Net realized and unrealized gain (loss)          2.92        .19        6.79       (.74)         (.81)      4.46       .58

 Total from investment operations                 2.95        .47        7.29       (.61)         (.27)      4.91       1.31

Less Distributions

 From net investment income                       -           (.32)      (.50)      (.50)         (.51)      (.70)      (.72)

 From net realized gain                           (.87)       (2.35)     (.55)      (.26)         (1.71)     (1.21)     (2.42)

 Total distributions                              (.87)       (2.67)     (1.05)     (.76)         (2.22)     (1.91)     (3.14)

Net asset value, end of period                   $ 24.98     $ 22.90    $ 25.10    $ 18.86       $ 20.23    $ 22.72    $ 19.72

TOTAL RETURN B, C                                 13.24%      2.00%      38.75%     (3.02)%       (1.51)%    26.98%     7.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 20,689    $ 20,406   $ 23,428   $ 17,583      $ 18,850   $ 20,707   $ 17,933

Ratio of expenses to average net assets           .79% A      .82%       1.04%      1.14% A       1.15%      .89%       .87%
                                                                                                            D

Ratio of expenses to average net assets after     .78% A,     .81% G     1.03% G    1.11% A, G    1.14%      .89%       .87%
expense reductions                               G                                               G

Ratio of net investment income to average net     .30% A      1.16%      2.47%      2.65% A       2.60%      2.74%      3.78%
assets

Portfolio turnover                                41% A       151%       142%       228% A        159%       183%       211%

Average commission rate H                        $ .0420     $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS ENDED
      JUNE 30, 1997      YEARS ENDED
                         DECEMBER 31,

      (UNAUDITED)        1996           1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                $ 22.57       $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income (loss)                        (.04) D       .29 D      .55

 Net realized and unrealized gain (loss)             2.86          .17        3.00

 Total from investment operations                    2.82          .46        3.55

Less Distributions

 From net investment income                          -             (.34)      (.55)

 From net realized gain                              (.87)         (2.35)     (.55)

 Total distributions                                 (.87)         (2.69)     (1.10)

Net asset value, end of period                      $ 24.52       $ 22.57    $ 24.80

TOTAL RETURN B, C                                    12.85%        1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 3,960       $ 41,832   $ 20,429

Ratio of expenses to average net assets              1.24% A, F    .78%       .97% A

Ratio of expenses to average net assets after        1.23% A, G    .76% G     .96% A,
expense reductions                                                            G

Ratio of net investment income (loss) to average     (.30)% A      1.21%      2.55% A
net assets

Portfolio turnover                                   41% A         151%       142%

Average commission rate H                           $ .0420       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER ( SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $114,868,059 and $324,634,277, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .41% of average net assets after the performance adjustment. Effective July 1, 1997 the fund's performance adjustment is based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 888         $ 888

CLASS T     1,177,927     1,177,927

CLASS B     468,715       117,178

           $ 1,647,530   $ 1,295,993

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T and Initial Class shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
                 PAID TO     DEALERS'
                 FDC         PORTION

CLASS A          $ 11,682    $ 9,408

CLASS T           87,987      72,120

CLASS B           193,469     0 *

INITIAL CLASS     259         0

                 $ 293,397   $ 81,528

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 1,329     .38% ***

CLASS T **              FIIOC *     525,196    .23% ***

CLASS B                 FIIOC *     119,317    .26% ***

INITIAL CLASS           FSC *       18,955     .20% ***

INSTITUTIONAL CLASS     FIIOC *     6,241      .24% ***

                                   $ 671,038

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $86,806 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $15,594,143, respectively. The weighted average interest rate was 5.42%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 11,608

INSTITUTIONAL CLASS    1.50%          914

                                     $ 12,522

FMR also voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A and Institutional Class. For the period, the reimbursement reduced these expenses by $3,127 and $1,684, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $18,850 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,275 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST
                 CREDITS

INITIAL CLASS    $ 401

7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS       YEAR ENDED
                              ENDED JUNE 30,   DECEMBER 31,

                              1997             1996 A

CLASS A

From net investment income    $ -              $ 9,050

From net realized gain         23,625           47,453

Total                         $ 23,625         $ 56,503


CLASS T

From net investment income    $ -              $ 4,356,302

From net realized gain         18,661,262       54,934,732

Total                         $ 18,661,262     $ 59,291,034


CLASS B

From net investment income    $ -              $ 291,486

From net realized gain         3,719,315        9,460,141

Total                         $ 3,719,315      $ 9,751,627


INITIAL CLASS

From net investment income    $ -              $ 263,298

From net realized gain         742,870          1,978,165

Total                         $ 742,870        $ 2,241,463


INSTITUTIONAL CLASS

From net investment income    $ -              $ 581,296

From net realized gain         177,590          3,692,877

Total                         $ 177,590        $ 4,274,173


                              $ 23,324,662     $ 75,614,800

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS        YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,    DECEMBER 31,

                                 1997             1996 A         1997              1996 A



CLASS A                           17,253           26,335        $ 385,972         $ 633,035
Shares sold

Reinvestment of distributions     1,055            2,536          23,641            56,498

Shares redeemed                   (9,089)          (531)          (208,268)         (12,990)

Net increase (decrease)           9,219            28,340        $ 201,345         $ 676,543

CLASS T                           1,605,394        7,239,477     $ 36,349,232      $ 173,637,131
Shares sold

Reinvestment of distributions     702,987          2,215,089      15,866,387        50,421,264

Shares redeemed                   (7,999,696)      (9,664,112)    (180,656,556)     (231,598,779)

Net increase (decrease)           (5,691,315)      (209,546)     $ (128,440,937)   $ (7,540,384)

CLASS B                           320,457          1,826,263     $ 7,137,402       $ 43,251,259
Shares sold

Reinvestment of distributions     155,073          422,830        3,447,259         9,473,517

Shares redeemed                   (864,175)        (1,407,472)    (19,120,949)      (33,157,193)

Net increase (decrease)           (388,645)        841,621       $ (8,536,288)     $ 19,567,583

INITIAL CLASS                     4,005            7,958         $ 94,673          $ 193,575
Shares sold

Reinvestment of distributions     29,056           86,899         663,041           1,996,834

Shares redeemed                   (96,001)         (137,073)      (2,173,271)       (3,325,386)

Net increase (decrease)           (62,940)         (42,216)      $ (1,415,557)     $ (1,134,977)

INSTITUTIONAL CLASS               133,815          1,132,115     $ 3,005,701       $ 27,291,041
Shares sold

Reinvestment of distributions     6,165            182,073        138,401           4,097,341

Shares redeemed                   (1,831,791)      (284,588)      (41,580,819)      (6,785,910)

Net increase (decrease)           (1,691,811)      1,029,600     $ (38,436,717)    $ 24,602,472


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 15,925

CLASS T                 13,303

CLASS B                 12,071

INITIAL CLASS           7,182

INSTITUTIONAL CLASS     15,697

                       $ 64,178

11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ 867,000 $ - $ 16,937,100
Deckers Outdoor Corp.   10,150  -  -  4,402,138
Freds, Inc. Class A   -  -  59,030  8,854,500
Harveys Casino Resorts   1,196,210  92,880  74,070  14,255,481
Herley Microwave Systems, Inc.   -  144,375  -  2,362,562
I-Stat Corp.   1,246,197  377,754  -  10,954,863
Just Toys, Inc.   -  -  -  349,113
Maxwell Shoe Co., Inc. Class A   -  -  -  9,295,300
Midway Games, Inc.   166,070  -  -  6,262,950
Morton's Restaurant Group, Inc.   -  -  -  8,244,150
Movado Group, Inc.   -  -  -  7,012,500
People's Choice TV Corp.   -  -  -  1,104,472
Reno Air, Inc.   -  -  -  8,062,650
Spectrum Holobyte, Inc.   1,084,327  -  -  10,025,438
Whole Foods Market, Inc.   -  -  -  50,691,187
TOTALS  $ 3,702,954 $ 1,482,009 $ 133,100 $158,814,404
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  32,670,431.969 97.30
Withheld  905,735.323 2.70
 TOTAL  33,576,167.292 100.00
RALPH F. COX
Affirmative  32,661,943.620 97.28
Withheld  914,223.672 2.72
 TOTAL  33,576,167.292 100.00
PHYLLIS BURKE DAVIS
Affirmative  32,639,275.890 97.21
Withheld  936,891.402 2.79
 TOTAL  33,576,167.292 100.00
ROBERT M. GATES
Affirmative  32,647,573.114 97.23
Withheld  928,594.178 2.77
 TOTAL  33,576,167.292 100.00
EDWARD C. JOHNSON 3RD
Affirmative  32,653,017.035 97.25
Withheld  923,150.257 2.75
 TOTAL  33,576,167.292 100.00
E. BRADLEY JONES
Affirmative  32,635,245.079 97.20
Withheld  940,922.213 2.80
 TOTAL  33,576,167.292 100.00
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  32,673,572.230 97.31
Withheld  902,595.062 2.69
 TOTAL  33,576,167.292 100.00
PETER S. LYNCH
Affirmative  32,665,741.087 97.29
Withheld  910,426.205 2.71
 TOTAL  33,576,167.292 100.00
WILLIAM O. MCCOY
Affirmative  32,665,426.588 97.29
Withheld  910,740.704 2.71
 TOTAL  33,576,167.292 100.00
GERALD C. MCDONOUGH
Affirmative  32,645,173.119 97.23
Withheld  930,994.173 2.77
 TOTAL  33,576,167.292 100.00
MARVIN L. MANN
Affirmative  32,667,258.985 97.29
Withheld  908,908.307 2.71
 TOTAL  33,576,167.292 100.00
THOMAS R. WILLIAMS
Affirmative  32,646,425.418 97.23
Withheld  929,741.874 2.77
 TOTAL  33,576,167.292 100.00
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     31,181,969.270    92.87

Against         265,724.175       .79

Abstain         2,128,473.847     6.34

TOTAL           33,576,167.292    100.00

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,126,370.108    87.12

Against         1,000,318.214     3.77

Abstain         2,419,170.970     9.11

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 4
To amend the Declaration of Trust regarding shareholder notification of appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,207,061.951    87.42

Against         870,816.482       3.28

Abstain         2,467,980.859     9.30

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 5
To amend the Declaration of Trust to provide each fund with the ability to invest all of its assets in another open-ended investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     22,687,221.159    85.46

Against         1,327,189.441     5.00

Abstain         2,531,448.692     9.54

TOTAL           26,545,859.292    100.00

Not Voting      7,030,308.000

PROPOSAL 6
To adopt a new fundamental investment policy for Strategic Opportunities Fund to permit the fund to invest all of its assets in another open-end investment company with substantially the same investment objectives and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,502,130.425    84.45

Against         665,332.546       4.89

Abstain         1,451,551.531     10.66

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 7
To approve an amended management contract for Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,194,953.682    87.83

Against         452,965.106       2.80

Abstain         1,514,968.714     9.37

TOTAL           16,162,887.502    100.00

PROPOSAL 10
To approve an amended Sub-Advisory Agreement between Strategic
Opportunities Fund and FMR Far East.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,285,781.165    88.39

Against         368,239.310       2.28

Abstain         1,508,867.027     9.33

TOTAL           16,162,887.502    100.00

PROPOSAL 11
To approve an amended Sub-Advisory Agreement between Strategic
Opportunities Fund and FMR U.K.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,323,952.957    88.62

Against         345,515.729       2.14

Abstain         1,493,418.816     9.24

TOTAL           16,162,887.502    100.00

PROPOSAL 12
To amend the Class B Distribution and Service Plan for Strategic
Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     1,694,126.749    79.63

Against         94,643.399       4.45

Abstain         338,759.404      15.92

TOTAL           2,127,529.552    100.00

PROPOSAL 13
To amend the Class T Distribution and Service Plan for Strategic
Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     9,246,908.777     84.95

Against         370,816.918       3.41

Abstain         1,266,692.369     11.64

TOTAL           10,884,418.064    100.00

PROPOSAL 14
To approve an agreement and plan providing for the reorganization of Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,679,951.701    85.76

Against         403,539.968       2.96

Abstain         1,535,522.833     11.28

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 16
To amend the fundamental investment limitation on diversification for Strategic Opportunities Fund to permit increased investment in the securities of any single issuer.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,085,311.192    81.40

Against         1,066,436.724     7.83

Abstain         1,467,266.586     10.77

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 17
To amend Strategic Opportunities Fund's fundamental investment limitation concerning diversification to exclude investments in other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,069,685.759    81.28

Against         1,053,090.996     7.73

Abstain         1,496,237.747     10.99

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 18
To amend the fundamental investment limitation concerning real estate for Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,076,196.350    81.33

Against         1,025,367.020     7.53

Abstain         1,517,451.132     11.14

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 19
To amend Strategic Opportunities Fund's fundamental investment limitation concerning senior securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,584,067.577    85.06

Against         501,562.178       3.68

Abstain         1,533,384.747     11.26

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 20
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning short sales of securities and replace it with a similar non-fundamental investment limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,001,582.538    80.78

Against         1,087,062.521     7.98

Abstain         1,530,369.443     11.24

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 21
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning margin purchases and replace it with a similar non-fundamental investment limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,992,209.318    80.71

Against         1,100,116.876     8.08

Abstain         1,526,688.308     11.21

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 22
To amend Strategic Opportunities Fund's fundamental investment concerning borrowing limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,955,546.335    80.44

Against         1,149,393.710     8.44

Abstain         1,514,074.457     11.12

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 23
To amend Strategic Opportunities Fund's fundamental investment limitation concerning the underwriting of securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,509,524.223    84.51

Against         573,168.443       4.21

Abstain         1,536,321.836     11.28

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 24
To amend Strategic Opportunities Fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,441,217.081    84.01

Against         678,505.413       4.98

Abstain         1,499,302.008     11.01

TOTAL           13,619,024.502    100.00

Not Voting     2,543,863.000

PROPOSAL 25
To amend Strategic Opportunities Fund's fundamental investment limitation concerning lending.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,970,495.148    80.55

Against         1,121,522.738     8.24

Abstain         1,526,996.616     11.21

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 26
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investments in other investment companies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,452,450.853    84.09

Against         663,648.453       4.87

Abstain         1,502,915.196     11.04

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 27
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investing in oil, gas, and mineral exploration programs.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,008,669.024    80.83

Against         1,118,266.376     8.21

Abstain         1,492,079.102     10.96

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 28
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investments in securities of newly-formed issuers.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,023,807.584    80.95

Against         1,085,872.726     7.97

Abstain         1,509,334.192     11.08

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on stock market
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   18   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  27   Notes to the financial statements.

PROXY VOTING RESULTS   37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                      MONTHS   YEAR     YEARS     YEARS

Advisor Strategic Opportunities -     12.85%   14.89%   92.26%    207.14%
 Institutional Class

S&P 500(registered trademark)         20.61%   34.70%   146.59%   292.69%

Capital Appreciation Funds Average    10.16%   14.44%   113.79%   208.97%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 233 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997           PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

Advisor Strategic Opportunities -     14.89%   13.97%   11.88%
 Institutional Class

S&P 500                               34.70%   19.78%   14.64%

Capital Appreciation Funds Average    14.44%   15.94%   11.24%

AVERAGE ANNUAL TOTAL RETURNS take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10401.52                    10507.00
  1987/08/31      10607.70                    10898.91
  1987/09/30      10341.83                    10660.22
  1987/10/31       8442.76                     8364.01
  1987/11/30       8057.51                     7674.82
  1987/12/31       8238.36                     8258.87
  1988/01/31       8883.76                     8606.57
  1988/02/29       9174.82                     9007.64
  1988/03/31       9029.29                     8729.30
  1988/04/30       9086.24                     8826.20
  1988/05/31       9244.42                     8902.98
  1988/06/30       9877.17                     9311.63
  1988/07/31       9820.22                     9276.25
  1988/08/31       9516.50                     8960.85
  1988/09/30       9826.55                     9342.59
  1988/10/31       9997.39                     9602.31
  1988/11/30      10060.67                     9465.00
  1988/12/31      10071.26                     9630.63
  1989/01/31      10641.70                    10335.60
  1989/02/28      10595.80                    10078.24
  1989/03/31      10818.73                    10313.06
  1989/04/30      11231.81                    10848.31
  1989/05/31      11749.80                    11287.67
  1989/06/30      11841.60                    11223.33
  1989/07/31      12654.64                    12236.79
  1989/08/31      12818.56                    12476.64
  1989/09/30      12818.56                    12425.48
  1989/10/31      12608.74                    12137.21
  1989/11/30      12949.70                    12384.81
  1989/12/31      13354.27                    12682.05
  1990/01/31      12471.18                    11831.08
  1990/02/28      12538.59                    11983.70
  1990/03/31      12538.59                    12301.27
  1990/04/30      12026.26                    11993.74
  1990/05/31      12417.25                    13163.13
  1990/06/30      12538.59                    13073.62
  1990/07/31      12572.29                    13031.78
  1990/08/31      11689.20                    11853.71
  1990/09/30      11601.56                    11276.43
  1990/10/31      11594.82                    11227.94
  1990/11/30      12107.15                    11953.27
  1990/12/31      12396.74                    12286.77
  1991/01/31      12797.31                    12822.47
  1991/02/28      13563.32                    13739.28
  1991/03/31      13992.01                    14071.77
  1991/04/30      14181.75                    14105.54
  1991/05/31      14687.74                    14714.90
  1991/06/30      14223.92                    14040.96
  1991/07/31      14652.61                    14695.26
  1991/08/31      14968.85                    15043.54
  1991/09/30      15025.07                    14792.31
  1991/10/31      14722.88                    14990.53
  1991/11/30      14364.47                    14386.41
  1991/12/31      15257.81                    16032.22
  1992/01/31      15282.57                    15734.02
  1992/02/29      15579.64                    15938.56
  1992/03/31      15183.54                    15627.76
  1992/04/30      15472.36                    16087.22
  1992/05/31      15975.73                    16166.04
  1992/06/30      15975.73                    15925.17
  1992/07/31      16470.84                    16576.51
  1992/08/31      16182.03                    16236.69
  1992/09/30      16116.01                    16428.28
  1992/10/31      16248.04                    16485.78
  1992/11/30      16941.20                    17047.95
  1992/12/31      17221.88                    17257.64
  1993/01/31      17547.33                    17402.60
  1993/02/28      18044.55                    17639.28
  1993/03/31      18605.05                    18011.46
  1993/04/30      18234.40                    17575.59
  1993/05/31      18659.29                    18046.61
  1993/06/30      18812.98                    18098.95
  1993/07/31      19210.75                    18026.55
  1993/08/31      20413.12                    18709.76
  1993/09/30      20358.88                    18565.69
  1993/10/31      21000.74                    18950.00
  1993/11/30      20114.79                    18769.98
  1993/12/31      20741.37                    18997.10
  1994/01/31      20920.86                    19643.00
  1994/02/28      20172.98                    19110.67
  1994/03/31      19395.17                    18277.45
  1994/04/30      19554.72                    18511.40
  1994/05/31      19594.61                    18814.98
  1994/06/30      19594.61                    18354.02
  1994/07/31      20063.29                    18956.03
  1994/08/31      20182.95                    19733.23
  1994/09/30      19903.74                    19249.76
  1994/10/31      19694.33                    19682.88
  1994/11/30      19086.05                    18966.03
  1994/12/31      19254.27                    19247.30
  1995/01/31      20108.87                    19746.38
  1995/02/28      20623.69                    20515.90
  1995/03/31      20819.32                    21121.32
  1995/04/30      21272.37                    21743.34
  1995/05/31      21828.37                    22612.42
  1995/06/30      22971.27                    23137.71
  1995/07/31      23764.09                    23904.96
  1995/08/31      24453.95                    23964.96
  1995/09/30      25308.55                    24976.28
  1995/10/31      25215.89                    24887.12
  1995/11/30      25905.75                    25979.66
  1995/12/31      26686.25                    26480.03
  1996/01/31      26707.77                    27381.41
  1996/02/29      26185.62                    27635.23
  1996/03/31      25310.21                    27901.36
  1996/04/30      25988.65                    28312.63
  1996/05/31      26754.63                    29042.81
  1996/06/30      26732.75                    29153.46
  1996/07/31      24905.33                    27865.46
  1996/08/31      25868.28                    28453.15
  1996/09/30      26765.57                    30054.49
  1996/10/31      26295.04                    30883.39
  1996/11/30      27236.11                    33217.87
  1996/12/31      27216.89                    32559.82
  1997/01/31      28229.84                    34594.16
  1997/02/28      27820.68                    34865.38
  1997/03/31      26054.49                    33432.76
  1997/04/30      26192.28                    35428.69
  1997/05/31      29599.40                    37585.59
  1997/06/30      30714.23                    39269.43
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Institutional Class on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $30,714 - a 207.14% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the six months that ended June 30, 1997, the fund's Institutional Class shares had a total return of 12.85%. During the same period, the capital appreciation funds average posted a return of 10.16%, according to Lipper Analytical Services. For the 12 months that ended June 30, 1997, the fund's Institutional Class shares had a total return of 14.89%, while the capital appreciation funds average had a total return of 14.44%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF THE YEAR?
A. I'd attribute the fund's performance to big investments in specific stocks that did well. A lot of the large positions in the fund appreciated considerably during the period, including the fund's top two holdings on June 30, Whole Foods Market and American Bankers Insurance Group. Those two stocks made up about 16% of the portfolio by the end of the period - a position that really paid off for the fund.
Q. WHOLE FOODS MARKET AND AMERICAN BANKERS INSURANCE GROUP WERE THE FUND'S TOP HOLDINGS AT THE BEGINNING OF THE PERIOD AS WELL. WHAT ATTRACTED YOU TO THESE STOCKS?
A. Whole Foods Market, a diversified chain of natural foods supermarkets, was a solid performer because natural foods have been gaining huge market acceptance. People are getting more concerned about the quality of their food supply, especially after recent news reports of food scares such as mad-cow disease and tainted strawberries. The company has also benefited from the move toward homeopathic medicine, where people use natural herbs for cures. As for American Bankers Insurance, a specialty property-casualty insurance company, I thought the stock's valuation was too cheap relative to the company's earnings potential. New management pushed the company to exit some less profitable lines of business and focus on its credit-based accident, health and life insurance operations - where the company offers insurance that pays your credit card bills if you get injured or lose your job. In fact, American Bankers recently signed a contract with some utilities, under which it arranged to offer similar insurance for paying utility bills. Whole Foods Market and American Bankers Insurance are good examples of "special situation" stocks.
Q. WERE THERE OTHER HOLDINGS THAT PERFORMED PARTICULARLY WELL DURING THE
PERIOD?
A. Sepracor, a maker of improved versions of existing drugs, was another big stock for the fund. During the period, the company released good clinical data for some of its drugs and also filed its first new drug application for an asthma medication. A lot of the large-cap pharmaceutical companies have done very well since the beginning of the year, but I think they've gotten too expensive. Considering that I might have to pay somewhere between 30 and 40 times earnings for the large-cap pharmaceutical stocks that have participated in the latest market rally, Sepracor looked cheap given what it has in its product pipeline.
Q. YOU'VE INCREASED THE FUND'S INVESTMENTS IN THE BASIC INDUSTRIES SECTOR TO 11.5% AT THE END OF THE PERIOD FROM 7.2% SIX MONTHS EARLIER. WHAT WAS YOUR REASONING BEHIND THIS MOVE?
A. Because I look for investments on a stock-by-stock basis, I didn't intentionally drive up the fund's investments in the basic industries sector. Rather, I increased the fund's investment in a few wire and cable makers, which are included in this sector, and that helped the fund's performance during the period. I've found that increased capital spending is driving demand for the new technologies these companies develop. On top of that, several of the stocks were very cheap relative to their potential earnings growth. AFC Cable Systems and Cable Design Technology were among the fund's top 10 holdings at the end of the period and both contributed to the fund's performance.
Q. WERE THERE ANY SECTORS THAT WERE PARTICULARLY DISAPPOINTING DURING THE
PERIOD?
A. The casino-gaming stocks in the fund were disappointing because business in Las Vegas has slowed down over the past four or five months. A lot of companies are adding capacity and in the past when you added capacity, business improved. That didn't happen during the period. Starting in 1998, several new hotel complexes with added attractions will open and business may rebound. Also, the stocks were cheap at the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE SECOND HALF OF THE YEAR?
A. It really depends on the market's appetite for small stocks. The rally in large-cap stocks is unprecedented in market history in terms of magnitude, duration and valuation extremes. I think the massive investments in the Standard & Poor's 500 Index funds - and the influence they're having on the market's rise - has to end at some point. Either the market has to come down or the small-cap stocks are going to have to come up. During the first six months of the year, the fund lagged the S&P 500 every month except for May, when it dramatically outperformed the broader market. The market's performance may continue in that fashion during the second half - where you'll see periods of underperformance by small stocks relative to the index, followed by short periods of dramatic outperformance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31,
1983
SIZE: as of June 30, 1997,
more than $592 million
MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986
(checkmark)
HARRIS LEVITON ON DISCOVERING
"SPECIAL SITUATION" STOCKS IN
THE ONGOING BULL MARKET:
"When a bull market is as
long and large as this one
has been, it is tough to find
attractive stocks. You have to
look in a lot of unusual places.
As the bull market
continues, most investors don't
spend as much time
investigating the neglected
sectors of the market. In
contrast, I investigate all sorts
of small- and mid-cap stocks
and foreign companies. I also
spend a lot of time looking at
broken IPOs - companies
that went public a few years
ago, traded up on the hype of
their initial public offerings and
then dwindled after analysts
and the public lost interest. At
the end of May, I visited about
10 companies that had gone
public a few years ago and
their stocks were trading at
50% to 70% off of their highs.
You can find a lot of
opportunities by just going
around digging under rocks. If
I find a cheap stock, I look for
improving company
fundamentals. I also look for a
catalyst for improvement,
such as a new product cycle
or cost cutting, and try to get
in ahead of the crowd."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JUNE 30, 1997
                                         % OF FUND'S    % OF FUND'S
                                         INVESTMENTS    INVESTMENTS
                                                        IN THESE STOCKS
                                                        6 MONTHS AGO

Whole Foods Market, Inc.                 8.5            4.7

American Bankers Insurance Group, Inc.   7.9            5.4

Sepracor, Inc.                           4.4            2.3

Nintendo Co. Ltd Ord.                    3.8            4.3

AFC Cable Systems, Inc.                  2.8            2.3

Cable Design Technology Corp.            2.8            1.2

Lennar Corp.                             2.5            1.7

Harveys Casino Resorts                   2.4            1.7

CVS Corp.                                1.9            1.2

I-Stat Corp.                             1.8            1.7

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      13.8           15.7

Retail & Wholesale   13.1           8.2

Technology           12.4           11.8

Basic Industries     11.5           7.2

Health               9.9            7.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 * AS OF DECEMBER 31, 1996 **
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 1.1
Row: 1, Col: 3, Value: 91.0
Stocks 93.2%
Bonds 1.4%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 10.1%
Stocks 91.4%
Bonds 0.7%
Short-term
investments 7.9%
FOREIGN
INVESTMENTS 10.8%
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 92.59999999999999
*
**
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.0%
Doncasters PLC sponsored ADR  4,000 $ 92,500
DEFENSE ELECTRONICS - 0.4%
Herley Microwave Systems, Inc. (a)(c)   183,500  2,362,562
TOTAL AEROSPACE & DEFENSE   2,455,062
BASIC INDUSTRIES - 11.5%
IRON & STEEL - 0.5%
Cold Metal Products, Inc. (a)  179,900  1,011,937
Quanex Corp.   10,000  306,875
Steel Dynamics, Inc. (a)  63,500  1,587,500
  2,906,312
METALS & MINING - 9.7%
AFC Cable Systems, Inc. (a)(c)  627,300  16,937,100
Alumax, Inc. (a)  216,500  8,213,469
Cable Design Technology Corp. (a)  569,700  16,770,544
Essex International, Inc.   108,900  3,035,587
General Cable Corp.   250,000  6,406,250
Inco Ltd.   200,000  5,975,446
Ryerson Tull, Inc. Class A  20,000  330,000
  57,668,396
PAPER & FOREST PRODUCTS - 1.3%
Fort Howard Corp. (a)  84,700  4,287,938
Mercer International, Inc. (SBI)  407,900  3,875,050
  8,162,988
TOTAL BASIC INDUSTRIES   68,737,696
CONSTRUCTION & REAL ESTATE - 3.7%
CONSTRUCTION - 2.9%
Beazer Homes USA, Inc. (a)  152,200  2,435,200
Lennar Corp.   459,200  14,665,700
  17,100,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Jameson Co.   230,000 $ 2,702,500
Sovran Self Storage, Inc.   68,700  2,009,475
  4,711,975
TOTAL CONSTRUCTION & REAL ESTATE   21,812,875
DURABLES - 5.5%
CONSUMER ELECTRONICS - 1.2%
Movado Group, Inc. (c)   275,000  7,012,500
Tag-Heuer International SA sponsored ADR (a)  11,000  165,687
  7,178,187
HOME FURNISHINGS - 0.9%
Maxim Group, Inc. (a)  504,300  5,547,300
TEXTILES & APPAREL - 3.4%
Converse, Inc. (a)  185,100  4,095,337
Deckers Outdoor Corp. (a)(c)  596,900  4,402,138
Galey & Lord, Inc. (a)  115,800  2,171,250
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  9,295,300
  19,964,025
TOTAL DURABLES   32,689,512
FINANCE - 9.5%
INSURANCE - 9.5%
American Bankers Insurance Group, Inc.   739,800  46,792,350
Amerus Life Holdings, Inc.   132,900  3,704,587
Centris Group, Inc.   42,700  902,038
Norwich Union PLC (a)  56,000  297,848
Old Republic International Corp.   156,500  4,743,906
  56,440,729
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 6.0%
Alliance Pharmaceutical Corp. (a)  357,600  3,598,350
Creative Biomolecules, Inc. (a)  335,300  2,368,056
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Myriad Genetics (a)  140,000 $ 3,780,000
Sepracor, Inc. (a)  1,004,700  25,933,819
  35,680,225
MEDICAL EQUIPMENT & SUPPLIES - 3.9%
Cygnus, Inc. (a)  414,250  7,145,812
Heartport, Inc. (a)  151,100  2,663,138
Hemasure, Inc. (a)  359,000  987,250
I-Stat Corp. (a)(c)  639,700  10,954,863
Physiometrix, Inc. (a)  165,000  515,625
Resound Corp. (a)  195,000  1,096,875
  23,363,563
TOTAL HEALTH   59,043,788
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
Columbus McKinnon Corp.   257,600  4,894,400
Regal-Beloit Corp.   107,300  2,843,450
Sulzer AG (Reg.)  12,000  10,263,428
T B Wood's Corp.   164,000  2,388,250
  20,389,528
MEDIA & LEISURE - 13.6%
BROADCASTING - 0.8%
American Telecasting, Inc. (a)  510,000  318,750
Ascent Entertainment Group, Inc. (a)  64,500  588,562
CAI Wireless Systems, Inc. (a)  1,125,615  1,195,966
Heartland Wireless Communications, Inc. (a)  429,167  1,019,272
People's Choice TV Corp. (a)(c)  679,675  1,104,472
Wireless One, Inc. (a)  227,600  583,225
  4,810,247
ENTERTAINMENT - 3.7%
Film Roman, Inc. (a)  85,000  148,750
Harveys Casino Resorts (c)  811,700  14,255,481
MGM Grand, Inc. (a)  200,500  7,418,500
  21,822,731
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 4.1%
Equity Marketing, Inc. (a)  10,000 $ 235,000
Just Toys, Inc. (a)(c)  253,900  349,113
Nintendo Co. Ltd. Ord.   268,900  22,516,812
Silicon Gaming, Inc. (a)  109,800  1,427,400
  24,528,325
LODGING & GAMING - 3.1%
Circus Circus Enterprises, Inc. (a)  364,300  8,970,887
WMS Industries, Inc.   379,100  9,501,194
  18,472,081
PUBLISHING - 0.2%
Scholastic Corp. (a)  38,700  1,354,500
RESTAURANTS - 1.7%
Foodmaker, Inc. (a)  130,000  2,128,750
Morton's Restaurant Group, Inc. (a)(c)  414,800  8,244,150
  10,372,900
TOTAL MEDIA & LEISURE   81,360,784
NONDURABLES - 4.1%
AGRICULTURE - 1.3%
Saskatchewan Wheat Pool (a):
 Class B (non-vtg.)   478,300  5,889,328
 Class B (b)  158,000  1,945,460
  7,834,788
FOODS - 0.1%
Earthgrains Co.   13,200  865,425
Tomkins PLC Ord.   3,425  14,824
  880,249
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   251,800  6,735,650
TOBACCO - 1.6%
Philip Morris Companies, Inc.   208,300  9,243,313
TOTAL NONDURABLES   24,694,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 1.5%
Getchell Gold Corp. (a)  32,200 $ 1,135,050
Newmont Mining Corp.   200,000  7,800,000
  8,935,050
RETAIL & WHOLESALE - 13.1%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  211,400  1,103,244
Footstar, Inc. (a)  19,922  520,462
  1,623,706
DRUG STORES - 1.9%
CVS Corp.   219,600  11,254,500
GENERAL MERCHANDISE STORES - 1.5%
Freds, Inc. Class A (c)  590,300  8,854,500
GROCERY STORES - 8.8%
Whole Foods Market, Inc. (a)(c)  1,530,300  50,691,187
Wild Oats Markets, Inc.   80,000  2,040,000
  52,731,187
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Toys "R" Us, Inc. (a)  105,638  3,697,330
TOTAL RETAIL & WHOLESALE   78,161,223
SERVICES - 0.2%
LEASING & RENTAL - 0.2%
Hanover Compressor Co.  7,800  7,800
Hertz Corp. Class A  26,800  964,800
  972,600
SERVICES - 0.0%
Pierce Leahy Corp.  28,800  28,800
TOTAL Services   1,001,400
TECHNOLOGY - 12.1%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  129,900  3,279,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 9.6%
Activision, Inc. (a)  135,000 $ 1,940,625
BancTec, Inc. (a)  270,000  7,003,125
Broadway & Seymour, Inc. (a)  88,300  1,114,787
Broderbund Software, Inc. (a)  145,000  3,579,687
CACI International, Inc. Class A (a)  116,100  1,770,525
CompUSA, Inc. (a)  427,200  9,184,800
Eidos PLC sponsored ADR  389,000  4,765,250
GT Interactive Software, Inc. (a)  188,100  2,233,688
Maxis, Inc. (a)  254,600  3,055,200
Midway Games, Inc. (a)(c)  291,300  6,262,950
Spectrum Holobyte, Inc. (a)(c)  2,056,500  10,025,438
Sybase, Inc. (a)  421,700  6,272,788
  57,208,863
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Creative Technology Corp. Ltd. (a)  239,400  4,069,800
Performance Technologies, Inc. (a)  230,000  3,507,500
Sandisk Corp.   4,500  65,812
  7,643,112
ELECTRONIC INSTRUMENTS - 0.1%
ORBIT/FR, Inc.   75,000  731,250
ELECTRONICS - 0.5%
AVX Corp.   99,700  2,691,900
ESS Technology, Inc.   35,000  470,313
3Dfx Interactive, Inc.   1,100  14,713
  3,176,926
TOTAL TECHNOLOGY   72,040,126
TRANSPORTATION - 2.7%
AIR TRANSPORTATION - 1.6%
Reno Air, Inc. (a)(c)  934,800  8,062,650
Ryanair Holdings PLC sponsored ADR  50,600  1,372,525
  9,435,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 1.1%
Hunt (J.B.) Transport Services, Inc.   435,600 $ 6,479,550
SPACEHAB, Inc. (a)  30,000  266,250
  6,745,800
TOTAL TRANSPORTATION   16,180,975
TOTAL COMMON STOCKS
(Cost $488,256,516)   543,942,748
CONVERTIBLE PREFERRED STOCKS - 0.2%
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945
depositary share (Cost $1,226,360)  114,080  1,026,720
CONVERTIBLE BONDS - 0.7%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Converse, Inc. 7%, 6/1/04   - $ 1,945,000  2,197,850
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics, Ltd.:
 8 1/4%, 6/15/06  B3  1,978,000  1,701,080
 7 1/4%, 12/15/06  B3  404,000  307,040
TOTAL TECHNOLOGY   2,008,120
TOTAL CONVERTIBLE BONDS
(Cost $4,024,180)   4,205,970
CASH EQUIVALENTS - 7.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
6/30/97 due 7/1/97  $ 46,890,723 $ 46,883,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $540,390,056)  $ 596,058,438
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,945,460 or 0.3% of net assets.
3. Affiliated company (see Note 11 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.2%
Japan   3.8
Canada  3.0
Switzerland  1.8
Others (individually less than 1%)  2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $540,412,067. Net unrealized appreciation aggregated $55,646,371, of which $127,827,014 related to appreciated investment securities and $72,180,643 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 596,058,438
agreements of $46,883,000) (cost $540,390,056) -
See accompanying schedule

Cash                                                                       887,485

Receivable for investments sold                                            2,467,926

Receivable for fund shares sold                                            224,902

Dividends receivable                                                       352,690

Interest receivable                                                        46,726

Other receivables                                                          73,080

Prepaid expenses                                                           3,354

 TOTAL ASSETS                                                              600,114,601

LIABILITIES

Payable for investments purchased                           $ 3,660,151

Payable for fund shares redeemed                             3,376,170

Accrued management fee                                       198,149

Distribution fees payable                                    273,906

Other payables and accrued expenses                          196,273

 TOTAL LIABILITIES                                                         7,704,649

NET ASSETS                                                                $ 592,409,952

Net Assets consist of:

Paid in capital                                                           $ 490,060,859

Accumulated net investment loss                                            (723,376)

Accumulated undistributed net realized gain (loss) on                      47,393,519
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              55,678,950
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                $ 592,409,952


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $24.46
CLASS A:
NET ASSET VALUE and redemption price per share
 ($918,657 (divided by) 37,559 shares)

Maximum offering price per share (100/94.75 of $24.46)           $25.82

CLASS T:                                                         $24.68
NET ASSET VALUE and redemption price per share
 ($469,444,476 (divided by) 19,020,008 shares)

Maximum offering price per share (100/96.50 of $24.68)           $25.58

CLASS B:                                                         $24.24
NET ASSET VALUE and offering price per share
 ($97,397,263 (divided by) 4,018,431 shares) A

INITIAL CLASS:                                                   $24.98
NET ASSET VALUE and redemption price per share
 ($20,689,260 (divided by) 828,072 shares)

Maximum offering price per share (100/96.50 of $24.98)           $25.89

INSTITUTIONAL CLASS:                                             $24.52
NET ASSET VALUE, offering price and redemption price per share ($3,960,296 (divided by) 161,541 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                          $ 2,102,889
Dividends (including $133,100 received from
affiliated issuers)

Interest                                                                    1,025,004

 TOTAL INCOME                                                               3,127,893

EXPENSES

Management fee                                               $ 1,771,758
Basic fee

 Performance adjustment                                       (591,597)

Transfer agent fees                                           671,038

Distribution fees                                             1,647,530

Accounting fees and expenses                                  165,185

Non-interested trustees' compensation                         2,207

Custodian fees and expenses                                   26,888

Registration fees                                             64,178

Audit                                                         35,364

Legal                                                         4,243

Interest                                                      16,435

Reports to shareholders                                       75,356

Miscellaneous                                                 1,148

 Total expenses before reductions                             3,889,733

 Expense reductions                                           (39,859)      3,849,874

NET INVESTMENT INCOME (LOSS)                                                (721,981)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     47,771,796
 $1,050,483 on sales of investments in affiliated
issuers)

 Foreign currency transactions                                (2,997)       47,768,799

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        23,247,938

 Assets and liabilities in foreign currencies                 11,943        23,259,881

NET GAIN (LOSS)                                                             71,028,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 70,306,699
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED JUNE 30,    DECEMBER 31,
                                                         1997              1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (721,981)       $ 5,065,025
Net investment income (loss)

 Net realized gain (loss)                                 47,768,799        101,103,020

 Change in net unrealized appreciation (depreciation)     23,259,881        (96,084,415)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          70,306,699        10,083,630
FROM OPERATIONS

Distributions to shareholders                             -                 (5,501,432)
From net investment income

 From net realized gain                                   (23,324,662)      (70,113,368)

 TOTAL DISTRIBUTIONS                                      (23,324,662)      (75,614,800)

Share transactions - net increase (decrease)              (176,628,154)     36,171,237

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (129,646,117)     (29,359,933)

NET ASSETS

 Beginning of period                                      722,056,069       751,416,002

 End of period (including undistributed net              $ 592,409,952     $ 722,056,069
investment income (loss) of $(723,376) and
$1,667,423, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 F


SELECTED PER-SHARE DATA

Net asset value, beginning of period                           $ 22.51       $ 23.48

Income from Investment Operations

 Net investment income (loss) E                                 (.04)         .08

 Net realized and unrealized gain (loss)                        2.86          1.26

 Total from investment operations                               2.82          1.34

Less Distributions

 From net investment income                                     -             (.37)

 From net realized gain                                         (.87)         (1.94)

 Total distributions                                            (.87)         (2.31)

Net asset value, end of period                                 $ 24.46       $ 22.51

TOTAL RETURN B, C                                               12.88%        5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 919         $ 638

Ratio of expenses to average net assets                         1.49% A, I    .99% A,
                                                                              D

Ratio of expenses to average net assets after expense           1.48% A, G    .97% A,
reductions                                                                    G

Ratio of net investment income (loss) to average net assets     (.40)% A      1.00% A

Portfolio turnover                                              41% A         151%

Average commission rate H                                      $ .0420       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

      SIX MONTHS      YEARS ENDED DECEMBER           THREE MONTHS    YEARS ENDED SEPTEMBER 30,
      ENDED           31,                            ENDED
      JUNE 30, 1997                                  DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994            1994 F                      1993   1992





SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 22.69      $ 24.88     $ 18.70     $ 19.96       $ 22.52     $ 19.53     $ 21.38

Income from Investment Operations

 Net investment income (loss)                 (.02) E      .17 E       .39         .10 E         .39 E       .33         .61

 Net realized and unrealized gain (loss)      2.88         .18         6.73        (.75)         (.81)       4.44        .58

 Total from investment operations             2.86         .35         7.12        (.65)         (.42)       4.77        1.19

Less Distributions

 From net investment income                   -            (.19)       (.39)       (.35)         (.43)       (.57)       (.62)

 From net realized gain                      (.87)        (2.35)      (.55)       (.26)         (1.71)      (1.21)      (2.42)

 Total distributions                          (.87)        (2.54)      (.94)       (.61)         (2.14)      (1.78)      (3.04)

Net asset value, end of period               $ 24.68      $ 22.69     $ 24.88     $ 18.70       $ 19.96     $ 22.52     $ 19.53

TOTAL RETURN B, C                             12.96%       1.53%       38.16%      (3.26)%       (2.24)%     26.33%      7.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 469,444    $ 560,645   $ 619,993   $ 375,691     $ 385,349   $ 269,833   $ 194,710

Ratio of expenses to average net assets       1.26% A      1.28%       1.61%       1.73% A, G    1.85%       1.57%       1.46%
                                                                                                            D

Ratio of expenses to average net assets after 1.25% A,     1.27%       1.61%       1.73% A       1.84%       1.57%       1.46%
expense reductions                           H            H                                     H

Ratio of net investment income (loss) to      (.17)% A     .70%        1.90%       2.03% A       1.89%       2.06%       3.22%
average net assets

Portfolio turnover                            41% A        151%        142%        228% A        159%        183%        211%

Average commission rate I                    $ .0420      $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING ARANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. FINANCIAL HIGHLIGHTS - CLASS B

      SIX MONTHS      YEARS ENDED DECEMBER           THREE          YEAR ENDED
      ENDED           31,                            MONTHS         SEPTEMBER
      JUNE 30, 1997                                  ENDED          30,
                                                     DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994           1994 E

SELECTED PER-SHARE DATA

Net asset value,               $ 22.36      $ 24.56    $ 18.57    $ 19.98      $ 19.65
beginning of period

Income from Investment
Operations

 Net investment                 (.08) D      .04 D      .38        .06 D        .05 D
 income (loss)

 Net realized and               2.83         .18        6.54       (.74)        .28
 unrealized gain
(loss)

 Total from investment          2.75         .22        6.92       (.68)        .33
 operations

Less Distributions

 From net investment            -            (.07)      (.38)      (.47)        -
 income

 From net realized gain         (.87)        (2.35)     (.55)      (.26)        -

 Total distributions            (.87)        (2.42)     (.93)      (.73)        -

Net asset value,               $ 24.24      $ 22.36    $ 24.56    $ 18.57      $ 19.98
end of period

TOTAL RETURN B, C               12.65%       1.00%      37.35%     (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 97,397     $ 98,535   $ 87,566   $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to            1.82% A      1.80%      2.11%      2.58% A      2.63% A
average net assets                                                             , F

Ratio of expenses to            1.81% A,     1.79%      2.10% G    2.53% A,     2.63% A
average net assets             G            G                     G
after expense
reductions

Ratio of net investment         (.73)% A     .18%       1.40%      1.22% A      1.11% A
income (loss) to
average net assets

Portfolio turnover              41% A        151%       142%       228% A       159%

Average commission             $ .0420      $ .0409
rate H


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      SIX MONTHS      YEARS ENDED DECEMBER           THREE MONTHS    YEARS ENDED SEPTEMBER 30,
      ENDED           31,                            ENDED
      JUNE 30, 1997                                  DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994            1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 22.90     $ 25.10    $ 18.86    $ 20.23       $ 22.72    $ 19.72    $ 21.55

Income from Investment Operations

 Net investment income                            .03 E       .28 E      .50        .13 E         .54 E      .45        .73

 Net realized and unrealized gain (loss)          2.92        .19        6.79       (.74)         (.81)      4.46       .58

 Total from investment operations                 2.95        .47        7.29       (.61)         (.27)      4.91       1.31

Less Distributions

 From net investment income                       -           (.32)      (.50)      (.50)         (.51)      (.70)      (.72)

 From net realized gain                           (.87)       (2.35)     (.55)      (.26)         (1.71)     (1.21)     (2.42)

 Total distributions                              (.87)       (2.67)     (1.05)     (.76)         (2.22)     (1.91)     (3.14)

Net asset value, end of period                   $ 24.98     $ 22.90    $ 25.10    $ 18.86       $ 20.23    $ 22.72    $ 19.72

TOTAL RETURN B, C                                 13.24%      2.00%      38.75%     (3.02)%       (1.51)%    26.98%     7.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 20,689    $ 20,406   $ 23,428   $ 17,583      $ 18,850   $ 20,707   $ 17,933

Ratio of expenses to average net assets           .79% A      .82%       1.04%      1.14% A       1.15%      .89%       .87%
                                                                                                            D

Ratio of expenses to average net assets after     .78% A,     .81% G     1.03% G    1.11% A, G    1.14%      .89%       .87%
expense reductions                               G                                               G

Ratio of net investment income to average net     .30% A      1.16%      2.47%      2.65% A       2.60%      2.74%      3.78%
assets

Portfolio turnover                                41% A       151%       142%       228% A        159%       183%       211%

Average commission rate H                        $ .0420     $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS ENDED
      JUNE 30, 1997      YEARS ENDED
                         DECEMBER 31,

      (UNAUDITED)        1996           1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                $ 22.57       $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income (loss)                        (.04) D       .29 D      .55

 Net realized and unrealized gain (loss)             2.86          .17        3.00

 Total from investment operations                    2.82          .46        3.55

Less Distributions

 From net investment income                          -             (.34)      (.55)

 From net realized gain                              (.87)         (2.35)     (.55)

 Total distributions                                 (.87)         (2.69)     (1.10)

Net asset value, end of period                      $ 24.52       $ 22.57    $ 24.80

TOTAL RETURN B, C                                    12.85%        1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 3,960       $ 41,832   $ 20,429

Ratio of expenses to average net assets              1.24% A, F    .78%       .97% A

Ratio of expenses to average net assets after        1.23% A, G    .76% G     .96% A,
expense reductions                                                            G

Ratio of net investment income (loss) to average     (.30)% A      1.21%      2.55% A
net assets

Portfolio turnover                                   41% A         151%       142%

Average commission rate H                           $ .0420       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER ( SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $114,868,059 and $324,634,277, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .41% of average net assets after the performance adjustment. Effective July 1, 1997 the fund's performance adjustment is based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 888         $ 888

CLASS T     1,177,927     1,177,927

CLASS B     468,715       117,178

           $ 1,647,530   $ 1,295,993

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T and Initial Class shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
                 PAID TO     DEALERS'
                 FDC         PORTION

CLASS A          $ 11,682    $ 9,408

CLASS T           87,987      72,120

CLASS B           193,469     0 *

INITIAL CLASS     259         0

                 $ 293,397   $ 81,528

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 1,329     .38% ***

CLASS T **              FIIOC *     525,196    .23% ***

CLASS B                 FIIOC *     119,317    .26% ***

INITIAL CLASS           FSC *       18,955     .20% ***

INSTITUTIONAL CLASS     FIIOC *     6,241      .24% ***

                                   $ 671,038

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $86,806 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $15,594,143, respectively. The weighted average interest rate was 5.42%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 11,608

INSTITUTIONAL CLASS    1.50%          914

                                     $ 12,522

FMR also voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A and Institutional Class. For the period, the reimbursement reduced these expenses by $3,127 and $1,684, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $18,850 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,275 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST
                 CREDITS

INITIAL CLASS    $ 401

7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS       YEAR ENDED
                              ENDED JUNE 30,   DECEMBER 31,

                              1997             1996 A

CLASS A

From net investment income    $ -              $ 9,050

From net realized gain         23,625           47,453

Total                         $ 23,625         $ 56,503


CLASS T

From net investment income    $ -              $ 4,356,302

From net realized gain         18,661,262       54,934,732

Total                         $ 18,661,262     $ 59,291,034


CLASS B

From net investment income    $ -              $ 291,486

From net realized gain         3,719,315        9,460,141

Total                         $ 3,719,315      $ 9,751,627


INITIAL CLASS

From net investment income    $ -              $ 263,298

From net realized gain         742,870          1,978,165

Total                         $ 742,870        $ 2,241,463


INSTITUTIONAL CLASS

From net investment income    $ -              $ 581,296

From net realized gain         177,590          3,692,877

Total                         $ 177,590        $ 4,274,173


                              $ 23,324,662     $ 75,614,800

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS        YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,    DECEMBER 31,

                                 1997             1996 A         1997              1996 A



CLASS A                           17,253           26,335        $ 385,972         $ 633,035
Shares sold

Reinvestment of distributions     1,055            2,536          23,641            56,498

Shares redeemed                   (9,089)          (531)          (208,268)         (12,990)

Net increase (decrease)           9,219            28,340        $ 201,345         $ 676,543

CLASS T                           1,605,394        7,239,477     $ 36,349,232      $ 173,637,131
Shares sold

Reinvestment of distributions     702,987          2,215,089      15,866,387        50,421,264

Shares redeemed                   (7,999,696)      (9,664,112)    (180,656,556)     (231,598,779)

Net increase (decrease)           (5,691,315)      (209,546)     $ (128,440,937)   $ (7,540,384)

CLASS B                           320,457          1,826,263     $ 7,137,402       $ 43,251,259
Shares sold

Reinvestment of distributions     155,073          422,830        3,447,259         9,473,517

Shares redeemed                   (864,175)        (1,407,472)    (19,120,949)      (33,157,193)

Net increase (decrease)           (388,645)        841,621       $ (8,536,288)     $ 19,567,583

INITIAL CLASS                     4,005            7,958         $ 94,673          $ 193,575
Shares sold

Reinvestment of distributions     29,056           86,899         663,041           1,996,834

Shares redeemed                   (96,001)         (137,073)      (2,173,271)       (3,325,386)

Net increase (decrease)           (62,940)         (42,216)      $ (1,415,557)     $ (1,134,977)

INSTITUTIONAL CLASS               133,815          1,132,115     $ 3,005,701       $ 27,291,041
Shares sold

Reinvestment of distributions     6,165            182,073        138,401           4,097,341

Shares redeemed                   (1,831,791)      (284,588)      (41,580,819)      (6,785,910)

Net increase (decrease)           (1,691,811)      1,029,600     $ (38,436,717)    $ 24,602,472


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 15,925

CLASS T                 13,303

CLASS B                 12,071

INITIAL CLASS           7,182

INSTITUTIONAL CLASS     15,697

                       $ 64,178

11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ 867,000 $ - $ 16,937,100
Deckers Outdoor Corp.   10,150  -  -  4,402,138
Freds, Inc. Class A   -  -  59,030  8,854,500
Harveys Casino Resorts   1,196,210  92,880  74,070  14,255,481
Herley Microwave Systems, Inc.   -  144,375  -  2,362,562
I-Stat Corp.   1,246,197  377,754  -  10,954,863
Just Toys, Inc.   -  -  -  349,113
Maxwell Shoe Co., Inc. Class A   -  -  -  9,295,300
Midway Games, Inc.   166,070  -  -  6,262,950
Morton's Restaurant Group, Inc.   -  -  -  8,244,150
Movado Group, Inc.   -  -  -  7,012,500
People's Choice TV Corp.   -  -  -  1,104,472
Reno Air, Inc.   -  -  -  8,062,650
Spectrum Holobyte, Inc.   1,084,327  -  -  10,025,438
Whole Foods Market, Inc.   -  -  -  50,691,187
TOTALS  $ 3,702,954 $ 1,482,009 $ 133,100 $158,814,404
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  32,670,431.969 97.30
Withheld  905,735.323 2.70
 TOTAL  33,576,167.292 100.00
RALPH F. COX
Affirmative  32,661,943.620 97.28
Withheld  914,223.672 2.72
 TOTAL  33,576,167.292 100.00
PHYLLIS BURKE DAVIS
Affirmative  32,639,275.890 97.21
Withheld  936,891.402 2.79
 TOTAL  33,576,167.292 100.00
ROBERT M. GATES
Affirmative  32,647,573.114 97.23
Withheld  928,594.178 2.77
 TOTAL  33,576,167.292 100.00
EDWARD C. JOHNSON 3RD
Affirmative  32,653,017.035 97.25
Withheld  923,150.257 2.75
 TOTAL  33,576,167.292 100.00
E. BRADLEY JONES
Affirmative  32,635,245.079 97.20
Withheld  940,922.213 2.80
 TOTAL  33,576,167.292 100.00
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  32,673,572.230 97.31
Withheld  902,595.062 2.69
 TOTAL  33,576,167.292 100.00
PETER S. LYNCH
Affirmative  32,665,741.087 97.29
Withheld  910,426.205 2.71
 TOTAL  33,576,167.292 100.00
WILLIAM O. MCCOY
Affirmative  32,665,426.588 97.29
Withheld  910,740.704 2.71
 TOTAL  33,576,167.292 100.00
GERALD C. MCDONOUGH
Affirmative  32,645,173.119 97.23
Withheld  930,994.173 2.77
 TOTAL  33,576,167.292 100.00
MARVIN L. MANN
Affirmative  32,667,258.985 97.29
Withheld  908,908.307 2.71
 TOTAL  33,576,167.292 100.00
THOMAS R. WILLIAMS
Affirmative  32,646,425.418 97.23
Withheld  929,741.874 2.77
 TOTAL  33,576,167.292 100.00
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     31,181,969.270    92.87

Against         265,724.175       .79

Abstain         2,128,473.847     6.34

TOTAL           33,576,167.292    100.00

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,126,370.108    87.12

Against         1,000,318.214     3.77

Abstain         2,419,170.970     9.11

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 4
To amend the Declaration of Trust regarding shareholder notification of appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,207,061.951    87.42

Against         870,816.482       3.28

Abstain         2,467,980.859     9.30

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 5
To amend the Declaration of Trust to provide each fund with the ability to invest all of its assets in another open-ended investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     22,687,221.159    85.46

Against         1,327,189.441     5.00

Abstain         2,531,448.692     9.54

TOTAL           26,545,859.292    100.00

Not Voting      7,030,308.000

PROPOSAL 6
To adopt a new fundamental investment policy for Strategic Opportunities Fund to permit the fund to invest all of its assets in another open-end investment company with substantially the same investment objectives and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,502,130.425    84.45

Against         665,332.546       4.89

Abstain         1,451,551.531     10.66

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 7
To approve an amended management contract for Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,194,953.682    87.83

Against         452,965.106       2.80

Abstain         1,514,968.714     9.37

TOTAL           16,162,887.502    100.00

PROPOSAL 10
To approve an amended Sub-Advisory Agreement between Strategic
Opportunities Fund and FMR Far East.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,285,781.165    88.39

Against         368,239.310       2.28

Abstain         1,508,867.027     9.33

TOTAL           16,162,887.502    100.00

PROPOSAL 11
To approve an amended Sub-Advisory Agreement between Strategic
Opportunities Fund and FMR U.K.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,323,952.957    88.62

Against         345,515.729       2.14

Abstain         1,493,418.816     9.24

TOTAL           16,162,887.502    100.00

PROPOSAL 12
To amend the Class B Distribution and Service Plan for Strategic
Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     1,694,126.749    79.63

Against         94,643.399       4.45

Abstain         338,759.404      15.92

TOTAL           2,127,529.552    100.00

PROPOSAL 13
To amend the Class T Distribution and Service Plan for Strategic
Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     9,246,908.777     84.95

Against         370,816.918       3.41

Abstain         1,266,692.369     11.64

TOTAL           10,884,418.064    100.00

PROPOSAL 14
To approve an agreement and plan providing for the reorganization of Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,679,951.701    85.76

Against         403,539.968       2.96

Abstain         1,535,522.833     11.28

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 16
To amend the fundamental investment limitation on diversification for Strategic Opportunities Fund to permit increased investment in the securities of any single issuer.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,085,311.192    81.40

Against         1,066,436.724     7.83

Abstain         1,467,266.586     10.77

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 17
To amend Strategic Opportunities Fund's fundamental investment limitation concerning diversification to exclude investments in other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,069,685.759    81.28

Against         1,053,090.996     7.73

Abstain         1,496,237.747     10.99

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 18
To amend the fundamental investment limitation concerning real estate for Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,076,196.350    81.33

Against         1,025,367.020     7.53

Abstain         1,517,451.132     11.14

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 19
To amend Strategic Opportunities Fund's fundamental investment limitation concerning senior securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,584,067.577    85.06

Against         501,562.178       3.68

Abstain         1,533,384.747     11.26

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 20
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning short sales of securities and replace it with a similar non-fundamental investment limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,001,582.538    80.78

Against         1,087,062.521     7.98

Abstain         1,530,369.443     11.24

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 21
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning margin purchases and replace it with a similar non-fundamental investment limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,992,209.318    80.71

Against         1,100,116.876     8.08

Abstain         1,526,688.308     11.21

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 22
To amend Strategic Opportunities Fund's fundamental investment concerning borrowing limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,955,546.335    80.44

Against         1,149,393.710     8.44

Abstain         1,514,074.457     11.12

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 23
To amend Strategic Opportunities Fund's fundamental investment limitation concerning the underwriting of securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,509,524.223    84.51

Against         573,168.443       4.21

Abstain         1,536,321.836     11.28

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 24
To amend Strategic Opportunities Fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,441,217.081    84.01

Against         678,505.413       4.98

Abstain         1,499,302.008     11.01

TOTAL           13,619,024.502    100.00

Not Voting     2,543,863.000

PROPOSAL 25
To amend Strategic Opportunities Fund's fundamental investment limitation concerning lending.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,970,495.148    80.55

Against         1,121,522.738     8.24

Abstain         1,526,996.616     11.21

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 26
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investments in other investment companies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,452,450.853    84.09

Against         663,648.453       4.87

Abstain         1,502,915.196     11.04

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 27
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investing in oil, gas, and mineral exploration programs.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,008,669.024    80.83

Against         1,118,266.376     8.21

Abstain         1,492,079.102     10.96

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 28
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investments in securities of newly-formed issuers.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,023,807.584    80.95

Against         1,085,872.726     7.97

Abstain         1,509,334.192     11.08

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INITIAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on stock market
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   18   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  27   Notes to the financial statements.

PROXY VOTING RESULTS   37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the changes in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1997                  PAST 6   PAST 1   PAST 5    PAST 10
                                             MONTHS   YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Initial    13.24%   15.22%   96.37%    221.31%
Class

Advisor Strategic Opportunities - Initial    9.28%    11.19%   89.50%    210.06%
Class
 (incl. max. 3.50% sales charge)

S&P 500 (registered trademark)               20.61%   34.70%   146.59%   292.69%

Capital Appreciation Funds Average           10.16%   14.44%   113.79%   208.97%


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.
You can compare Initial Class' returns to those of the Standard & Poor's
500 Index - a widely recognized, unmanaged index of common stocks. To measure how Initial Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 233 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                        PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Initial Class    15.22%   14.45%   12.38%

Advisor Strategic Opportunities - Initial Class    11.19%   13.64%   11.98%
 (incl. max. 3.50% sales charge)

S&P 500                                            34.70%   19.78%   14.64%

Capital Appreciation Funds Average                 14.44%   15.94%   11.24%

AVERAGE ANNUAL TOTAL RETURNS take the Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30       9650.00                    10000.00
  1987/07/31      10046.65                    10507.00
  1987/08/31      10244.97                    10898.91
  1987/09/30       9984.02                    10660.22
  1987/10/31       8167.79                     8364.01
  1987/11/30       7797.24                     7674.82
  1987/12/31       7976.39                     8258.87
  1988/01/31       8609.15                     8606.57
  1988/02/29       8895.11                     9007.64
  1988/03/31       8736.92                     8729.30
  1988/04/30       8791.67                     8826.20
  1988/05/31       8943.78                     8902.98
  1988/06/30       9558.28                     9311.63
  1988/07/31       9503.53                     9276.25
  1988/08/31       9217.57                     8960.85
  1988/09/30       9521.78                     9342.59
  1988/10/31       9692.14                     9602.31
  1988/11/30       9746.89                     9465.00
  1988/12/31       9787.61                     9630.63
  1989/01/31      10375.24                    10335.60
  1989/02/28      10331.01                    10078.24
  1989/03/31      10545.85                    10313.06
  1989/04/30      10943.92                    10848.31
  1989/05/31      11443.10                    11287.67
  1989/06/30      11537.88                    11223.33
  1989/07/31      12327.71                    12236.79
  1989/08/31      12479.36                    12476.64
  1989/09/30      12492.00                    12425.48
  1989/10/31      12289.80                    12137.21
  1989/11/30      12631.01                    12384.81
  1989/12/31      13015.61                    12682.05
  1990/01/31      12171.03                    11831.08
  1990/02/28      12243.05                    11983.70
  1990/03/31      12256.15                    12301.27
  1990/04/30      11758.57                    11993.74
  1990/05/31      12144.85                    13163.13
  1990/06/30      12262.69                    13073.62
  1990/07/31      12308.52                    13031.78
  1990/08/31      11457.40                    11853.71
  1990/09/30      11372.29                    11276.43
  1990/10/31      11372.29                    11227.94
  1990/11/30      11876.42                    11953.27
  1990/12/31      12157.31                    12286.77
  1991/01/31      12562.10                    12822.47
  1991/02/28      13309.92                    13739.28
  1991/03/31      13735.29                    14071.77
  1991/04/30      13927.40                    14105.54
  1991/05/31      14428.23                    14714.90
  1991/06/30      13982.28                    14040.96
  1991/07/31      14407.65                    14695.26
  1991/08/31      14723.25                    15043.54
  1991/09/30      14784.99                    14792.31
  1991/10/31      14496.84                    14990.53
  1991/11/30      14153.80                    14386.41
  1991/12/31      15037.45                    16032.22
  1992/01/31      15069.81                    15734.02
  1992/02/29      15369.10                    15938.56
  1992/03/31      14988.92                    15627.76
  1992/04/30      15280.12                    16087.22
  1992/05/31      15781.64                    16166.04
  1992/06/30      15789.73                    15925.17
  1992/07/31      16275.07                    16576.51
  1992/08/31      16008.13                    16236.69
  1992/09/30      15951.51                    16428.28
  1992/10/31      16080.93                    16485.78
  1992/11/30      16768.50                    17047.95
  1992/12/31      17063.70                    17257.64
  1993/01/31      17384.64                    17402.60
  1993/02/28      17883.90                    17639.28
  1993/03/31      18454.47                    18011.46
  1993/04/30      18097.86                    17575.59
  1993/05/31      18534.71                    18046.61
  1993/06/30      18704.09                    18098.95
  1993/07/31      19114.19                    18026.55
  1993/08/31      20317.75                    18709.76
  1993/09/30      20255.34                    18565.69
  1993/10/31      20906.15                    18950.00
  1993/11/30      20032.46                    18769.98
  1993/12/31      20659.36                    18997.10
  1994/01/31      20856.59                    19643.00
  1994/02/28      20136.71                    19110.67
  1994/03/31      19377.40                    18277.45
  1994/04/30      19535.18                    18511.40
  1994/05/31      19594.34                    18814.98
  1994/06/30      19594.34                    18354.02
  1994/07/31      20087.41                    18956.03
  1994/08/31      20215.60                    19733.23
  1994/09/30      19949.35                    19249.76
  1994/10/31      19752.13                    19682.88
  1994/11/30      19150.59                    18966.03
  1994/12/31      19347.02                    19247.30
  1995/01/31      20188.19                    19746.38
  1995/02/28      20721.62                    20515.90
  1995/03/31      20916.53                    21121.32
  1995/04/30      21378.15                    21743.34
  1995/05/31      21952.61                    22612.42
  1995/06/30      23111.79                    23137.71
  1995/07/31      23911.93                    23904.96
  1995/08/31      24599.23                    23964.96
  1995/09/30      25460.92                    24976.28
  1995/10/31      25368.60                    24887.12
  1995/11/30      26066.16                    25979.66
  1995/12/31      26843.15                    26480.03
  1996/01/31      26875.24                    27381.41
  1996/02/29      26345.67                    27635.23
  1996/03/31      25475.82                    27901.36
  1996/04/30      26149.95                    28312.63
  1996/05/31      26932.82                    29042.81
  1996/06/30      26911.07                    29153.46
  1996/07/31      25073.51                    27865.46
  1996/08/31      26030.35                    28453.15
  1996/09/30      26932.82                    30054.49
  1996/10/31      26465.27                    30883.39
  1996/11/30      27411.24                    33217.87
  1996/12/31      27380.71                    32559.82
  1997/01/31      28432.89                    34594.16
  1997/02/28      28064.62                    34865.38
  1997/03/31      26277.22                    33432.76
  1997/04/30      26426.17                    35428.69
  1997/05/31      29876.84                    37585.59
  1997/06/30      31006.38                    39269.43
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Initial Class on June 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $31,006 - a 210.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the six months that ended June 30, 1997, the fund's Initial Class shares had a total return of 13.24%. During the same period, the capital appreciation funds average posted a return of 10.16%, according to Lipper Analytical Services. For the 12 months that ended June 30, 1997, the fund's Initial Class shares had a total return of 15.22%, while the capital appreciation funds average had a total return of 14.44%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF THE YEAR?
A. I'd attribute the fund's performance to big investments in specific stocks that did well. A lot of the large positions in the fund appreciated considerably during the period, including the fund's top two holdings on June 30, Whole Foods Market and American Bankers Insurance Group. Those two stocks made up about 16% of the portfolio by the end of the period - a position that really paid off for the fund.
Q. WHOLE FOODS MARKET AND AMERICAN BANKERS INSURANCE GROUP WERE THE FUND'S TOP HOLDINGS AT THE BEGINNING OF THE PERIOD AS WELL. WHAT ATTRACTED YOU TO THESE STOCKS?
A. Whole Foods Market, a diversified chain of natural foods supermarkets, was a solid performer because natural foods have been gaining huge market acceptance. People are getting more concerned about the quality of their food supply, especially after recent news reports of food scares such as mad-cow disease and tainted strawberries. The company has also benefited from the move toward homeopathic medicine, where people use natural herbs for cures. As for American Bankers Insurance, a specialty property-casualty insurance company, I thought the stock's valuation was too cheap relative to the company's earnings potential. New management pushed the company to exit some less profitable lines of business and focus on its credit-based accident, health and life insurance operations - where the company offers insurance that pays your credit card bills if you get injured or lose your job. In fact, American Bankers recently signed a contract with some utilities, under which it arranged to offer similar insurance for paying utility bills. Whole Foods Market and American Bankers Insurance are good examples of "special situation" stocks.
Q. WERE THERE OTHER HOLDINGS THAT PERFORMED PARTICULARLY WELL DURING THE
PERIOD?
A. Sepracor, a maker of improved versions of existing drugs, was another big stock for the fund. During the period, the company released good clinical data for some of its drugs and also filed its first new drug application for an asthma medication. A lot of the large-cap pharmaceutical companies have done very well since the beginning of the year, but I think they've gotten too expensive. Considering that I might have to pay somewhere between 30 and 40 times earnings for the large-cap pharmaceutical stocks that have participated in the latest market rally, Sepracor looked cheap given what it has in its product pipeline.
Q. YOU'VE INCREASED THE FUND'S INVESTMENTS IN THE BASIC INDUSTRIES SECTOR TO 11.5% AT THE END OF THE PERIOD FROM 7.2% SIX MONTHS EARLIER. WHAT WAS YOUR REASONING BEHIND THIS MOVE?
A. Because I look for investments on a stock-by-stock basis, I didn't intentionally drive up the fund's investments in the basic industries sector. Rather, I increased the fund's investment in a few wire and cable makers, which are included in this sector, and that helped the fund's performance during the period. I've found that increased capital spending is driving demand for the new technologies these companies develop. On top of that, several of the stocks were very cheap relative to their potential earnings growth. AFC Cable Systems and Cable Design Technology were among the fund's top 10 holdings at the end of the period and both contributed to the fund's performance.
Q. WERE THERE ANY SECTORS THAT WERE PARTICULARLY DISAPPOINTING DURING THE
PERIOD?
A. The casino-gaming stocks in the fund were disappointing because business in Las Vegas has slowed down over the past four or five months. A lot of companies are adding capacity and in the past when you added capacity, business improved. That didn't happen during the period. Starting in 1998, several new hotel complexes with added attractions will open and business may rebound. Also, the stocks were cheap at the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE SECOND HALF OF THE YEAR?
A. It really depends on the market's appetite for small stocks. The rally in large-cap stocks is unprecedented in market history in terms of magnitude, duration and valuation extremes. I think the massive investments in the Standard & Poor's 500 Index funds - and the influence they're having on the market's rise - has to end at some point. Either the market has to come down or the small-cap stocks are going to have to come up. During the first six months of the year, the fund lagged the S&P 500 every month except for May, when it dramatically outperformed the broader market. The market's performance may continue in that fashion during the second half - where you'll see periods of underperformance by small stocks relative to the index, followed by short periods of dramatic outperformance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31,
1983
SIZE: as of June 30, 1997,
more than $592 million
MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986
(checkmark)
HARRIS LEVITON ON DISCOVERING
"SPECIAL SITUATION" STOCKS IN
THE ONGOING BULL MARKET:
"When a bull market is as
long and large as this one
has been, it is tough to find
attractive stocks. You have to
look in a lot of unusual places.
As the bull market
continues, most investors don't
spend as much time
investigating the neglected
sectors of the market. In
contrast, I investigate all sorts
of small- and mid-cap stocks
and foreign companies. I also
spend a lot of time looking at
broken IPOs - companies
that went public a few years
ago, traded up on the hype of
their initial public offerings and
then dwindled after analysts
and the public lost interest. At
the end of May, I visited about
10 companies that had gone
public a few years ago and
their stocks were trading at
50% to 70% off of their highs.
You can find a lot of
opportunities by just going
around digging under rocks. If
I find a cheap stock, I look for
improving company
fundamentals. I also look for a
catalyst for improvement,
such as a new product cycle
or cost cutting, and try to get
in ahead of the crowd."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JUNE 30, 1997
                                         % OF FUND'S    % OF FUND'S
                                         INVESTMENTS    INVESTMENTS
                                                        IN THESE STOCKS
                                                        6 MONTHS AGO

Whole Foods Market, Inc.                 8.5            4.7

American Bankers Insurance Group, Inc.   7.9            5.4

Sepracor, Inc.                           4.4            2.3

Nintendo Co. Ltd Ord.                    3.8            4.3

AFC Cable Systems, Inc.                  2.8            2.3

Cable Design Technology Corp.            2.8            1.2

Lennar Corp.                             2.5            1.7

Harveys Casino Resorts                   2.4            1.7

CVS Corp.                                1.9            1.2

I-Stat Corp.                             1.8            1.7

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      13.8           15.7

Retail & Wholesale   13.1           8.2

Technology           12.4           11.8

Basic Industries     11.5           7.2

Health               9.9            7.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 * AS OF DECEMBER 31, 1996 **
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 1.1
Row: 1, Col: 3, Value: 91.0
Stocks 93.2%
Bonds 1.4%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 10.1%
Stocks 91.4%
Bonds 0.7%
Short-term
investments 7.9%
FOREIGN
INVESTMENTS 10.8%
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 92.59999999999999
*
**
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.0%
Doncasters PLC sponsored ADR  4,000 $ 92,500
DEFENSE ELECTRONICS - 0.4%
Herley Microwave Systems, Inc. (a)(c)   183,500  2,362,562
TOTAL AEROSPACE & DEFENSE   2,455,062
BASIC INDUSTRIES - 11.5%
IRON & STEEL - 0.5%
Cold Metal Products, Inc. (a)  179,900  1,011,937
Quanex Corp.   10,000  306,875
Steel Dynamics, Inc. (a)  63,500  1,587,500
  2,906,312
METALS & MINING - 9.7%
AFC Cable Systems, Inc. (a)(c)  627,300  16,937,100
Alumax, Inc. (a)  216,500  8,213,469
Cable Design Technology Corp. (a)  569,700  16,770,544
Essex International, Inc.   108,900  3,035,587
General Cable Corp.   250,000  6,406,250
Inco Ltd.   200,000  5,975,446
Ryerson Tull, Inc. Class A  20,000  330,000
  57,668,396
PAPER & FOREST PRODUCTS - 1.3%
Fort Howard Corp. (a)  84,700  4,287,938
Mercer International, Inc. (SBI)  407,900  3,875,050
  8,162,988
TOTAL BASIC INDUSTRIES   68,737,696
CONSTRUCTION & REAL ESTATE - 3.7%
CONSTRUCTION - 2.9%
Beazer Homes USA, Inc. (a)  152,200  2,435,200
Lennar Corp.   459,200  14,665,700
  17,100,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Jameson Co.   230,000 $ 2,702,500
Sovran Self Storage, Inc.   68,700  2,009,475
  4,711,975
TOTAL CONSTRUCTION & REAL ESTATE   21,812,875
DURABLES - 5.5%
CONSUMER ELECTRONICS - 1.2%
Movado Group, Inc. (c)   275,000  7,012,500
Tag-Heuer International SA sponsored ADR (a)  11,000  165,687
  7,178,187
HOME FURNISHINGS - 0.9%
Maxim Group, Inc. (a)  504,300  5,547,300
TEXTILES & APPAREL - 3.4%
Converse, Inc. (a)  185,100  4,095,337
Deckers Outdoor Corp. (a)(c)  596,900  4,402,138
Galey & Lord, Inc. (a)  115,800  2,171,250
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  9,295,300
  19,964,025
TOTAL DURABLES   32,689,512
FINANCE - 9.5%
INSURANCE - 9.5%
American Bankers Insurance Group, Inc.   739,800  46,792,350
Amerus Life Holdings, Inc.   132,900  3,704,587
Centris Group, Inc.   42,700  902,038
Norwich Union PLC (a)  56,000  297,848
Old Republic International Corp.   156,500  4,743,906
  56,440,729
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 6.0%
Alliance Pharmaceutical Corp. (a)  357,600  3,598,350
Creative Biomolecules, Inc. (a)  335,300  2,368,056
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Myriad Genetics (a)  140,000 $ 3,780,000
Sepracor, Inc. (a)  1,004,700  25,933,819
  35,680,225
MEDICAL EQUIPMENT & SUPPLIES - 3.9%
Cygnus, Inc. (a)  414,250  7,145,812
Heartport, Inc. (a)  151,100  2,663,138
Hemasure, Inc. (a)  359,000  987,250
I-Stat Corp. (a)(c)  639,700  10,954,863
Physiometrix, Inc. (a)  165,000  515,625
Resound Corp. (a)  195,000  1,096,875
  23,363,563
TOTAL HEALTH   59,043,788
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
Columbus McKinnon Corp.   257,600  4,894,400
Regal-Beloit Corp.   107,300  2,843,450
Sulzer AG (Reg.)  12,000  10,263,428
T B Wood's Corp.   164,000  2,388,250
  20,389,528
MEDIA & LEISURE - 13.6%
BROADCASTING - 0.8%
American Telecasting, Inc. (a)  510,000  318,750
Ascent Entertainment Group, Inc. (a)  64,500  588,562
CAI Wireless Systems, Inc. (a)  1,125,615  1,195,966
Heartland Wireless Communications, Inc. (a)  429,167  1,019,272
People's Choice TV Corp. (a)(c)  679,675  1,104,472
Wireless One, Inc. (a)  227,600  583,225
  4,810,247
ENTERTAINMENT - 3.7%
Film Roman, Inc. (a)  85,000  148,750
Harveys Casino Resorts (c)  811,700  14,255,481
MGM Grand, Inc. (a)  200,500  7,418,500
  21,822,731
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 4.1%
Equity Marketing, Inc. (a)  10,000 $ 235,000
Just Toys, Inc. (a)(c)  253,900  349,113
Nintendo Co. Ltd. Ord.   268,900  22,516,812
Silicon Gaming, Inc. (a)  109,800  1,427,400
  24,528,325
LODGING & GAMING - 3.1%
Circus Circus Enterprises, Inc. (a)  364,300  8,970,887
WMS Industries, Inc.   379,100  9,501,194
  18,472,081
PUBLISHING - 0.2%
Scholastic Corp. (a)  38,700  1,354,500
RESTAURANTS - 1.7%
Foodmaker, Inc. (a)  130,000  2,128,750
Morton's Restaurant Group, Inc. (a)(c)  414,800  8,244,150
  10,372,900
TOTAL MEDIA & LEISURE   81,360,784
NONDURABLES - 4.1%
AGRICULTURE - 1.3%
Saskatchewan Wheat Pool (a):
 Class B (non-vtg.)   478,300  5,889,328
 Class B (b)  158,000  1,945,460
  7,834,788
FOODS - 0.1%
Earthgrains Co.   13,200  865,425
Tomkins PLC Ord.   3,425  14,824
  880,249
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   251,800  6,735,650
TOBACCO - 1.6%
Philip Morris Companies, Inc.   208,300  9,243,313
TOTAL NONDURABLES   24,694,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 1.5%
Getchell Gold Corp. (a)  32,200 $ 1,135,050
Newmont Mining Corp.   200,000  7,800,000
  8,935,050
RETAIL & WHOLESALE - 13.1%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  211,400  1,103,244
Footstar, Inc. (a)  19,922  520,462
  1,623,706
DRUG STORES - 1.9%
CVS Corp.   219,600  11,254,500
GENERAL MERCHANDISE STORES - 1.5%
Freds, Inc. Class A (c)  590,300  8,854,500
GROCERY STORES - 8.8%
Whole Foods Market, Inc. (a)(c)  1,530,300  50,691,187
Wild Oats Markets, Inc.   80,000  2,040,000
  52,731,187
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Toys "R" Us, Inc. (a)  105,638  3,697,330
TOTAL RETAIL & WHOLESALE   78,161,223
SERVICES - 0.2%
LEASING & RENTAL - 0.2%
Hanover Compressor Co.  7,800  7,800
Hertz Corp. Class A  26,800  964,800
  972,600
SERVICES - 0.0%
Pierce Leahy Corp.  28,800  28,800
TOTAL Services   1,001,400
TECHNOLOGY - 12.1%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  129,900  3,279,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 9.6%
Activision, Inc. (a)  135,000 $ 1,940,625
BancTec, Inc. (a)  270,000  7,003,125
Broadway & Seymour, Inc. (a)  88,300  1,114,787
Broderbund Software, Inc. (a)  145,000  3,579,687
CACI International, Inc. Class A (a)  116,100  1,770,525
CompUSA, Inc. (a)  427,200  9,184,800
Eidos PLC sponsored ADR  389,000  4,765,250
GT Interactive Software, Inc. (a)  188,100  2,233,688
Maxis, Inc. (a)  254,600  3,055,200
Midway Games, Inc. (a)(c)  291,300  6,262,950
Spectrum Holobyte, Inc. (a)(c)  2,056,500  10,025,438
Sybase, Inc. (a)  421,700  6,272,788
  57,208,863
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Creative Technology Corp. Ltd. (a)  239,400  4,069,800
Performance Technologies, Inc. (a)  230,000  3,507,500
Sandisk Corp.   4,500  65,812
  7,643,112
ELECTRONIC INSTRUMENTS - 0.1%
ORBIT/FR, Inc.   75,000  731,250
ELECTRONICS - 0.5%
AVX Corp.   99,700  2,691,900
ESS Technology, Inc.   35,000  470,313
3Dfx Interactive, Inc.   1,100  14,713
  3,176,926
TOTAL TECHNOLOGY   72,040,126
TRANSPORTATION - 2.7%
AIR TRANSPORTATION - 1.6%
Reno Air, Inc. (a)(c)  934,800  8,062,650
Ryanair Holdings PLC sponsored ADR  50,600  1,372,525
  9,435,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 1.1%
Hunt (J.B.) Transport Services, Inc.   435,600 $ 6,479,550
SPACEHAB, Inc. (a)  30,000  266,250
  6,745,800
TOTAL TRANSPORTATION   16,180,975
TOTAL COMMON STOCKS
(Cost $488,256,516)   543,942,748
CONVERTIBLE PREFERRED STOCKS - 0.2%
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945
depositary share (Cost $1,226,360)  114,080  1,026,720
CONVERTIBLE BONDS - 0.7%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Converse, Inc. 7%, 6/1/04   - $ 1,945,000  2,197,850
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics, Ltd.:
 8 1/4%, 6/15/06  B3  1,978,000  1,701,080
 7 1/4%, 12/15/06  B3  404,000  307,040
TOTAL TECHNOLOGY   2,008,120
TOTAL CONVERTIBLE BONDS
(Cost $4,024,180)   4,205,970
CASH EQUIVALENTS - 7.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
6/30/97 due 7/1/97  $ 46,890,723 $ 46,883,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $540,390,056)  $ 596,058,438
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,945,460 or 0.3% of net assets.
3. Affiliated company (see Note 11 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.2%
Japan   3.8
Canada  3.0
Switzerland  1.8
Others (individually less than 1%)  2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $540,412,067. Net unrealized appreciation aggregated $55,646,371, of which $127,827,014 related to appreciated investment securities and $72,180,643 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 596,058,438
agreements of $46,883,000) (cost $540,390,056) -
See accompanying schedule

Cash                                                                       887,485

Receivable for investments sold                                            2,467,926

Receivable for fund shares sold                                            224,902

Dividends receivable                                                       352,690

Interest receivable                                                        46,726

Other receivables                                                          73,080

Prepaid expenses                                                           3,354

 TOTAL ASSETS                                                              600,114,601

LIABILITIES

Payable for investments purchased                           $ 3,660,151

Payable for fund shares redeemed                             3,376,170

Accrued management fee                                       198,149

Distribution fees payable                                    273,906

Other payables and accrued expenses                          196,273

 TOTAL LIABILITIES                                                         7,704,649

NET ASSETS                                                                $ 592,409,952

Net Assets consist of:

Paid in capital                                                           $ 490,060,859

Accumulated net investment loss                                            (723,376)

Accumulated undistributed net realized gain (loss) on                      47,393,519
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              55,678,950
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                $ 592,409,952


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $24.46
CLASS A:
NET ASSET VALUE and redemption price per share
 ($918,657 (divided by) 37,559 shares)

Maximum offering price per share (100/94.75 of $24.46)           $25.82

CLASS T:                                                         $24.68
NET ASSET VALUE and redemption price per share
 ($469,444,476 (divided by) 19,020,008 shares)

Maximum offering price per share (100/96.50 of $24.68)           $25.58

CLASS B:                                                         $24.24
NET ASSET VALUE and offering price per share
 ($97,397,263 (divided by) 4,018,431 shares) A

INITIAL CLASS:                                                   $24.98
NET ASSET VALUE and redemption price per share
 ($20,689,260 (divided by) 828,072 shares)

Maximum offering price per share (100/96.50 of $24.98)           $25.89

INSTITUTIONAL CLASS:                                             $24.52
NET ASSET VALUE, offering price and redemption price per share ($3,960,296 (divided by) 161,541 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                          $ 2,102,889
Dividends (including $133,100 received from
affiliated issuers)

Interest                                                                    1,025,004

 TOTAL INCOME                                                               3,127,893

EXPENSES

Management fee                                               $ 1,771,758
Basic fee

 Performance adjustment                                       (591,597)

Transfer agent fees                                           671,038

Distribution fees                                             1,647,530

Accounting fees and expenses                                  165,185

Non-interested trustees' compensation                         2,207

Custodian fees and expenses                                   26,888

Registration fees                                             64,178

Audit                                                         35,364

Legal                                                         4,243

Interest                                                      16,435

Reports to shareholders                                       75,356

Miscellaneous                                                 1,148

 Total expenses before reductions                             3,889,733

 Expense reductions                                           (39,859)      3,849,874

NET INVESTMENT INCOME (LOSS)                                                (721,981)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     47,771,796
 $1,050,483 on sales of investments in affiliated
issuers)

 Foreign currency transactions                                (2,997)       47,768,799

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        23,247,938

 Assets and liabilities in foreign currencies                 11,943        23,259,881

NET GAIN (LOSS)                                                             71,028,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 70,306,699
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED JUNE 30,    DECEMBER 31,
                                                         1997              1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (721,981)       $ 5,065,025
Net investment income (loss)

 Net realized gain (loss)                                 47,768,799        101,103,020

 Change in net unrealized appreciation (depreciation)     23,259,881        (96,084,415)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          70,306,699        10,083,630
FROM OPERATIONS

Distributions to shareholders                             -                 (5,501,432)
From net investment income

 From net realized gain                                   (23,324,662)      (70,113,368)

 TOTAL DISTRIBUTIONS                                      (23,324,662)      (75,614,800)

Share transactions - net increase (decrease)              (176,628,154)     36,171,237

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (129,646,117)     (29,359,933)

NET ASSETS

 Beginning of period                                      722,056,069       751,416,002

 End of period (including undistributed net              $ 592,409,952     $ 722,056,069
investment income (loss) of $(723,376) and
$1,667,423, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 F


SELECTED PER-SHARE DATA

Net asset value, beginning of period                           $ 22.51       $ 23.48

Income from Investment Operations

 Net investment income (loss) E                                 (.04)         .08

 Net realized and unrealized gain (loss)                        2.86          1.26

 Total from investment operations                               2.82          1.34

Less Distributions

 From net investment income                                     -             (.37)

 From net realized gain                                         (.87)         (1.94)

 Total distributions                                            (.87)         (2.31)

Net asset value, end of period                                 $ 24.46       $ 22.51

TOTAL RETURN B, C                                               12.88%        5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 919         $ 638

Ratio of expenses to average net assets                         1.49% A, I    .99% A,
                                                                              D

Ratio of expenses to average net assets after expense           1.48% A, G    .97% A,
reductions                                                                    G

Ratio of net investment income (loss) to average net assets     (.40)% A      1.00% A

Portfolio turnover                                              41% A         151%

Average commission rate H                                      $ .0420       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

      SIX MONTHS      YEARS ENDED DECEMBER           THREE MONTHS    YEARS ENDED SEPTEMBER 30,
      ENDED           31,                            ENDED
      JUNE 30, 1997                                  DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994            1994 F                      1993   1992





SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 22.69      $ 24.88     $ 18.70     $ 19.96       $ 22.52     $ 19.53     $ 21.38

Income from Investment Operations

 Net investment income (loss)                 (.02) E      .17 E       .39         .10 E         .39 E       .33         .61

 Net realized and unrealized gain (loss)      2.88         .18         6.73        (.75)         (.81)       4.44        .58

 Total from investment operations             2.86         .35         7.12        (.65)         (.42)       4.77        1.19

Less Distributions

 From net investment income                   -            (.19)       (.39)       (.35)         (.43)       (.57)       (.62)

 From net realized gain                       (.87)        (2.35)      (.55)       (.26)         (1.71)      (1.21)      (2.42)

 Total distributions                          (.87)        (2.54)      (.94)       (.61)         (2.14)      (1.78)      (3.04)

Net asset value, end of period               $ 24.68      $ 22.69     $ 24.88     $ 18.70       $ 19.96     $ 22.52     $ 19.53

TOTAL RETURN B, C                             12.96%       1.53%       38.16%      (3.26)%       (2.24)%     26.33%      7.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 469,444    $ 560,645   $ 619,993   $ 375,691     $ 385,349   $ 269,833   $ 194,710

Ratio of expenses to average net assets       1.26% A      1.28%       1.61%       1.73% A, G    1.85%       1.57%       1.46%
                                                                                                            D

Ratio of expenses to average net assets after 1.25% A,     1.27%       1.61%       1.73% A       1.84%       1.57%       1.46%
expense reductions                           H            H                                     H

Ratio of net investment income (loss) to      (.17)% A     .70%        1.90%       2.03% A       1.89%       2.06%       3.22%
average net assets

Portfolio turnover                            41% A        151%        142%        228% A        159%        183%        211%

Average commission rate I                    $ .0420      $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING ARANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. FINANCIAL HIGHLIGHTS - CLASS B

      SIX MONTHS      YEARS ENDED DECEMBER           THREE          YEAR ENDED
      ENDED           31,                            MONTHS         SEPTEMBER
      JUNE 30, 1997                                  ENDED          30,
                                                     DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994           1994 E

SELECTED PER-SHARE DATA

Net asset value,               $ 22.36      $ 24.56    $ 18.57    $ 19.98      $ 19.65
beginning of period

Income from Investment
Operations

 Net investment                 (.08) D      .04 D      .38        .06 D        .05 D
 income (loss)

 Net realized and               2.83         .18        6.54       (.74)        .28
 unrealized gain
(loss)

 Total from investment          2.75         .22        6.92       (.68)        .33
 operations

Less Distributions

 From net investment            -            (.07)      (.38)      (.47)        -
 income

 From net realized gain         (.87)        (2.35)     (.55)      (.26)        -

 Total distributions            (.87)        (2.42)     (.93)      (.73)        -

Net asset value,               $ 24.24      $ 22.36    $ 24.56    $ 18.57      $ 19.98
end of period

TOTAL RETURN B, C               12.65%       1.00%      37.35%     (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 97,397     $ 98,535   $ 87,566   $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to            1.82% A      1.80%      2.11%      2.58% A      2.63% A
average net assets                                                             , F

Ratio of expenses to            1.81% A,     1.79%      2.10% G    2.53% A,     2.63% A
average net assets             G            G                     G
after expense
reductions

Ratio of net investment         (.73)% A     .18%       1.40%      1.22% A      1.11% A
income (loss) to
average net assets

Portfolio turnover              41% A        151%       142%       228% A       159%

Average commission             $ .0420      $ .0409
rate H


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      SIX MONTHS      YEARS ENDED DECEMBER           THREE MONTHS    YEARS ENDED SEPTEMBER 30,
      ENDED           31,                            ENDED
      JUNE 30, 1997                                  DECEMBER 31,

      (UNAUDITED)     1996                    1995   1994            1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 22.90     $ 25.10    $ 18.86    $ 20.23       $ 22.72    $ 19.72    $ 21.55

Income from Investment Operations

 Net investment income                            .03 E       .28 E      .50        .13 E         .54 E      .45        .73

 Net realized and unrealized gain (loss)          2.92        .19        6.79       (.74)         (.81)      4.46       .58

 Total from investment operations                 2.95        .47        7.29       (.61)         (.27)      4.91       1.31

Less Distributions

 From net investment income                       -           (.32)      (.50)      (.50)         (.51)      (.70)      (.72)

 From net realized gain                           (.87)       (2.35)     (.55)      (.26)         (1.71)     (1.21)     (2.42)

 Total distributions                              (.87)       (2.67)     (1.05)     (.76)         (2.22)     (1.91)     (3.14)

Net asset value, end of period                   $ 24.98     $ 22.90    $ 25.10    $ 18.86       $ 20.23    $ 22.72    $ 19.72

TOTAL RETURN B, C                                 13.24%      2.00%      38.75%     (3.02)%       (1.51)%    26.98%     7.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 20,689    $ 20,406   $ 23,428   $ 17,583      $ 18,850   $ 20,707   $ 17,933

Ratio of expenses to average net assets           .79% A      .82%       1.04%      1.14% A       1.15%      .89%       .87%
                                                                                                            D

Ratio of expenses to average net assets after     .78% A,     .81% G     1.03% G    1.11% A, G    1.14%      .89%       .87%
expense reductions                               G                                               G

Ratio of net investment income to average net     .30% A      1.16%      2.47%      2.65% A       2.60%      2.74%      3.78%
assets

Portfolio turnover                                41% A       151%       142%       228% A        159%       183%       211%

Average commission rate H                        $ .0420     $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS ENDED
      JUNE 30, 1997      YEARS ENDED
                         DECEMBER 31,

      (UNAUDITED)        1996           1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                $ 22.57       $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income (loss)                        (.04) D       .29 D      .55

 Net realized and unrealized gain (loss)             2.86          .17        3.00

 Total from investment operations                    2.82          .46        3.55

Less Distributions

 From net investment income                          -             (.34)      (.55)

 From net realized gain                              (.87)         (2.35)     (.55)

 Total distributions                                 (.87)         (2.69)     (1.10)

Net asset value, end of period                      $ 24.52       $ 22.57    $ 24.80

TOTAL RETURN B, C                                    12.85%        1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 3,960       $ 41,832   $ 20,429

Ratio of expenses to average net assets              1.24% A, F    .78%       .97% A

Ratio of expenses to average net assets after        1.23% A, G    .76% G     .96% A,
expense reductions                                                            G

Ratio of net investment income (loss) to average     (.30)% A      1.21%      2.55% A
net assets

Portfolio turnover                                   41% A         151%       142%

Average commission rate H                           $ .0420       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER ( SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


12. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
13. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
14. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $114,868,059 and $324,634,277, respectively.
15. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .41% of average net assets after the performance adjustment. Effective July 1, 1997 the fund's performance adjustment is based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 888         $ 888

CLASS T     1,177,927     1,177,927

CLASS B     468,715       117,178

           $ 1,647,530   $ 1,295,993

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T and Initial Class shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
                 PAID TO     DEALERS'
                 FDC         PORTION

CLASS A          $ 11,682    $ 9,408

CLASS T           87,987      72,120

CLASS B           193,469     0 *

INITIAL CLASS     259         0

                 $ 293,397   $ 81,528

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 1,329     .38% ***

CLASS T **              FIIOC *     525,196    .23% ***

CLASS B                 FIIOC *     119,317    .26% ***

INITIAL CLASS           FSC *       18,955     .20% ***

INSTITUTIONAL CLASS     FIIOC *     6,241      .24% ***

                                   $ 671,038

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $86,806 for the period.
16. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $15,594,143, respectively. The weighted average interest rate was 5.42%.
17. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 11,608

INSTITUTIONAL CLASS    1.50%          914

                                     $ 12,522

FMR also voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A and Institutional Class. For the period, the reimbursement reduced these expenses by $3,127 and $1,684, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $18,850 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,275 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST
                 CREDITS

INITIAL CLASS    $ 401

18. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.
19. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS       YEAR ENDED
                              ENDED JUNE 30,   DECEMBER 31,

                              1997             1996 A

CLASS A

From net investment income    $ -              $ 9,050

From net realized gain         23,625           47,453

Total                         $ 23,625         $ 56,503


CLASS T

From net investment income    $ -              $ 4,356,302

From net realized gain         18,661,262       54,934,732

Total                         $ 18,661,262     $ 59,291,034


CLASS B

From net investment income    $ -              $ 291,486

From net realized gain         3,719,315        9,460,141

Total                         $ 3,719,315      $ 9,751,627


INITIAL CLASS

From net investment income    $ -              $ 263,298

From net realized gain         742,870          1,978,165

Total                         $ 742,870        $ 2,241,463


INSTITUTIONAL CLASS

From net investment income    $ -              $ 581,296

From net realized gain         177,590          3,692,877

Total                         $ 177,590        $ 4,274,173


                              $ 23,324,662     $ 75,614,800

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
20. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS        YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,    DECEMBER 31,

                                 1997             1996 A         1997              1996 A



CLASS A                           17,253           26,335        $ 385,972         $ 633,035
Shares sold

Reinvestment of distributions     1,055            2,536          23,641            56,498

Shares redeemed                   (9,089)          (531)          (208,268)         (12,990)

Net increase (decrease)           9,219            28,340        $ 201,345         $ 676,543

CLASS T                           1,605,394        7,239,477     $ 36,349,232      $ 173,637,131
Shares sold

Reinvestment of distributions     702,987          2,215,089      15,866,387        50,421,264

Shares redeemed                   (7,999,696)      (9,664,112)    (180,656,556)     (231,598,779)

Net increase (decrease)           (5,691,315)      (209,546)     $ (128,440,937)   $ (7,540,384)

CLASS B                           320,457          1,826,263     $ 7,137,402       $ 43,251,259
Shares sold

Reinvestment of distributions     155,073          422,830        3,447,259         9,473,517

Shares redeemed                   (864,175)        (1,407,472)    (19,120,949)      (33,157,193)

Net increase (decrease)           (388,645)        841,621       $ (8,536,288)     $ 19,567,583

INITIAL CLASS                     4,005            7,958         $ 94,673          $ 193,575
Shares sold

Reinvestment of distributions     29,056           86,899         663,041           1,996,834

Shares redeemed                   (96,001)         (137,073)      (2,173,271)       (3,325,386)

Net increase (decrease)           (62,940)         (42,216)      $ (1,415,557)     $ (1,134,977)

INSTITUTIONAL CLASS               133,815          1,132,115     $ 3,005,701       $ 27,291,041
Shares sold

Reinvestment of distributions     6,165            182,073        138,401           4,097,341

Shares redeemed                   (1,831,791)      (284,588)      (41,580,819)      (6,785,910)

Net increase (decrease)           (1,691,811)      1,029,600     $ (38,436,717)    $ 24,602,472


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
21. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 15,925

CLASS T                 13,303

CLASS B                 12,071

INITIAL CLASS           7,182

INSTITUTIONAL CLASS     15,697

                       $ 64,178

22. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ 867,000 $ - $ 16,937,100
Deckers Outdoor Corp.   10,150  -  -  4,402,138
Freds, Inc. Class A   -  -  59,030  8,854,500
Harveys Casino Resorts   1,196,210  92,880  74,070  14,255,481
Herley Microwave Systems, Inc.   -  144,375  -  2,362,562
I-Stat Corp.   1,246,197  377,754  -  10,954,863
Just Toys, Inc.   -  -  -  349,113
Maxwell Shoe Co., Inc. Class A   -  -  -  9,295,300
Midway Games, Inc.   166,070  -  -  6,262,950
Morton's Restaurant Group, Inc.   -  -  -  8,244,150
Movado Group, Inc.   -  -  -  7,012,500
People's Choice TV Corp.   -  -  -  1,104,472
Reno Air, Inc.   -  -  -  8,062,650
Spectrum Holobyte, Inc.   1,084,327  -  -  10,025,438
Whole Foods Market, Inc.   -  -  -  50,691,187
TOTALS  $ 3,702,954 $ 1,482,009 $ 133,100 $158,814,404
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  32,670,431.969 97.30
Withheld  905,735.323 2.70
 TOTAL  33,576,167.292 100.00
RALPH F. COX
Affirmative  32,661,943.620 97.28
Withheld  914,223.672 2.72
 TOTAL  33,576,167.292 100.00
PHYLLIS BURKE DAVIS
Affirmative  32,639,275.890 97.21
Withheld  936,891.402 2.79
 TOTAL  33,576,167.292 100.00
ROBERT M. GATES
Affirmative  32,647,573.114 97.23
Withheld  928,594.178 2.77
 TOTAL  33,576,167.292 100.00
EDWARD C. JOHNSON 3RD
Affirmative  32,653,017.035 97.25
Withheld  923,150.257 2.75
 TOTAL  33,576,167.292 100.00
E. BRADLEY JONES
Affirmative  32,635,245.079 97.20
Withheld  940,922.213 2.80
 TOTAL  33,576,167.292 100.00
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  32,673,572.230 97.31
Withheld  902,595.062 2.69
 TOTAL  33,576,167.292 100.00
PETER S. LYNCH
Affirmative  32,665,741.087 97.29
Withheld  910,426.205 2.71
 TOTAL  33,576,167.292 100.00
WILLIAM O. MCCOY
Affirmative  32,665,426.588 97.29
Withheld  910,740.704 2.71
 TOTAL  33,576,167.292 100.00
GERALD C. MCDONOUGH
Affirmative  32,645,173.119 97.23
Withheld  930,994.173 2.77
 TOTAL  33,576,167.292 100.00
MARVIN L. MANN
Affirmative  32,667,258.985 97.29
Withheld  908,908.307 2.71
 TOTAL  33,576,167.292 100.00
THOMAS R. WILLIAMS
Affirmative  32,646,425.418 97.23
Withheld  929,741.874 2.77
 TOTAL  33,576,167.292 100.00
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     31,181,969.270    92.87

Against         265,724.175       .79

Abstain         2,128,473.847     6.34

TOTAL           33,576,167.292    100.00

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,126,370.108    87.12

Against         1,000,318.214     3.77

Abstain         2,419,170.970     9.11

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 4
To amend the Declaration of Trust regarding shareholder notification of appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     23,207,061.951    87.42

Against         870,816.482       3.28

Abstain         2,467,980.859     9.30

TOTAL           26,545,859.292    100.00

Not Voting     7,030,308.000

PROPOSAL 5
To amend the Declaration of Trust to provide each fund with the ability to invest all of its assets in another open-ended investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     22,687,221.159    85.46

Against         1,327,189.441     5.00

Abstain         2,531,448.692     9.54

TOTAL           26,545,859.292    100.00

Not Voting      7,030,308.000

PROPOSAL 6
To adopt a new fundamental investment policy for Strategic Opportunities Fund to permit the fund to invest all of its assets in another open-end investment company with substantially the same investment objectives and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,502,130.425    84.45

Against         665,332.546       4.89

Abstain         1,451,551.531     10.66

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 7
To approve an amended management contract for Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,194,953.682    87.83

Against         452,965.106       2.80

Abstain         1,514,968.714     9.37

TOTAL           16,162,887.502    100.00

PROPOSAL 10
To approve an amended Sub-Advisory Agreement between Strategic
Opportunities Fund and FMR Far East.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,285,781.165    88.39

Against         368,239.310       2.28

Abstain         1,508,867.027     9.33

TOTAL           16,162,887.502    100.00

PROPOSAL 11
To approve an amended Sub-Advisory Agreement between Strategic
Opportunities Fund and FMR U.K.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     14,323,952.957    88.62

Against         345,515.729       2.14

Abstain         1,493,418.816     9.24

TOTAL           16,162,887.502    100.00

PROPOSAL 12
To amend the Class B Distribution and Service Plan for Strategic
Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     1,694,126.749    79.63

Against         94,643.399       4.45

Abstain         338,759.404      15.92

TOTAL           2,127,529.552    100.00

PROPOSAL 13
To amend the Class T Distribution and Service Plan for Strategic
Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     9,246,908.777     84.95

Against         370,816.918       3.41

Abstain         1,266,692.369     11.64

TOTAL           10,884,418.064    100.00

PROPOSAL 14
To approve an agreement and plan providing for the reorganization of Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,679,951.701    85.76

Against         403,539.968       2.96

Abstain         1,535,522.833     11.28

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 16
To amend the fundamental investment limitation on diversification for Strategic Opportunities Fund to permit increased investment in the securities of any single issuer.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,085,311.192    81.40

Against         1,066,436.724     7.83

Abstain         1,467,266.586     10.77

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 17
To amend Strategic Opportunities Fund's fundamental investment limitation concerning diversification to exclude investments in other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,069,685.759    81.28

Against         1,053,090.996     7.73

Abstain         1,496,237.747     10.99

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 18
To amend the fundamental investment limitation concerning real estate for Strategic Opportunities Fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,076,196.350    81.33

Against         1,025,367.020     7.53

Abstain         1,517,451.132     11.14

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 19
To amend Strategic Opportunities Fund's fundamental investment limitation concerning senior securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,584,067.577    85.06

Against         501,562.178       3.68

Abstain         1,533,384.747     11.26

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 20
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning short sales of securities and replace it with a similar non-fundamental investment limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,001,582.538    80.78

Against         1,087,062.521     7.98

Abstain         1,530,369.443     11.24

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 21
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning margin purchases and replace it with a similar non-fundamental investment limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,992,209.318    80.71

Against         1,100,116.876     8.08

Abstain         1,526,688.308     11.21

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 22
To amend Strategic Opportunities Fund's fundamental investment concerning borrowing limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,955,546.335    80.44

Against         1,149,393.710     8.44

Abstain         1,514,074.457     11.12

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 23
To amend Strategic Opportunities Fund's fundamental investment limitation concerning the underwriting of securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,509,524.223    84.51

Against         573,168.443       4.21

Abstain         1,536,321.836     11.28

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 24
To amend Strategic Opportunities Fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,441,217.081    84.01

Against         678,505.413       4.98

Abstain         1,499,302.008     11.01

TOTAL           13,619,024.502    100.00

Not Voting     2,543,863.000

PROPOSAL 25
To amend Strategic Opportunities Fund's fundamental investment limitation concerning lending.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     10,970,495.148    80.55

Against         1,121,522.738     8.24

Abstain         1,526,996.616     11.21

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 26
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investments in other investment companies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,452,450.853    84.09

Against         663,648.453       4.87

Abstain         1,502,915.196     11.04

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 27
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investing in oil, gas, and mineral exploration programs.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,008,669.024    80.83

Against         1,118,266.376     8.21

Abstain         1,492,079.102     10.96

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000

PROPOSAL 28
To eliminate Strategic Opportunities Fund's fundamental investment limitation concerning investments in securities of newly-formed issuers.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     11,023,807.584    80.95

Against         1,085,872.726     7.97

Abstain         1,509,334.192     11.08

TOTAL           13,619,014.502    100.00

Not Voting     2,543,873.000







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)